CONTENTS
Page
MoA Funds Corporation
Portfolios of Investments in Securities:

MoA Catholic Values Index Fund
TM
.............................................................................................................. 60
MoA Retirement Income Fund ..................................................................................................................... 66
MoA Clear Passage 2020 Fund
TM
................................................................................................................ 67
MoA Clear Passage 2025 Fund
TM
................................................................................................................ 68
MoA Clear Passage 2030 Fund
TM
................................................................................................................ 69
MoA Clear Passage 2035 Fund
TM
................................................................................................................ 70
MoA Clear Passage 2040 Fund
TM
................................................................................................................ 71
MoA Clear Passage 2045 Fund
TM
................................................................................................................ 72
MoA Clear Passage 2050 Fund
TM
................................................................................................................ 73
MoA Clear Passage 2055 Fund
TM
................................................................................................................ 74
MoA Clear Passage 2060 Fund
TM
................................................................................................................ 75
MoA Clear Passage 2065 Fund
TM
................................................................................................................ 76
MoA Clear Passage 2070 Fund
TM
................................................................................................................ 77

MoA Core Bond Fund
TM
............................................................................................................................... 87
Notes to Portfolio of Investments ................................................................................................................... 100

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (98.7%):
Basic Materials (1.6%)
Air Products and
Chemicals, Inc. ..... 22,983 $ 6,676,332
Albemarle Corp. ...... 12,164 2,183,803
CF Industries Holdings,
Inc. .............. 16,100 2,090,424
Dow, Inc. ............ 74,065 3,084,807
DuPont de Nemours, Inc. 42,238 1,934,500
Ecolab, Inc. .......... 26,312 6,999,518
Freeport-McMoRan, Inc. 148,350 8,720,013
International Flavors &
Fragrances, Inc. .... 26,435 1,917,859
International Paper Co. . 54,505 1,945,829
Linde PLC ........... 48,199 23,895,136
LyondellBasell Industries
NV Cl A ........... 26,579 2,141,204
Mosaic Co. .......... 32,763 835,457
Newmont Corp. ....... 112,642 12,193,497
Nucor Corp. .......... 23,623 3,994,649
PPG Industries, Inc. ... 23,163 2,475,662
Qnity Electronics, Inc. .. 21,621 2,494,631
Sherwin-Williams Co. .. 23,797 7,628,128
Steel Dynamics, Inc. ... 14,170 2,550,600
93,762,049
Communications (16.2%)
Airbnb, Inc. Cl A* ...... 43,722 5,521,214
Alphabet, Inc. Cl A .... 600,956 172,810,907
Alphabet, Inc. Cl C .... 482,734 138,477,075
Amazon.com, Inc.* .... 1,008,348 210,008,638
AppLovin Corp. Cl A* .. 27,973 11,133,254
Arista Networks, Inc.* .. 106,588 13,086,875
AT&T, Inc. ........... 722,610 20,948,464
Booking Holdings, Inc. . 3,327 14,007,735
CDW Corp. .......... 13,439 1,626,388
Charter Communications,
Inc. Cl A* .......... 8,888 1,918,741
Ciena Corp.* ......... 14,539 5,644,476
Cisco Systems, Inc. ... 407,838 31,644,150
Comcast Corp. Cl A ... 370,400 10,634,184
Corning, Inc. ......... 80,588 10,957,550
DoorDash, Inc. Cl A* ... 38,587 5,793,838
eBay, Inc. ........... 46,656 4,246,629
EchoStar Corp. Cl A* .. 13,895 1,626,688
Expedia Group, Inc. ... 12,078 2,788,689
F5, Inc.* ............. 5,834 1,687,951
FactSet Research
Systems, Inc. ...... 3,829 830,855
Fox Corp. Cl A ........ 20,716 1,209,814
Fox Corp. Cl B ....... 14,612 775,897
Gen Digital, Inc. ...... 56,891 1,071,258
GoDaddy, Inc. Cl A* ... 13,950 1,153,246
Meta Platforms, Inc. Cl A 225,764 129,166,357
Motorola Solutions, Inc. 17,100 7,420,887
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
Netflix, Inc.* .......... 435,818 $ 41,903,901
News Corp. Cl A ...... 38,215 952,700
News Corp. Cl B ...... 12,614 359,625
Omnicom Group, Inc. .. 32,474 2,445,617
Palo Alto Networks, Inc.* 83,411 13,372,452
Paramount Skydance
Corp. Cl B ......... 32,080 289,362
Robinhood Markets, Inc.
Cl A* ............. 81,579 5,653,425
T-Mobile US, Inc. ..... 48,906 10,271,727
Trade Desk, Inc. Cl A* .. 45,450 1,031,261
Uber Technologies, Inc.* 212,442 15,280,953
VeriSign, Inc. ......... 8,519 2,115,779
Verizon Communications,
Inc. .............. 435,285 21,851,307
Walt Disney Co. ...... 182,859 17,623,950
Warner Bros Discovery,
Inc.* .............. 255,824 7,024,927
946,368,746
Consumer, Cyclical (8.1%)
Aptiv PLC* ........... 21,960 1,524,902
AutoZone, Inc.* ....... 1,710 5,776,004
Best Buy Co., Inc. ..... 20,115 1,291,383
Carnival Corp. ........ 118,719 3,072,448
Carvana Co.* ........ 14,598 4,589,319
Chipotle Mexican Grill,
Inc.* .............. 134,438 4,303,360
Copart, Inc.* ......... 91,927 3,051,976
Costco Wholesale Corp. 45,817 45,653,433
Cummins, Inc. ........ 14,262 7,673,241
Darden Restaurants, Inc. 11,885 2,329,935
Deckers Outdoor Corp.* 14,652 1,466,519
Delta Air Lines, Inc. .... 67,050 4,457,484
Dollar General Corp. ... 22,721 2,697,664
Dollar Tree, Inc.* ...... 19,089 2,090,436
Domino's Pizza, Inc. ... 3,208 1,150,998
DR Horton, Inc. ....... 27,810 3,816,088
Fastenal Co. ......... 118,517 5,499,189
Ford Motor Co. ....... 404,486 4,667,768
General Motors Co. ... 93,309 6,951,521
Genuine Parts Co. .... 14,359 1,518,464
Hasbro, Inc. .......... 13,762 1,288,123
Hilton Worldwide
Holdings, Inc. ...... 23,668 7,196,965
Home Depot, Inc. ..... 102,758 33,796,079
Las Vegas Sands Corp. 31,209 1,681,541
Lennar Corp. Cl A ..... 22,272 1,934,100
Live Nation
Entertainment, Inc.* . 16,299 2,485,761
Lowe's Cos., Inc. ...... 57,902 13,681,085
Lululemon Athletica, Inc.* 11,019 1,687,009

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Marriott International, Inc.
Cl A .............. 22,702 $ 7,425,143
McDonald's Corp. ..... 73,510 22,846,173
MGM Resorts
International* ...... 19,805 732,983
NIKE, Inc. Cl B ....... 122,988 6,496,226
Norwegian Cruise Line
Holdings Ltd.* ...... 46,992 878,750
NVR, Inc.* ........... 289 1,904,461
O'Reilly Automotive, Inc.* 86,903 8,022,016
PACCAR, Inc. ........ 54,233 6,263,912
Pool Corp. ........... 3,384 684,685
PulteGroup, Inc. ...... 19,833 2,332,559
Ralph Lauren Corp. ... 3,990 1,372,520
Ross Stores, Inc. ..... 33,386 7,232,409
Royal Caribbean Cruises
Ltd. .............. 25,970 7,146,425
Southwest Airlines Co. . 50,715 1,905,363
Starbucks Corp. ...... 117,600 10,535,784
Tapestry, Inc. ......... 20,899 2,949,058
Target Corp. ......... 46,739 5,664,767
Tesla, Inc.* .......... 290,304 107,920,512
TJX Cos., Inc. ........ 114,624 18,305,453
TKO Group Holdings, Inc. 6,843 1,379,891
Tractor Supply Co. .... 54,543 2,470,798
Ulta Beauty, Inc.* ..... 4,579 2,393,489
United Airlines Holdings,
Inc.* .............. 33,385 3,073,757
Walmart, Inc. ......... 452,481 56,234,339
Williams-Sonoma, Inc. . 12,323 2,246,853
WW Grainger, Inc. .... 4,515 4,925,007
Wynn Resorts Ltd. .... 8,714 884,907
Yum! Brands, Inc. ..... 28,660 4,456,057
476,017,092
Consumer, Non-cyclical (13.8%)
Abbott Laboratories ... 179,489 18,428,136
AbbVie, Inc. .......... 182,432 39,677,136
Agilent Technologies, Inc. 29,195 3,327,646
Align Technology, Inc.* . 6,888 1,180,810
Altria Group, Inc. ...... 173,275 11,434,417
Amgen, Inc. .......... 55,583 19,556,879
Archer-Daniels-Midland
Co. .............. 49,605 3,605,787
Automatic Data
Processing, Inc. .... 41,562 8,444,567
Avery Dennison Corp. .. 7,979 1,377,814
Baxter International, Inc. 53,106 892,181
Becton Dickinson & Co. 29,392 4,621,304
Biogen, Inc.* ......... 15,149 2,777,266
Bio-Techne Corp. ..... 16,149 843,947
Block, Inc.* .......... 56,531 3,402,036
Boston Scientific Corp.* 153,080 9,605,770
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Bristol-Myers Squibb Co. 210,208 $ 12,749,115
Brown-Forman Corp. Cl B 17,637 466,322
Bunge Global S.A. .... 13,971 1,777,111
Cardinal Health, Inc. ... 24,290 5,132,720
Cencora, Inc. ......... 20,080 6,307,931
Centene Corp.* ....... 48,222 1,578,788
Charles River
Laboratories
International, Inc.* .. 5,080 876,300
Church & Dwight Co., Inc. 24,432 2,279,994
Cigna Group ......... 27,195 7,254,266
Cintas Corp. ......... 35,086 5,934,446
Clorox Co. ........... 12,481 1,293,406
Coca-Cola Co. ....... 399,617 30,390,873
Colgate-Palmolive Co. . 83,203 7,091,392
Conagra Brands, Inc. .. 49,378 776,222
Constellation Brands, Inc.
Cl A .............. 14,497 2,174,550
Cooper Cos., Inc.* .... 20,229 1,446,374
Corpay, Inc.* ......... 7,221 2,101,239
Corteva, Inc. ......... 69,419 5,811,064
CVS Health Corp. ..... 131,320 9,431,402
Danaher Corp. ....... 64,941 12,312,814
DaVita, Inc.* ......... 3,448 529,923
Dexcom, Inc.* ........ 39,726 2,494,793
Edwards Lifesciences
Corp.* ............ 59,899 4,796,712
Elevance Health, Inc. .. 22,782 6,669,430
Eli Lilly & Co. ......... 81,795 75,232,587
Equifax, Inc. ......... 12,428 2,237,910
Estee Lauder Cos., Inc.
Cl A .............. 25,518 1,831,427
GE HealthCare
Technologies, Inc. ... 47,043 3,348,521
General Mills, Inc. ..... 55,077 2,049,966
Gilead Sciences, Inc. .. 128,065 17,848,419
Global Payments, Inc. .. 24,564 1,653,157
HCA Healthcare, Inc. .. 16,158 7,646,612
Henry Schein, Inc.* .... 10,329 761,247
Hershey Co. ......... 15,295 3,179,678
Hologic, Inc.* ......... 22,974 1,736,605
Hormel Foods Corp. ... 30,095 681,652
Humana, Inc. ......... 12,448 2,158,359
IDEXX Laboratories, Inc.* 8,242 4,631,097
Incyte Corp.* ......... 17,256 1,624,135
Insulet Corp.* ........ 7,261 1,523,648
Intuitive Surgical, Inc.* . 36,657 16,898,510
IQVIA Holdings, Inc.* .. 17,506 2,985,473
J M Smucker Co. ..... 11,013 1,062,094
Johnson & Johnson ... 248,754 60,805,428
Kenvue, Inc. ......... 197,774 3,409,624
Keurig Dr Pepper, Inc. . 140,235 3,692,388

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Kimberly-Clark Corp. .. 34,262 $ 3,305,255
Kraft Heinz Co. ....... 87,975 1,978,558
Kroger Co. ........... 60,098 4,348,691
Labcorp Holdings, Inc. . 8,557 2,283,093
McCormick & Co., Inc. . 26,176 1,320,317
McKesson Corp. ...... 12,643 10,940,746
Medtronic PLC ....... 132,331 11,466,481
Merck & Co., Inc. ..... 256,198 30,818,057
Moderna, Inc.* ........ 35,896 1,823,517
Molson Coors Beverage
Co. Cl B .......... 17,476 752,517
Mondelez International,
Inc. Cl A .......... 132,314 7,626,579
Monster Beverage Corp.* 73,620 5,334,505
Moody's Corp. ........ 15,837 6,908,891
PayPal Holdings, Inc. .. 95,032 4,298,297
PepsiCo, Inc. ......... 141,068 21,906,450
Pfizer, Inc. ........... 586,888 16,479,815
Philip Morris International,
Inc. .............. 160,683 26,567,327
Procter & Gamble Co. .. 239,887 34,649,278
Quanta Services, Inc. .. 15,392 8,450,516
Quest Diagnostics, Inc. . 11,354 2,225,157
Regeneron
Pharmaceuticals, Inc. 10,405 8,039,319
ResMed, Inc. ......... 15,037 3,375,506
Revvity, Inc. .......... 11,703 1,025,300
Rollins, Inc. .......... 30,292 1,617,896
S&P Global, Inc. ...... 31,586 13,434,789
Solventum Corp.* ..... 15,218 993,735
STERIS PLC ......... 10,123 2,238,499
Stryker Corp. ......... 35,552 11,682,032
Sysco Corp. ......... 49,436 3,526,270
The Campbell's Company 20,311 452,326
Thermo Fisher Scientific,
Inc. .............. 38,781 19,062,025
Tyson Foods, Inc. Cl A . 29,116 1,865,462
United Rentals, Inc. ... 6,503 4,737,826
UnitedHealth Group, Inc. 93,502 25,300,706
Universal Health
Services, Inc. Cl B .. 5,701 1,020,308
Verisk Analytics, Inc. ... 14,386 2,729,744
Vertex Pharmaceuticals,
Inc.* .............. 26,218 11,707,386
Viatris, Inc. .......... 118,887 1,606,163
Waters Corp.* ........ 10,124 3,014,927
West Pharmaceutical
Services, Inc. ...... 7,426 1,861,253
Zimmer Biomet Holdings,
Inc. .............. 20,457 1,849,722
Zoetis, Inc. .......... 43,573 5,150,764
807,627,425
Shares Value
COMMON STOCKS (Continued):
Energy (4.0%)
APA Corp. ........... 36,609 $ 1,553,686
Baker Hughes Co. .... 102,007 6,227,527
Chevron Corp. ........ 193,491 40,033,288
ConocoPhillips ....... 126,464 16,693,248
Coterra Energy, Inc. ... 78,308 2,751,743
Devon Energy Corp. ... 64,025 3,221,738
Diamondback Energy,
Inc. .............. 20,035 3,962,723
EOG Resources, Inc. .. 56,008 8,097,077
EQT Corp. ........... 64,418 4,099,561
Expand Energy Corp. .. 24,584 2,698,831
Exxon Mobil Corp. .... 431,363 73,185,047
First Solar, Inc.* ....... 11,076 2,184,852
Halliburton Co. ....... 86,453 3,370,802
Kinder Morgan, Inc. ... 202,086 6,775,944
Marathon Petroleum
Corp. ............. 30,450 7,435,281
Occidental Petroleum
Corp. ............. 74,237 4,825,405
ONEOK, Inc. ......... 64,950 5,870,830
Phillips 66 ........... 41,590 7,576,866
SLB Ltd. ............ 154,350 7,932,046
Targa Resources Corp. . 22,157 5,555,425
Texas Pacific Land Corp. 5,977 2,836,445
Valero Energy Corp. ... 31,484 7,779,067
Williams Cos., Inc. .... 126,056 9,174,356
233,841,788
Financial (13.5%)
Aflac, Inc. ........... 48,186 5,286,486
Alexandria Real Estate
Equities, Inc. ....... 16,099 747,316
Allstate Corp. ........ 26,838 5,564,591
American Express Co. . 55,281 16,721,397
American International
Group, Inc. ........ 55,385 4,167,721
American Tower Corp. . 48,323 8,339,583
Ameriprise Financial, Inc. 9,424 4,188,026
Aon PLC Cl A ........ 22,141 7,146,672
Apollo Global
Management, Inc. ... 47,930 5,340,361
Arch Capital Group Ltd.* 36,899 3,541,935
Ares Management Corp.
Cl A .............. 21,265 2,320,011
Arthur J Gallagher & Co. 26,525 5,744,784
Assurant, Inc. ........ 5,169 1,125,860
AvalonBay Communities,
Inc. .............. 14,616 2,387,524
Bank of America Corp. . 684,923 33,389,996
Bank of New York Mellon
Corp. ............. 71,041 8,427,594
Berkshire Hathaway, Inc.
Cl B* ............. 189,281 90,703,455

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Blackrock, Inc. ........ 14,894 $ 14,323,709
Blackstone, Inc. ...... 77,281 8,886,542
Brown & Brown, Inc. ... 30,219 1,970,581
BXP, Inc. ............ 15,220 789,918
Camden Property Trust . 10,674 1,042,423
Capital One Financial
Corp. ............. 64,524 11,771,113
Cboe Global Markets, Inc. 10,802 3,036,118
CBRE Group, Inc. Cl A* 29,992 4,062,716
Charles Schwab Corp. . 172,413 16,203,374
Chubb Ltd. .......... 37,544 12,236,716
Cincinnati Financial Corp. 16,105 2,534,122
Citigroup, Inc. ........ 180,380 20,456,896
Citizens Financial Group,
Inc. .............. 43,868 2,630,764
CME Group, Inc. ...... 37,221 10,993,222
Coinbase Global, Inc.
Cl A* ............. 23,023 4,020,046
CoStar Group, Inc.* ... 43,748 1,764,794
Crown Castle, Inc. .... 44,951 3,654,966
Digital Realty Trust, Inc. 33,335 6,007,300
Equinix, Inc. ......... 10,142 9,941,594
Equity Residential ..... 35,488 2,099,115
Erie Indemnity Co. Cl A . 2,622 658,935
Essex Property Trust, Inc. 6,652 1,609,784
Everest Group Ltd. .... 4,201 1,373,097
Extra Space Storage, Inc. 21,909 2,872,927
Federal Realty
Investment Trust .... 8,104 860,726
Fifth Third Bancorp .... 92,904 4,316,320
Franklin Resources, Inc. 31,715 749,108
Globe Life, Inc. ....... 8,217 1,143,560
Goldman Sachs Group,
Inc. .............. 30,959 26,191,004
Hartford Insurance Group,
Inc. .............. 28,788 3,893,001
Healthpeak Properties,
Inc. .............. 71,744 1,178,754
Host Hotels & Resorts,
Inc. .............. 66,015 1,264,847
Huntington Bancshares,
Inc. .............. 209,518 3,278,957
Interactive Brokers
Group, Inc. Cl A .... 45,971 3,083,275
Intercontinental
Exchange, Inc. ..... 58,619 9,219,596
Invesco Ltd. .......... 45,830 1,113,211
Invitation Homes, Inc. .. 58,215 1,446,643
Iron Mountain, Inc. .... 30,537 3,119,049
JPMorgan Chase & Co. 278,306 81,866,493
KeyCorp ............ 96,723 1,939,296
Kimco Realty Corp. .... 69,581 1,563,485
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
KKR & Co., Inc. ....... 70,853 $ 6,553,902
Loews Corp. ......... 17,441 1,861,652
M&T Bank Corp. ...... 15,673 3,239,923
Marsh & McLennan Cos.,
Inc. .............. 49,972 8,667,643
Mastercard, Inc. Cl A ... 84,064 42,003,418
MetLife, Inc. ......... 56,819 4,018,240
Mid-America Apartment
Communities, Inc. ... 12,067 1,473,622
Morgan Stanley ....... 124,184 20,436,961
Nasdaq, Inc. ......... 46,354 3,934,991
Northern Trust Corp. ... 19,234 2,684,489
PNC Financial Services
Group, Inc. ........ 41,691 8,675,480
Principal Financial Group,
Inc. .............. 20,421 1,840,136
Progressive Corp. ..... 60,498 11,993,124
Prologis, Inc. ......... 95,951 12,682,803
Prudential Financial, Inc. 35,921 3,509,122
Public Storage ........ 16,304 4,416,428
Raymond James
Financial, Inc. ...... 18,106 2,621,568
Realty Income Corp. ... 94,954 5,809,286
Regency Centers Corp. 16,991 1,285,539
Regions Financial Corp. 89,596 2,340,248
SBA Communications
Corp. ............. 10,998 1,892,866
Simon Property Group,
Inc. .............. 33,569 6,261,626
State Street Corp. ..... 28,807 3,645,814
Synchrony Financial ... 35,879 2,440,490
T Rowe Price Group, Inc. 22,564 2,033,919
Travelers Cos., Inc. .... 22,320 6,510,298
Truist Financial Corp. .. 130,314 5,990,535
UDR, Inc. ........... 31,043 1,048,633
US Bancorp .......... 160,451 8,345,056
Ventas, Inc. .......... 49,027 4,009,428
VICI Properties, Inc. ... 110,324 3,014,052
Visa, Inc. Cl A ........ 173,525 52,446,196
W R Berkley Corp. .... 30,755 2,038,441
Wells Fargo & Co. ..... 319,223 25,413,343
Welltower, Inc. ........ 72,023 14,239,667
Weyerhaeuser Co. .... 74,374 1,816,957
Willis Towers Watson
PLC .............. 9,814 2,852,930
790,360,235
Industrial (8.5%)
3M Co. ............. 54,367 7,895,719
A O Smith Corp. ...... 11,605 765,234
Allegion PLC ......... 8,880 1,290,175
Amcor PLC .......... 47,693 1,895,797
AMETEK, Inc. ........ 23,762 5,093,622

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Amphenol Corp. Cl A .. 126,881 $ 16,031,414
Axon Enterprise, Inc.* .. 8,145 3,459,100
Ball Corp. ........... 27,662 1,635,101
Boeing Co.* .......... 81,065 16,134,367
Builders FirstSource, Inc.* 11,414 939,715
Carrier Global Corp. ... 81,100 4,566,741
Caterpillar, Inc. ....... 48,028 34,025,917
CH Robinson Worldwide,
Inc. .............. 12,244 2,033,361
Coherent Corp.* ...... 19,352 4,609,840
Comfort Systems USA,
Inc. .............. 3,633 5,009,871
CRH PLC ........... 69,186 7,272,832
CSX Corp. ........... 191,946 7,879,383
Deere & Co. ......... 26,022 14,658,193
Dover Corp. .......... 13,921 2,901,832
Eaton Corp. PLC ...... 40,091 14,339,348
EMCOR Group, Inc. ... 4,621 3,411,730
Emerson Electric Co. .. 58,011 7,600,601
Expeditors International
of Washington, Inc. .. 13,834 1,981,444
FedEx Corp. ......... 22,328 7,952,787
Fortive Corp. ......... 32,350 1,788,308
Garmin Ltd. .......... 16,875 3,915,169
GE Vernova, Inc. ...... 27,821 24,284,951
Generac Holdings, Inc.* 6,057 1,183,114
General Dynamics Corp. 26,196 8,990,991
General Electric Co. ... 108,260 30,720,940
Honeywell International,
Inc. .............. 65,534 14,812,650
Howmet Aerospace, Inc. 41,386 9,537,818
Hubbell, Inc. ......... 5,487 2,692,690
Huntington Ingalls
Industries, Inc. ..... 4,051 1,538,975
IDEX Corp. .......... 7,726 1,464,463
Illinois Tool Works, Inc. . 27,071 7,046,311
Ingersoll Rand, Inc. .... 36,739 2,943,529
Jabil, Inc. ............ 10,900 2,895,367
Jacobs Solutions, Inc. .. 12,123 1,543,015
JB Hunt Transport
Services, Inc. ...... 7,714 1,634,597
Johnson Controls
International PLC ... 63,178 8,273,159
Keysight Technologies,
Inc.* .............. 17,704 4,999,078
L3Harris Technologies,
Inc. .............. 19,279 6,654,147
Lennox International, Inc. 3,294 1,528,844
Lockheed Martin Corp. . 20,899 12,631,147
Martin Marietta Materials,
Inc. .............. 6,225 3,664,533
Masco Corp. ......... 21,017 1,268,796
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Mettler-Toledo
International, Inc.* .. 2,098 $ 2,645,998
Nordson Corp. ........ 5,462 1,453,220
Norfolk Southern Corp. . 23,181 6,652,947
Northrop Grumman Corp. 13,770 9,394,445
Old Dominion Freight
Line, Inc. .......... 18,993 3,711,232
Otis Worldwide Corp. .. 40,124 3,092,758
Packaging Corp. of
America .......... 9,225 1,957,729
Parker-Hannifin Corp. .. 13,028 11,663,187
Pentair PLC .......... 16,891 1,471,375
Republic Services, Inc. . 20,770 4,549,045
Rockwell Automation, Inc. 11,598 4,162,290
RTX Corp. ........... 138,553 26,726,874
Smurfit WestRock PLC . 53,923 2,148,831
Snap-on, Inc. ......... 5,359 1,946,496
Stanley Black & Decker,
Inc. .............. 15,987 1,136,036
TE Connectivity PLC ... 30,289 6,331,007
Teledyne Technologies,
Inc.* .............. 4,846 2,931,878
Textron, Inc. ......... 17,977 1,574,066
Trane Technologies PLC 22,846 9,520,842
TransDigm Group, Inc. . 5,829 6,755,578
Trimble, Inc.* ......... 24,559 1,601,984
Union Pacific Corp. .... 61,251 14,860,718
United Parcel Service,
Inc. Cl B .......... 76,280 7,504,426
Veralto Corp. ......... 25,630 2,266,205
Vertiv Holdings Co. Cl A 39,488 9,894,903
Vulcan Materials Co. ... 13,639 3,713,900
Waste Management, Inc. 38,302 8,801,417
Westinghouse Air Brake
Technologies Corp. .. 17,601 4,398,666
Xylem, Inc. .......... 25,145 3,004,827
495,269,596
Technology (30.5%)
Accenture PLC Cl A ... 63,513 12,593,993
Adobe, Inc.* ......... 42,372 10,299,786
Advanced Micro Devices,
Inc.* .............. 168,294 34,236,048
Akamai Technologies,
Inc.* .............. 14,850 1,705,523
Analog Devices, Inc. ... 50,437 16,046,027
Apple, Inc. ........... 1,515,410 384,595,904
Applied Materials, Inc. . 81,929 28,002,513
Autodesk, Inc.* ....... 21,883 5,238,790
Broadcom, Inc. ....... 489,402 151,474,813
Broadridge Financial
Solutions, Inc. ...... 12,051 1,958,046

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Cadence Design
Systems, Inc.* ...... 28,097 $ 7,807,313
Cognizant Technology
Solutions Corp. Cl A . 49,365 3,028,543
Crowdstrike Holdings, Inc.
Cl A* ............. 26,022 10,159,249
Datadog, Inc. Cl A* .... 33,885 4,000,124
Dell Technologies, Inc.
Cl C .............. 30,676 5,034,852
Electronic Arts, Inc. .... 23,248 4,739,570
EPAM Systems, Inc.* .. 5,702 772,051
Fair Isaac Corp.* ...... 2,449 2,614,405
Fidelity National
Information Services,
Inc. .............. 53,453 2,507,480
Fiserv, Inc.* .......... 55,518 3,097,904
Fortinet, Inc.* ......... 65,246 5,331,903
Gartner, Inc.* ......... 7,272 1,151,448
Hewlett Packard
Enterprise Co. ...... 137,162 3,265,827
HP, Inc. ............. 94,756 1,820,263
Intel Corp.* .......... 484,656 21,387,869
International Business
Machines Corp. .... 96,485 23,386,999
Intuit, Inc. ........... 28,724 12,419,683
Jack Henry & Associates,
Inc. .............. 7,449 1,177,240
KLA Corp. ........... 13,530 19,921,707
Lam Research Corp. ... 128,900 27,540,774
Leidos Holdings, Inc. .. 13,197 2,052,397
Lumentum Holdings, Inc.* 7,370 5,179,341
Microchip Technology,
Inc. .............. 55,857 3,608,921
Micron Technology, Inc. 116,177 39,249,238
Microsoft Corp. ....... 766,485 283,729,752
Monolithic Power
Systems, Inc. ...... 5,028 5,497,364
MSCI, Inc. ........... 7,584 4,087,852
NetApp, Inc. ......... 20,444 2,093,261
NVIDIA Corp. ........ 2,508,284 437,444,730
NXP Semiconductors NV 25,978 5,114,029
ON Semiconductor Corp.* 40,671 2,518,348
Oracle Corp. ......... 175,034 25,749,252
Palantir Technologies,
Inc. Cl A* .......... 235,793 34,491,800
Paychex, Inc. ........ 33,348 3,072,018
PTC, Inc.* ........... 12,283 1,750,205
QUALCOMM, Inc. ..... 110,137 14,183,443
Roper Technologies, Inc. 11,003 3,893,522
Salesforce, Inc. ....... 96,719 18,054,536
Sandisk Corp.* ....... 15,236 9,680,040
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Seagate Technology
Holdings PLC ...... 22,510 $ 8,818,518
ServiceNow, Inc.* ..... 107,970 11,288,264
Skyworks Solutions, Inc. 15,522 831,203
Super Micro Computer,
Inc.* .............. 51,936 1,182,583
Synopsys, Inc.* ....... 19,748 7,829,687
Take-Two Interactive
Software, Inc.* ..... 17,967 3,548,483
Teradyne, Inc. ........ 16,165 4,792,276
Texas Instruments, Inc. . 93,679 18,186,841
Tyler Technologies, Inc.* 4,441 1,520,510
Western Digital Corp. .. 34,996 9,466,068
Workday, Inc. Cl A* .... 21,986 2,856,421
Zebra Technologies Corp.
Cl A* ............. 5,078 1,061,708
1,780,149,258
Utilities (2.5%)
AES Corp. ........... 73,506 1,035,700
Alliant Energy Corp. ... 26,534 1,904,080
Ameren Corp. ........ 28,530 3,136,018
American Electric Power
Co., Inc. .......... 55,829 7,318,065
American Water Works
Co., Inc. .......... 20,146 2,741,669
Atmos Energy Corp. ... 17,077 3,154,463
CenterPoint Energy, Inc. 67,390 2,908,552
CMS Energy Corp. .... 31,629 2,453,778
Consolidated Edison, Inc. 37,256 4,216,634
Constellation Energy
Corp. ............. 32,166 8,982,356
Dominion Energy, Inc. .. 88,142 5,448,938
DTE Energy Co. ...... 21,437 3,134,518
Duke Energy Corp. .... 80,271 10,510,685
Edison International ... 39,718 2,906,563
Entergy Corp. ........ 46,691 5,246,201
Evergy, Inc. .......... 23,763 1,946,665
Eversource Energy .... 38,728 2,683,076
Exelon Corp. ......... 105,585 5,175,777
FirstEnergy Corp. ..... 53,665 2,718,669
NextEra Energy, Inc. ... 214,970 19,966,414
NiSource, Inc. ........ 49,395 2,304,771
NRG Energy, Inc. ..... 21,922 3,203,681
PG&E Corp. ......... 226,878 3,986,247
Pinnacle West Capital
Corp. ............. 12,355 1,244,766
PPL Corp. ........... 76,357 2,916,837
Public Service Enterprise
Group, Inc. ........ 51,523 4,170,787
Sempra ............. 67,371 6,546,440
Southern Co. ......... 113,658 10,970,270
Vistra Corp. .......... 32,876 4,942,249

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
WEC Energy Group, Inc. 33,595 $ 3,889,293
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Xcel Energy, Inc. ...... 61,060 $ 4,850,606
146,614,768
Total Common Stocks
(Cost: $2,633,472,795) .
5,770,010,957
$2,633,472,795)98.7% $ 5,770,010,957
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (1.2%):
U.S. Government (1.2%)
U.S. Treasury Bill(1) ................... A-1+ 3.60 05/26/26 $ 30,500,000 $ 30,333,610
U.S. Treasury Bill ...................... A-1+ 3.61 04/16/26 22,500,000 22,466,433
U.S. Treasury Bill ...................... A-1+ 3.64 04/07/26 8,000,000 7,995,158
U.S. Treasury Bill ...................... A-1+ 3.65 07/28/26 6,500,000 6,423,183
67,218,384
Commercial Paper (0.0%)(2)
Cargill, Inc. ........................... A-1 3.63 04/01/26 1,500,000 1,500,000
Total Short-Term Debt Securities
(Cost: $68,718,357) .............................................................
68,718,384
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(2)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 87,271 $ 87,271
Total Temporary Cash Investment
(Cost: $87,271) ................................................................
87,271
Total Investments
(Cost: $2,702,278,423) 99.9% ....................................................
5,838,816,612
Other Net Assets 0.1% ............................................................
3,329,360
Net Assets 100.0% ...............................................................
$ 5,842,145,972
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Contract
Type
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
E-mini S&P 500 Stock
Index
224
P
June 2026
$73,592,400
$(1,030,960)
1.3%
(a)   Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of March 31, 2026, was as follows:
(2) Percentage is less than 0.05%.

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (97.6%):
Basic Materials (2.1%)
Air Products and
Chemicals, Inc. ..... 656 $ 190,561
Alamos Gold, Inc. Cl A . 4,176 185,540
Albemarle Corp. ...... 347 62,297
CF Industries Holdings,
Inc. .............. 460 59,726
Coeur Mining, Inc.* .... 5,791 108,697
Commercial Metals Co. 5,991 368,027
Dow, Inc. ............ 2,115 88,090
DuPont de Nemours, Inc. 9,486 434,459
Ecolab, Inc. .......... 751 199,781
Freeport-McMoRan, Inc. 14,825 871,413
Innospec, Inc. ........ 5,629 411,030
International Flavors &
Fragrances, Inc. .... 755 54,775
International Paper Co. . 1,556 55,549
Linde PLC ........... 1,376 682,166
LyondellBasell Industries
NV Cl A ........... 759 61,145
Mosaic Co. .......... 936 23,868
Newmont Corp. ....... 3,217 348,240
Nucor Corp. .......... 675 114,143
PPG Industries, Inc. ... 661 70,648
Qnity Electronics, Inc. .. 4,477 516,556
Quaker Chemical Corp. 6,075 754,697
Sherwin-Williams Co. .. 680 217,974
Steel Dynamics, Inc. ... 405 72,900
5,952,282
Communications (10.3%)
Airbnb, Inc. Cl A* ...... 1,249 157,724
Alphabet, Inc. Cl A .... 17,161 4,934,817
Alphabet, Inc. Cl C .... 13,785 3,954,365
Amazon.com, Inc.* .... 28,795 5,997,135
AppLovin Corp. Cl A* .. 799 318,002
Arista Networks, Inc.* .. 3,044 373,742
AT&T, Inc. ........... 20,635 598,209
Booking Holdings, Inc. . 131 551,552
CDW Corp. .......... 384 46,472
Charter Communications,
Inc. Cl A* .......... 254 54,833
Ciena Corp.* ......... 415 161,115
Cisco Systems, Inc. ... 11,646 903,613
Comcast Corp. Cl A ... 10,577 303,666
Corning, Inc. ......... 2,301 312,867
Credo Technology Group
Holding Ltd.* ....... 4,970 466,534
DoorDash, Inc. Cl A* ... 1,102 165,465
eBay, Inc. ........... 1,332 121,239
EchoStar Corp. Cl A* .. 397 46,477
Expedia Group, Inc. ... 345 79,657
F5, Inc.* ............. 167 48,318
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
FactSet Research
Systems, Inc. ...... 109 $ 23,652
Fox Corp. Cl A ........ 592 34,573
Fox Corp. Cl B ....... 417 22,143
Gen Digital, Inc. ...... 1,625 30,599
GoDaddy, Inc. Cl A* ... 398 32,903
Meta Platforms, Inc. Cl A 6,447 3,688,522
Motorola Solutions, Inc. 488 211,777
Netflix, Inc.* .......... 12,445 1,196,587
News Corp. Cl A ...... 1,091 27,199
News Corp. Cl B ...... 360 10,264
Omnicom Group, Inc. .. 927 69,812
Palo Alto Networks, Inc.* 2,382 381,882
Paramount Skydance
Corp. Cl B ......... 916 8,262
Q2 Holdings, Inc.* ..... 3,514 166,212
Reddit, Inc. Cl A* ...... 2,620 352,783
Robinhood Markets, Inc.
Cl A* ............. 2,330 161,469
Telephone and Data
Systems, Inc. ...... 16,003 673,726
T-Mobile US, Inc. ..... 1,397 293,412
Trade Desk, Inc. Cl A* .. 1,298 29,452
Uber Technologies, Inc.* 6,067 436,399
VeriSign, Inc. ......... 243 60,351
Verizon Communications,
Inc. .............. 12,430 623,986
Walt Disney Co. ...... 5,222 503,296
Warner Bros Discovery,
Inc.* .............. 7,305 200,595
28,835,658
Consumer, Cyclical (7.9%)
Aptiv PLC* ........... 627 43,539
AutoZone, Inc.* ....... 49 165,511
Best Buy Co., Inc. ..... 574 36,851
Brunswick Corp. ...... 2,014 146,539
Carnival Corp. ........ 3,390 87,733
Carvana Co.* ........ 417 131,096
Chipotle Mexican Grill,
Inc.* .............. 3,839 122,886
Copart, Inc.* ......... 2,625 87,150
Costco Wholesale Corp. 1,308 1,303,330
Cummins, Inc. ........ 407 218,974
Darden Restaurants, Inc. 339 66,458
Deckers Outdoor Corp.* 418 41,838
Delta Air Lines, Inc. .... 1,915 127,309
Dollar General Corp. ... 649 77,056
Dollar Tree, Inc.* ...... 545 59,683
Domino's Pizza, Inc. ... 92 33,009
DR Horton, Inc. ....... 794 108,953
Fastenal Co. ......... 3,384 157,018

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
First Watch Restaurant
Group, Inc.* ....... 24,946 $ 261,434
Ford Motor Co. ....... 11,551 133,299
General Motors Co. ... 2,665 198,543
Genuine Parts Co. .... 410 43,358
Hasbro, Inc. .......... 393 36,785
Hilton Worldwide
Holdings, Inc. ...... 3,324 1,010,762
Home Depot, Inc. ..... 2,934 964,963
IMAX Corp.* ......... 5,104 194,003
Installed Building
Products, Inc. ...... 2,675 709,276
Las Vegas Sands Corp. 891 48,007
Lennar Corp. Cl A ..... 636 55,230
Live Nation
Entertainment, Inc.* . 465 70,917
LKQ Corp. ........... 1,734 50,928
Lowe's Cos., Inc. ...... 1,653 390,571
Lululemon Athletica, Inc.* 315 48,227
Marriott International, Inc.
Cl A .............. 648 211,941
McDonald's Corp. ..... 2,099 652,348
MGM Resorts
International* ...... 566 20,948
Murphy USA, Inc. ..... 1,820 899,025
NIKE, Inc. Cl B ....... 3,512 185,504
Norwegian Cruise Line
Holdings Ltd.* ...... 1,342 25,095
NVR, Inc.* ........... 72 474,468
Ollie's Bargain Outlet
Holdings, Inc.* ..... 1,699 156,376
OneSpaWorld Holdings
Ltd. .............. 10,435 239,483
O'Reilly Automotive, Inc.* 2,482 229,113
PACCAR, Inc. ........ 1,549 178,910
Pool Corp. ........... 97 19,626
PulteGroup, Inc. ...... 566 66,567
Ralph Lauren Corp. ... 1,192 410,036
Ross Stores, Inc. ..... 4,071 881,901
Royal Caribbean Cruises
Ltd. .............. 2,556 703,360
Southwest Airlines Co. . 1,448 54,401
Starbucks Corp. ...... 3,358 300,843
Tapestry, Inc. ......... 597 84,243
Target Corp. ......... 1,335 161,802
Taylor Morrison Home
Corp.* ............ 13,792 803,246
Tesla, Inc.* .......... 8,290 3,081,807
TJX Cos., Inc. ........ 3,273 522,698
TKO Group Holdings, Inc. 195 39,322
Tractor Supply Co. .... 1,558 70,577
Ulta Beauty, Inc.* ..... 131 68,475
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
United Airlines Holdings,
Inc.* .............. 953 $ 87,743
Vail Resorts, Inc. ...... 4,076 523,032
Viking Holdings Ltd.* ... 2,652 194,869
VSE Corp. ........... 3,236 596,718
Walmart, Inc. ......... 12,921 1,605,822
Williams-Sonoma, Inc. . 352 64,180
Wingstop, Inc. ........ 1,258 194,952
WW Grainger, Inc. .... 129 140,714
Wyndham Hotels &
Resorts, Inc. ....... 12,413 1,008,308
Wynn Resorts Ltd. .... 249 25,286
Yum! Brands, Inc. ..... 818 127,183
22,342,158
Consumer, Non-cyclical (15.1%)
Abbott Laboratories ... 5,126 526,286
AbbVie, Inc. .......... 5,210 1,133,123
Addus HomeCare Corp.* 3,540 331,521
Agilent Technologies, Inc. 834 95,059
Align Technology, Inc.* . 197 33,772
Alkermes PLC* ....... 3,502 123,831
Alnylam Pharmaceuticals,
Inc.* .............. 964 318,959
Altria Group, Inc. ...... 4,948 326,519
Amgen, Inc. .......... 1,587 558,386
Annexon, Inc.* ........ 27,835 154,206
Archer-Daniels-Midland
Co. .............. 5,331 387,510
Arrowhead
Pharmaceuticals, Inc.* 8,589 538,530
Automatic Data
Processing, Inc. .... 1,187 241,175
Avery Dennison Corp. .. 228 39,371
Axsome Therapeutics,
Inc.* .............. 2,538 428,973
Baxter International, Inc. 1,517 25,486
Becton Dickinson & Co. 839 131,916
Biogen, Inc.* ......... 433 79,382
BioLife Solutions, Inc.* . 37,696 719,240
BioMarin Pharmaceutical,
Inc.* .............. 2,147 121,284
Bio-Techne Corp. ..... 4,213 220,171
Block, Inc.* .......... 1,614 97,131
Boston Scientific Corp.* 4,371 274,280
Bristol-Myers Squibb Co. 6,003 364,082
Brown-Forman Corp. Cl B 504 13,326
Bunge Global S.A. .... 399 50,753
Cardinal Health, Inc. ... 694 146,649
Cencora, Inc. ......... 2,104 660,951
Centene Corp.* ....... 1,377 45,083

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Charles River
Laboratories
International, Inc.* .. 145 $ 25,012
Church & Dwight Co., Inc. 698 65,137
Cigna Group ......... 777 207,265
Cintas Corp. ......... 1,002 169,478
Clorox Co. ........... 356 36,892
Coca-Cola Co. ....... 11,412 867,883
Coca-Cola Consolidated,
Inc. .............. 1,772 339,763
Colgate-Palmolive Co. . 2,376 202,506
Conagra Brands, Inc. .. 1,410 22,165
Concentra Group
Holdings Parent, Inc. 20,226 433,848
Constellation Brands, Inc.
Cl A .............. 414 62,100
Cooper Cos., Inc.* .... 1,503 107,464
Corpay, Inc.* ......... 206 59,944
Corteva, Inc. ......... 9,570 801,105
Crimson Wine Group
Ltd.* ............. 33,881 149,415
CVS Health Corp. ..... 3,750 269,325
Cytokinetics, Inc.* ..... 3,121 205,705
Danaher Corp. ....... 5,644 1,070,102
DaVita, Inc.* ......... 98 15,062
Dexcom, Inc.* ........ 1,134 71,215
Dianthus Therapeutics,
Inc.* .............. 1,748 146,692
Edwards Lifesciences
Corp.* ............ 1,710 136,937
Elevance Health, Inc. .. 651 190,580
Eli Lilly & Co. ......... 2,336 2,148,583
Encompass Health Corp. 2,642 255,561
Equifax, Inc. ......... 355 63,925
Estee Lauder Cos., Inc.
Cl A .............. 729 52,320
GE HealthCare
Technologies, Inc. ... 1,343 95,595
General Mills, Inc. ..... 1,573 58,547
Gilead Sciences, Inc. .. 3,657 509,676
Global Payments, Inc. .. 701 47,177
Guardant Health, Inc.* . 1,386 128,025
HCA Healthcare, Inc. .. 461 218,164
HealthEquity, Inc.* ..... 6,558 548,052
Henry Schein, Inc.* .... 295 21,742
Hershey Co. ......... 1,789 371,915
Hologic, Inc.* ......... 656 49,587
Hormel Foods Corp. ... 859 19,456
Humana, Inc. ......... 355 61,553
Huron Consulting Group,
Inc.* .............. 1,875 239,044
IDEXX Laboratories, Inc.* 2,098 1,178,845
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Incyte Corp.* ......... 493 $ 46,401
Insmed, Inc.* ......... 4,093 669,287
Insulet Corp.* ........ 798 167,452
Intuitive Surgical, Inc.* . 1,047 482,657
Ionis Pharmaceuticals,
Inc.* .............. 4,071 305,691
IQVIA Holdings, Inc.* .. 3,761 641,401
IRhythm Holdings, Inc.* 1,312 154,842
J M Smucker Co. ..... 314 30,282
Johnson & Johnson ... 7,103 1,736,257
Kenvue, Inc. ......... 5,648 97,372
Keurig Dr Pepper, Inc. . 4,005 105,452
Kimberly-Clark Corp. .. 978 94,348
Kraft Heinz Co. ....... 2,512 56,495
Kroger Co. ........... 1,716 124,170
Krystal Biotech, Inc.* ... 2,155 556,680
Labcorp Holdings, Inc. . 244 65,102
Lamb Weston Holdings,
Inc. .............. 14,326 605,417
Lantheus Holdings, Inc.* 1,539 116,733
Legend Biotech Corp.* . 9,251 167,351
LeMaitre Vascular, Inc. . 3,514 383,623
Madrigal
Pharmaceuticals, Inc.* 754 394,696
McCormick & Co., Inc. . 747 37,679
McKesson Corp. ...... 361 312,395
Medtronic PLC ....... 3,779 327,450
Merck & Co., Inc. ..... 7,316 880,042
Moderna, Inc.* ........ 1,025 52,070
Molson Coors Beverage
Co. Cl B .......... 499 21,487
Mondelez International,
Inc. Cl A .......... 3,778 217,764
Monster Beverage Corp.* 2,102 152,311
Moody's Corp. ........ 452 197,185
Neogen Corp.* ....... 22,193 206,173
Nomad Foods Ltd. .... 12,264 117,857
Omnicell, Inc.* ........ 6,948 231,924
Option Care Health, Inc.* 4,713 126,874
OrthoPediatrics Corp.* . 9,660 153,304
Paylocity Holding Corp.* 1,539 166,274
PayPal Holdings, Inc. .. 2,714 122,754
PepsiCo, Inc. ......... 4,028 625,508
Performance Food Group
Co.* .............. 8,402 719,715
Pfizer, Inc. ........... 16,759 470,593
Philip Morris International,
Inc. .............. 4,588 758,580
Praxis Precision
Medicines, Inc.* .... 861 277,406
Procter & Gamble Co. .. 6,850 989,414
Quanta Services, Inc. .. 440 241,569

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Quest Diagnostics, Inc. . 324 $ 63,498
Regeneron
Pharmaceuticals, Inc. 297 229,474
ResMed, Inc. ......... 429 96,302
Revvity, Inc. .......... 334 29,262
Rhythm Pharmaceuticals,
Inc.* .............. 1,420 123,497
Rollins, Inc. .......... 865 46,200
S&P Global, Inc. ...... 902 383,657
Shift4 Payments, Inc.
Cl A* ............. 9,807 428,860
Soleno Therapeutics,
Inc.* .............. 5,344 178,917
Solventum Corp.* ..... 435 28,405
STERIS PLC ......... 1,216 268,894
Stevanato Group SpA .. 43,013 591,429
Stryker Corp. ......... 1,015 333,519
Supernus
Pharmaceuticals, Inc.* 12,051 622,916
Sysco Corp. ......... 1,412 100,718
Tarsus Pharmaceuticals,
Inc.* .............. 4,113 288,527
Tenet Healthcare Corp.* 1,547 291,934
The Campbell's Company 580 12,917
Thermo Fisher Scientific,
Inc. .............. 1,107 544,124
TransUnion .......... 2,443 169,031
Tyson Foods, Inc. Cl A . 831 53,242
United Rentals, Inc. ... 186 135,512
United Therapeutics
Corp.* ............ 1,031 611,362
UnitedHealth Group, Inc. 2,670 722,475
Universal Health
Services, Inc. Cl B .. 163 29,172
Vericel Corp.* ........ 10,236 329,292
Verisk Analytics, Inc. ... 2,005 380,449
Vertex Pharmaceuticals,
Inc.* .............. 749 334,458
Viatris, Inc. .......... 3,395 45,866
Waters Corp.* ........ 289 86,064
West Pharmaceutical
Services, Inc. ...... 212 53,136
Xenon Pharmaceuticals,
Inc.* .............. 7,544 438,684
Zimmer Biomet Holdings,
Inc. .............. 584 52,805
Zoetis, Inc. .......... 1,244 147,053
42,570,005
Energy (5.5%)
APA Corp. ........... 1,045 44,350
Baker Hughes Co. .... 8,378 511,477
Cheniere Energy, Inc. .. 2,973 843,618
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Chevron Corp. ........ 5,525 $ 1,143,123
ConocoPhillips ....... 3,611 476,652
Coterra Energy, Inc. ... 2,236 78,573
Devon Energy Corp. ... 10,807 543,808
Diamondback Energy,
Inc. .............. 572 113,136
EOG Resources, Inc. .. 1,599 231,167
EQT Corp. ........... 1,840 117,098
Expand Energy Corp. .. 10,842 1,190,235
Exxon Mobil Corp. .... 12,318 2,089,872
First Solar, Inc.* ....... 316 62,334
Halliburton Co. ....... 2,469 96,266
Kinder Morgan, Inc. ... 5,771 193,502
Marathon Petroleum
Corp. ............. 3,761 918,361
MPLX LP ............ 5,040 287,633
Noble Corp. PLC ...... 5,834 286,274
Northern Oil & Gas, Inc. 29,480 861,700
Occidental Petroleum
Corp. ............. 2,120 137,800
ONEOK, Inc. ......... 1,855 167,673
Ovintiv, Inc. .......... 9,775 580,244
Permian Resources Corp.
Cl A .............. 29,621 631,520
Phillips 66 ........... 1,188 216,430
SLB Ltd. ............ 4,408 226,527
Targa Resources Corp. . 633 158,712
TechnipFMC PLC ..... 4,773 329,957
Texas Pacific Land Corp. 171 81,150
Tidewater, Inc.* ....... 12,201 1,019,394
Valaris Ltd.* .......... 3,363 329,709
Valero Energy Corp. ... 899 222,125
Williams Cos., Inc. .... 18,959 1,379,836
15,570,256
Financial (15.9%)
Aflac, Inc. ........... 1,376 150,961
Alexandria Real Estate
Equities, Inc. ....... 460 21,353
Allstate Corp. ........ 1,427 295,874
American Express Co. . 1,579 477,616
American Financial
Group, Inc. ........ 1,441 184,030
American Healthcare
REIT, Inc. ......... 14,938 704,476
American International
Group, Inc. ........ 1,582 119,046
American Tower Corp. . 1,380 238,160
Ameriprise Financial, Inc. 2,476 1,100,334
Aon PLC Cl A ........ 632 203,997
Apollo Global
Management, Inc. ... 1,369 152,534
Arch Capital Group Ltd.* 8,473 813,323

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Ares Management Corp.
Cl A .............. 607 $ 66,224
Arthur J Gallagher & Co. 757 163,951
Assurant, Inc. ........ 148 32,236
AvalonBay Communities,
Inc. .............. 417 68,117
BancFirst Corp. ....... 1,836 199,206
Bank of America Corp. . 19,559 953,501
Bank of New York Mellon
Corp. ............. 3,715 440,710
Berkshire Hathaway, Inc.
Cl B* ............. 5,405 2,590,076
Blackrock, Inc. ........ 425 408,727
Blackstone, Inc. ...... 2,207 253,783
Brixmor Property Group,
Inc. .............. 25,724 740,851
Brown & Brown, Inc. ... 6,326 412,518
BXP, Inc. ............ 435 22,577
Camden Property Trust . 8,603 840,169
Capital One Financial
Corp. ............. 1,843 336,218
CareTrust REIT, Inc. ... 6,175 226,314
Cboe Global Markets, Inc. 308 86,570
CBRE Group, Inc. Cl A* 3,965 537,099
Charles Schwab Corp. . 4,923 462,664
Chubb Ltd. .......... 1,072 349,397
Cincinnati Financial Corp. 460 72,381
Citigroup, Inc. ........ 5,151 584,175
Citizens Financial Group,
Inc. .............. 1,253 75,142
CME Group, Inc. ...... 1,063 313,957
Coinbase Global, Inc.
Cl A* ............. 657 114,719
Core Scientific, Inc.* ... 37,363 558,950
CoStar Group, Inc.* ... 1,249 50,385
Cousins Properties, Inc. 9,295 209,788
Crown Castle, Inc. .... 1,284 104,402
Curbline Properties Corp. 31,598 814,912
Cushman & Wakefield,
Ltd.* ............. 4,864 59,633
Digital Realty Trust, Inc. 952 171,560
East West Bancorp, Inc. 3,438 367,041
Enterprise Financial
Services Corp. ..... 9,024 488,289
Equinix, Inc. ......... 290 284,270
Equity Residential ..... 1,013 59,919
Erie Indemnity Co. Cl A . 75 18,848
Essent Group Ltd. ..... 6,207 362,737
Essential Properties
Realty Trust, Inc. .... 5,959 180,915
Essex Property Trust, Inc. 190 45,980
Everest Group Ltd. .... 120 39,222
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Extra Space Storage, Inc. 626 $ 82,087
Federal Realty
Investment Trust .... 231 24,535
Fifth Third Bancorp .... 19,270 895,284
First Financial
Bankshares, Inc. .... 28,970 853,167
Franklin Resources, Inc. 906 21,400
Gaming and Leisure
Properties, Inc. ..... 4,423 196,249
German American
Bancorp, Inc. ...... 11,881 496,507
Globe Life, Inc. ....... 235 32,705
Goldman Sachs Group,
Inc. .............. 884 747,855
Hancock Whitney Corp. 8,326 529,450
Hartford Insurance Group,
Inc. .............. 3,194 431,925
Healthpeak Properties,
Inc. .............. 16,498 271,062
Host Hotels & Resorts,
Inc. .............. 1,885 36,117
Houlihan Lokey, Inc. ... 1,991 285,947
Huntington Bancshares,
Inc. .............. 5,983 93,634
Interactive Brokers
Group, Inc. Cl A .... 1,313 88,063
Intercontinental
Exchange, Inc. ..... 1,674 263,287
Invesco Ltd. .......... 1,309 31,796
Invitation Homes, Inc. .. 1,662 41,301
Iron Mountain, Inc. .... 872 89,066
JPMorgan Chase & Co. 7,947 2,337,690
KeyCorp ............ 2,762 55,378
Kimco Realty Corp. .... 1,987 44,648
Kite Realty Group Trust 16,711 410,255
KKR & Co., Inc. ....... 2,023 187,128
Loews Corp. ......... 498 53,157
LPL Financial Holdings,
Inc. .............. 1,065 320,384
M&T Bank Corp. ...... 4,747 981,300
Marsh & McLennan Cos.,
Inc. .............. 1,427 247,513
Mastercard, Inc. Cl A ... 2,401 1,199,684
MetLife, Inc. ......... 1,623 114,779
Mid-America Apartment
Communities, Inc. ... 345 42,131
Morgan Stanley ....... 3,546 583,565
Nasdaq, Inc. ......... 1,324 112,394
Northern Trust Corp. ... 549 76,624
Phillips Edison & Co., Inc. 5,395 201,881
PJT Partners, Inc. Cl A . 5,085 710,476

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
PNC Financial Services
Group, Inc. ........ 1,191 $ 247,835
Primerica, Inc. ........ 1,505 376,972
Principal Financial Group,
Inc. .............. 583 52,534
Progressive Corp. ..... 1,728 342,559
Prologis, Inc. ......... 2,740 362,173
Prudential Financial, Inc. 1,026 100,230
Public Storage ........ 466 126,230
Raymond James
Financial, Inc. ...... 517 74,856
Rayonier, Inc. ........ 9,139 188,446
Realty Income Corp. ... 2,712 165,920
Regency Centers Corp. 485 36,695
Regions Financial Corp. 2,559 66,841
Riot Platforms, Inc.* ... 14,661 181,210
RLI Corp. ............ 11,261 642,327
Ryman Hospitality
Properties, Inc. ..... 1,522 140,435
Sabra Health Care REIT,
Inc. .............. 16,204 311,603
SBA Communications
Corp. ............. 314 54,043
ServisFirst Bancshares,
Inc. .............. 9,150 666,394
Simon Property Group,
Inc. .............. 959 178,882
Southstate Bank Corp. . 4,998 462,415
State Street Corp. ..... 823 104,159
Stifel Financial Corp. ... 3,544 261,972
Stock Yards Bancorp, Inc. 8,360 554,184
Synchrony Financial ... 1,025 69,721
T Rowe Price Group, Inc. 644 58,050
Terreno Realty Corp. ... 5,964 366,309
Travelers Cos., Inc. .... 637 185,800
TriCo Bancshares ..... 6,917 328,834
Truist Financial Corp. .. 3,721 171,054
UDR, Inc. ........... 886 29,929
UMB Financial Corp. ... 4,886 551,092
US Bancorp .......... 4,582 238,310
Ventas, Inc. .......... 4,460 364,739
VICI Properties, Inc. ... 3,150 86,058
Visa, Inc. Cl A ........ 4,955 1,497,599
W R Berkley Corp. .... 878 58,194
Wells Fargo & Co. ..... 9,116 725,725
Welltower, Inc. ........ 4,497 889,102
Weyerhaeuser Co. .... 9,122 222,850
Willis Towers Watson
PLC .............. 280 81,396
Wintrust Financial Corp. 3,823 531,168
WisdomTree, Inc. ..... 30,295 441,095
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Xenia Hotels & Resorts,
Inc. .............. 17,295 $ 256,485
44,672,686
Industrial (15.6%)
3M Co. ............. 1,553 225,542
A O Smith Corp. ...... 331 21,826
Advanced Energy
Industries, Inc. ..... 2,177 702,540
Allegion PLC ......... 254 36,904
Amcor PLC .......... 1,362 54,140
AMETEK, Inc. ........ 6,964 1,492,803
Amphenol Corp. Cl A .. 13,161 1,662,892
Applied Industrial
Technologies, Inc. ... 7,043 1,868,649
AptarGroup, Inc. ...... 954 120,223
Arcosa, Inc. .......... 3,444 365,546
Axon Enterprise, Inc.* .. 233 98,953
Ball Corp. ........... 790 46,697
Bloom Energy Corp. Cl A* 1,219 165,162
Boeing Co.* .......... 2,315 460,754
Builders FirstSource, Inc.* 4,148 341,505
Carlisle Cos., Inc. ..... 1,369 456,726
Carrier Global Corp. ... 2,316 130,414
Casella Waste Systems,
Inc. Cl A* .......... 3,976 315,456
Caterpillar, Inc. ....... 1,371 971,299
CH Robinson Worldwide,
Inc. .............. 350 58,125
Clean Harbors, Inc.* ... 2,210 633,673
Coherent Corp.* ...... 553 131,730
Comfort Systems USA,
Inc. .............. 460 634,335
Crane Co. ........... 4,310 737,010
CRH PLC ........... 1,976 207,717
Crown Holdings, Inc. ... 11,756 1,178,539
CSX Corp. ........... 5,481 224,995
Deere & Co. ......... 743 418,532
Dover Corp. .......... 398 82,963
Eaton Corp. PLC ...... 1,145 409,532
EMCOR Group, Inc. ... 1,840 1,358,490
Emerson Electric Co. .. 1,657 217,100
Enpro, Inc. ........... 2,382 597,048
ESCO Technologies, Inc. 5,180 1,457,497
Expeditors International
of Washington, Inc. .. 395 56,576
Exponent, Inc. ........ 5,424 353,916
Fabrinet* ............ 1,444 753,075
Federal Signal Corp. ... 5,815 628,834
FedEx Corp. ......... 638 227,243
Fortive Corp. ......... 924 51,079
Garmin Ltd. .......... 482 111,829
GE Vernova, Inc. ...... 794 693,083

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Generac Holdings, Inc.* 173 $ 33,792
General Dynamics Corp. 748 256,729
General Electric Co. ... 3,091 877,133
Graco, Inc. .......... 8,067 682,872
HEICO Corp. Cl A ..... 2,535 535,113
Honeywell International,
Inc. .............. 1,871 422,902
Howmet Aerospace, Inc. 2,313 533,054
Hubbell, Inc. ......... 157 77,046
Huntington Ingalls
Industries, Inc. ..... 116 44,068
Ichor Holdings Ltd.* ... 6,684 311,541
IDEX Corp. .......... 221 41,891
Illinois Tool Works, Inc. . 773 201,204
Ingersoll Rand, Inc. .... 1,049 84,046
Jabil, Inc. ............ 311 82,611
Jacobs Solutions, Inc. .. 346 44,039
JB Hunt Transport
Services, Inc. ...... 220 46,618
Johnson Controls
International PLC ... 1,804 236,234
Keysight Technologies,
Inc.* .............. 506 142,879
Kratos Defense &
Security Solutions,
Inc.* .............. 1,316 92,791
L3Harris Technologies,
Inc. .............. 3,119 1,076,523
Lennox International, Inc. 94 43,628
Lockheed Martin Corp. . 597 360,821
Martin Marietta Materials,
Inc. .............. 987 581,027
Masco Corp. ......... 600 36,222
Materion Corp. ....... 3,312 479,081
Mercury Systems, Inc.* . 13,658 995,805
Mettler-Toledo
International, Inc.* .. 60 75,672
Modine Manufacturing
Co.* .............. 4,152 899,780
Moog, Inc. Cl A ....... 739 216,261
Mueller Industries, Inc. . 10,450 1,157,860
Nordson Corp. ........ 156 41,505
Norfolk Southern Corp. . 662 189,994
Northrop Grumman Corp. 393 268,120
Novanta, Inc.* ........ 3,656 431,810
Old Dominion Freight
Line, Inc. .......... 542 105,907
Otis Worldwide Corp. .. 1,146 88,334
Packaging Corp. of
America .......... 263 55,814
Parker-Hannifin Corp. .. 372 333,029
Pentair PLC .......... 482 41,987
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Powell Industries, Inc. .. 761 $ 411,762
RBC Bearings, Inc.* ... 2,405 1,306,204
Republic Services, Inc. . 593 129,879
Rockwell Automation, Inc. 331 118,789
RTX Corp. ........... 3,957 763,305
Saia, Inc.* ........... 1,972 692,724
Simpson Manufacturing
Co., Inc. .......... 2,045 350,963
Smurfit WestRock PLC . 1,540 61,369
Snap-on, Inc. ......... 153 55,573
SPX Technologies, Inc.* 1,079 215,735
Stanley Black & Decker,
Inc. .............. 457 32,474
Sterling Infrastructure,
Inc.* .............. 2,144 873,187
TE Connectivity PLC ... 865 180,802
Teledyne Technologies,
Inc.* .............. 1,898 1,148,309
Textron, Inc. ......... 513 44,918
TopBuild Corp.* ....... 216 75,881
Trane Technologies PLC 652 271,714
TransDigm Group, Inc. . 166 192,387
Trimble, Inc.* ......... 701 45,726
TTM Technologies, Inc.* 3,307 322,168
UFP Industries, Inc. ... 5,353 493,118
Union Pacific Corp. .... 1,749 424,342
United Parcel Service,
Inc. Cl B .......... 2,178 214,272
Veralto Corp. ......... 2,798 247,399
Vertiv Holdings Co. Cl A 4,317 1,081,754
Vontier Corp. ......... 15,936 565,250
Vulcan Materials Co. ... 389 105,925
Waste Management, Inc. 1,094 251,390
Westinghouse Air Brake
Technologies Corp. .. 503 125,705
Xylem, Inc. .......... 1,570 187,615
43,977,334
Technology (21.3%)
Accenture PLC Cl A ... 1,814 359,698
Adobe, Inc.* ......... 1,210 294,127
Advanced Micro Devices,
Inc.* .............. 4,806 977,685
Agilysys, Inc.* ........ 4,488 319,276
Akamai Technologies,
Inc.* .............. 424 48,696
Alkami Technology, Inc.* 4,447 69,684
Analog Devices, Inc. ... 1,440 458,122
Apple, Inc. ........... 43,274 10,982,508
Applied Materials, Inc. . 2,340 799,789
Autodesk, Inc.* ....... 625 149,625
BlackLine, Inc.* ....... 7,457 275,909
Broadcom, Inc. ....... 13,975 4,325,402

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Broadridge Financial
Solutions, Inc. ...... 344 $ 55,893
Cadence Design
Systems, Inc.* ...... 802 222,852
Cloudflare, Inc. Cl A* ... 1,603 330,763
Cognizant Technology
Solutions Corp. Cl A . 1,410 86,503
Crowdstrike Holdings, Inc.
Cl A* ............. 743 290,075
Datadog, Inc. Cl A* .... 5,209 614,922
Dell Technologies, Inc.
Cl C .............. 876 143,778
Digi International, Inc.* . 5,876 283,223
DigitalOcean Holdings,
Inc.* .............. 1,765 151,402
Electronic Arts, Inc. .... 664 135,370
EPAM Systems, Inc.* .. 163 22,070
ExlService Holdings, Inc.* 7,775 236,749
Fair Isaac Corp.* ...... 70 74,728
Fidelity National
Information Services,
Inc. .............. 1,526 71,585
Fiserv, Inc.* .......... 1,585 88,443
Fortinet, Inc.* ......... 1,863 152,244
Gartner, Inc.* ......... 208 32,935
Grid Dynamics Holdings,
Inc.* .............. 29,357 167,335
Guidewire Software, Inc.* 1,619 242,138
Hewlett Packard
Enterprise Co. ...... 3,917 93,264
HP, Inc. ............. 2,706 51,982
I3 Verticals, Inc. Cl A* .. 7,310 163,452
Intel Corp.* .......... 13,840 610,759
International Business
Machines Corp. .... 2,755 667,784
Intuit, Inc. ........... 820 354,552
Jack Henry & Associates,
Inc. .............. 213 33,662
KLA Corp. ........... 386 568,350
Lam Research Corp. ... 3,681 786,482
Leidos Holdings, Inc. .. 377 58,631
Lumentum Holdings, Inc.* 210 147,580
MACOM Technology
Solutions Holdings,
Inc.* .............. 842 186,983
Microchip Technology,
Inc. .............. 1,595 103,053
Micron Technology, Inc. 3,318 1,120,953
Microsoft Corp. ....... 21,888 8,102,281
MKS, Inc. ........... 1,532 352,069
Monolithic Power
Systems, Inc. ...... 468 511,688
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
MSCI, Inc. ........... 870 $ 468,939
NetApp, Inc. ......... 584 59,796
NVIDIA Corp. ........ 71,627 12,491,749
NXP Semiconductors NV 742 146,070
ON Semiconductor Corp.* 1,161 71,889
Onto Innovation, Inc.* .. 5,542 1,136,498
Oracle Corp. ......... 4,998 735,256
Palantir Technologies,
Inc. Cl A* .......... 6,733 984,903
Paychex, Inc. ........ 952 87,698
PTC, Inc.* ........... 351 50,014
QUALCOMM, Inc. ..... 3,145 405,013
Rambus, Inc.* ........ 5,667 487,532
Red Violet, Inc.* ...... 5,035 174,211
Roper Technologies, Inc. 2,477 876,511
Salesforce, Inc. ....... 2,762 515,583
Sandisk Corp.* ....... 1,054 669,648
Seagate Technology
Holdings PLC ...... 643 251,902
ServiceNow, Inc.* ..... 3,083 322,328
Skyworks Solutions, Inc. 443 23,723
Super Micro Computer,
Inc.* .............. 1,483 33,768
Synaptics, Inc.* ....... 4,356 305,094
Synopsys, Inc.* ....... 564 223,615
Take-Two Interactive
Software, Inc.* ..... 5,213 1,029,567
Teradyne, Inc. ........ 462 136,964
Texas Instruments, Inc. . 2,675 519,324
Tyler Technologies, Inc.* 127 43,482
Veeva Systems, Inc. Cl A* 2,486 436,691
Western Digital Corp. .. 999 270,219
Workday, Inc. Cl A* .... 628 81,590
Workiva, Inc.* ........ 6,044 360,404
Zebra Technologies Corp.
Cl A* ............. 145 30,317
59,807,352
Utilities (3.9%)
AES Corp. ........... 2,099 29,575
Alliant Energy Corp. ... 758 54,394
Ameren Corp. ........ 815 89,585
American Electric Power
Co., Inc. .......... 1,594 208,942
American Water Works
Co., Inc. .......... 575 78,252
Atmos Energy Corp. ... 2,394 442,220
Black Hills Corp. ...... 6,266 434,923
CenterPoint Energy, Inc. 1,924 83,040
Chesapeake Utilities
Corp. ............. 3,065 387,324
CMS Energy Corp. .... 903 70,055
Consolidated Edison, Inc. 1,064 120,424

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Constellation Energy
Corp. ............. 919 $ 256,631
Dominion Energy, Inc. .. 2,517 155,601
DTE Energy Co. ...... 612 89,487
Duke Energy Corp. .... 2,292 300,114
Edison International ... 1,134 82,986
Entergy Corp. ........ 6,116 687,194
Evergy, Inc. .......... 14,544 1,191,444
Eversource Energy .... 1,106 76,624
Exelon Corp. ......... 3,015 147,795
FirstEnergy Corp. ..... 1,532 77,611
H2O America ......... 7,293 427,880
NextEra Energy, Inc. ... 6,139 570,190
NiSource, Inc. ........ 25,091 1,170,746
Northwestern Energy
Group, Inc. ........ 6,547 431,709
NRG Energy, Inc. ..... 10,362 1,514,303
PG&E Corp. ......... 6,479 113,836
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Pinnacle West Capital
Corp. ............. 353 $ 35,565
PPL Corp. ........... 2,180 83,276
Public Service Enterprise
Group, Inc. ........ 1,471 119,077
Sempra ............. 1,924 186,955
Southern Co. ......... 3,246 313,304
Spire, Inc. ........... 5,369 486,109
Vistra Corp. .......... 939 141,160
WEC Energy Group, Inc. 959 111,023
Xcel Energy, Inc. ...... 1,744 138,543
10,907,897
Total Common Stocks
(Cost: $196,945,290) ..
274,635,628
RIGHTS (–%):
Consumer, Non-cyclical (–%)
Blueprint Medicines Corp.
—  contingent value
rights* ............ 1,898 0‡
Total Rights
(Cost: $—) ...........
0
$196,945,290)97.6% $ 274,635,628
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. Government (1.3%)
U.S. Treasury Bill(1) ................... A-1+ 3.60 05/26/26 $ 600,000 $ 596,725
U.S. Treasury Bill ...................... A-1+ 3.63 04/21/26 750,000 748,492
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 2,250,000 2,243,878
3,589,095
Total Short-Term Debt Securities
(Cost: $3,589,095) ..............................................................
3,589,095
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (1.2%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 3,509,923 $ 3,509,923
Total Temporary Cash Investment
(Cost: $3,509,923) ..............................................................
3,509,923
Total Investments
(Cost: $204,044,308) 100.1% ....................................................
281,734,646
Other Net Assets -0.1% ............................................................
(360,129)
Net Assets 100.0% ...............................................................
$ 281,374,517

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Contract
Type
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
E-mini S&P 500 Stock
Index
10
P
June 2026
$3,285,375
$18,553
1.2%
(a)   Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
‡ Level 3 Security.
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of March 31, 2026, was as follows:

MoA FUNDS - SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (98.2%):
Basic Materials (3.9%)
Coeur Mining, Inc.* .... 75,171 $ 1,410,960
Commercial Metals Co. 78,161 4,801,430
Innospec, Inc. ........ 49,175 3,590,759
Quaker Chemical Corp. 36,173 4,493,772
14,296,921
Communications (2.3%)
Telephone and Data
Systems, Inc. ...... 208,215 8,765,851
Consumer, Cyclical (7.9%)
Brunswick Corp. ...... 26,131 1,901,292
First Watch Restaurant
Group, Inc.* ....... 138,729 1,453,880
Installed Building
Products, Inc. ...... 16,047 4,254,862
Taylor Morrison Home
Corp.* ............ 86,000 5,008,640
Vail Resorts, Inc. ...... 29,754 3,818,033
VSE Corp. ........... 41,994 7,743,693
Wyndham Hotels &
Resorts, Inc. ....... 57,172 4,644,082
28,824,482
Consumer, Non-cyclical (12.3%)
Alkermes PLC* ....... 16,812 594,472
Annexon, Inc.* ........ 180,923 1,002,313
Arrowhead
Pharmaceuticals, Inc.* 33,279 2,086,593
BioLife Solutions, Inc.* . 240,421 4,587,233
Concentra Group
Holdings Parent, Inc. 265,189 5,688,304
Crimson Wine Group
Ltd.* ............. 482,675 2,128,597
Cytokinetics, Inc.* ..... 40,903 2,695,917
Dianthus Therapeutics,
Inc.* .............. 11,484 963,737
Krystal Biotech, Inc.* ... 11,002 2,842,037
Legend Biotech Corp.* . 61,490 1,112,354
Nomad Foods Ltd. .... 163,425 1,570,514
Omnicell, Inc.* ........ 73,889 2,466,415
Praxis Precision
Medicines, Inc.* .... 8,104 2,611,028
Soleno Therapeutics,
Inc.* .............. 23,816 797,360
Stevanato Group SpA .. 274,809 3,778,624
Supernus
Pharmaceuticals, Inc.* 104,947 5,424,710
Vericel Corp.* ........ 62,395 2,007,247
Xenon Pharmaceuticals,
Inc.* .............. 38,896 2,261,802
44,619,257
Shares Value
COMMON STOCKS (Continued):
Energy (9.1%)
Noble Corp. PLC ...... 78,693 $ 3,861,466
Northern Oil & Gas, Inc. 203,782 5,956,548
Ovintiv, Inc. .......... 133,637 7,932,691
Permian Resources Corp.
Cl A .............. 392,721 8,372,811
Tidewater, Inc.* ....... 87,795 7,335,272
33,458,788
Financial (37.0%)
American Healthcare
REIT, Inc. ......... 191,591 9,035,431
BancFirst Corp. ....... 23,533 2,553,331
CareTrust REIT, Inc. ... 81,100 2,972,315
Core Scientific, Inc.* ... 228,426 3,417,253
Cousins Properties, Inc. 123,929 2,797,078
Curbline Properties Corp. 255,789 6,596,798
Cushman & Wakefield,
Ltd.* ............. 63,886 783,242
Enterprise Financial
Services Corp. ..... 120,079 6,497,475
Essent Group Ltd. ..... 80,665 4,714,063
Essential Properties
Realty Trust, Inc. .... 81,149 2,463,684
First Financial
Bankshares, Inc. .... 177,391 5,224,165
German American
Bancorp, Inc. ...... 158,328 6,616,527
Hancock Whitney Corp. 106,760 6,788,868
Kite Realty Group Trust 223,449 5,485,673
PJT Partners, Inc. Cl A . 25,344 3,541,064
Rayonier, Inc. ........ 120,008 2,474,565
Riot Platforms, Inc.* ... 193,412 2,390,572
RLI Corp. ............ 107,120 6,110,125
Sabra Health Care REIT,
Inc. .............. 212,781 4,091,779
ServisFirst Bancshares,
Inc. .............. 60,182 4,383,055
SouthState Bank Corp. . 66,511 6,153,598
Stifel Financial Corp. ... 46,947 3,470,322
Stock Yards Bancorp, Inc. 111,026 7,359,914
Terreno Realty Corp. ... 51,029 3,134,201
TriCo Bancshares ..... 88,697 4,216,655
UMB Financial Corp. ... 65,020 7,333,606
Wintrust Financial Corp. 51,357 7,135,542
WisdomTree, Inc. ..... 242,452 3,530,101
Xenia Hotels & Resorts,
Inc. .............. 226,526 3,359,381
134,630,383
Industrial (15.6%)
Applied Industrial
Technologies, Inc. ... 20,007 5,308,257
Arcosa, Inc. .......... 46,797 4,967,034

MoA FUNDS - SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Enpro, Inc. ........... 30,541 $ 7,655,102
Exponent, Inc. ........ 20,124 1,313,091
Materion Corp. ....... 26,318 3,806,899
Mercury Systems, Inc.* . 95,801 6,984,851
Mueller Industries, Inc. . 99,201 10,991,470
Simpson Manufacturing
Co., Inc. .......... 26,618 4,568,181
TTM Technologies, Inc.* 43,089 4,197,730
UFP Industries, Inc. ... 34,307 3,160,361
Vontier Corp. ......... 124,254 4,407,289
57,360,265
Shares Value
COMMON STOCKS (Continued):
Technology (3.5%)
Digi International, Inc.* . 75,365 $ 3,632,593
I3 Verticals, Inc. Cl A* .. 96,595 2,159,864
Onto Innovation, Inc.* .. 13,613 2,791,618
Synaptics, Inc.* ....... 57,114 4,000,265
12,584,340
Utilities (6.6%)
Black Hills Corp. ...... 86,159 5,980,296
H2O America ......... 100,987 5,924,907
Northwestern Energy
Group, Inc. ........ 90,021 5,935,985
Spire, Inc. ........... 72,574 6,570,850
24,412,038
Total Common Stocks
(Cost: $300,395,406) ..
358,952,325
$300,395,406)98.2% $ 358,952,325
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. Government (1.3%)
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 $ 1,000,000 $ 997,279
U.S. Treasury Bill ...................... A-1+ 3.64 04/14/26 3,700,000 3,695,140
4,692,419
Total Short-Term Debt Securities
(Cost: $4,692,419) ..............................................................
4,692,419
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.2%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 895,652 $ 895,652
Total Temporary Cash Investment
(Cost: $895,652) ...............................................................
895,652
Total Investments
(Cost: $305,983,477) 99.7% ......................................................
364,540,396
Other Net Assets 0.3% ............................................................
1,047,600
Net Assets 100.0% ...............................................................
$ 365,587,996
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).

MoA FUNDS - SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (97.7%):
Basic Materials (2.0%)
Innospec, Inc. ........ 29,823 $ 2,177,676
Quaker Chemical Corp. 49,410 6,138,204
8,315,880
Communications (2.3%)
Credo Technology Group
Holding Ltd.* ....... 76,800 7,209,216
Q2 Holdings, Inc.* ..... 54,886 2,596,108
9,805,324
Consumer, Cyclical (7.2%)
First Watch Restaurant
Group, Inc.* ....... 218,620 2,291,138
IMAX Corp.* ......... 77,693 2,953,111
Installed Building
Products, Inc. ...... 21,606 5,728,831
Murphy USA, Inc. ..... 11,877 5,866,882
Ollie's Bargain Outlet
Holdings, Inc.* ..... 25,161 2,315,818
OneSpaWorld Holdings
Ltd. .............. 158,798 3,644,414
Taylor Morrison Home
Corp.* ............ 41,510 2,417,542
Vail Resorts, Inc. ...... 15,620 2,004,358
Wingstop, Inc. ........ 6,679 1,035,045
Wyndham Hotels &
Resorts, Inc. ....... 21,019 1,707,373
29,964,512
Consumer, Non-cyclical (24.8%)
Addus HomeCare Corp.* 53,571 5,016,924
Alkermes PLC* ....... 33,458 1,183,075
Annexon, Inc.* ........ 207,940 1,151,988
Arrowhead
Pharmaceuticals, Inc.* 88,773 5,566,067
Axsome Therapeutics,
Inc.* .............. 39,398 6,659,050
BioLife Solutions, Inc.* . 290,149 5,536,043
Coca-Cola Consolidated,
Inc. .............. 27,326 5,239,487
Dianthus Therapeutics,
Inc.* .............. 12,643 1,061,001
Guardant Health, Inc.* . 20,598 1,902,637
HealthEquity, Inc.* ..... 41,905 3,502,001
Huron Consulting Group,
Inc.* .............. 28,165 3,590,756
Insmed, Inc.* ......... 22,370 3,657,942
IRhythm Holdings, Inc.* 19,785 2,335,026
Krystal Biotech, Inc.* ... 19,749 5,101,562
Lantheus Holdings, Inc.* 22,988 1,743,640
Legend Biotech Corp.* . 67,305 1,217,547
LeMaitre Vascular, Inc. . 52,433 5,724,111
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Madrigal
Pharmaceuticals, Inc.* 11,315 $ 5,923,063
Neogen Corp.* ....... 332,893 3,092,576
Omnicell, Inc.* ........ 31,137 1,039,353
Option Care Health, Inc.* 71,625 1,928,145
OrthoPediatrics Corp.* . 143,463 2,276,758
Praxis Precision
Medicines, Inc.* .... 3,508 1,130,242
Rhythm Pharmaceuticals,
Inc.* .............. 21,109 1,835,850
Soleno Therapeutics,
Inc.* .............. 53,674 1,797,005
Stevanato Group SpA .. 328,158 4,512,172
Supernus
Pharmaceuticals, Inc.* 69,039 3,568,626
Tarsus Pharmaceuticals,
Inc.* .............. 67,022 4,701,593
Tenet Healthcare Corp.* 24,149 4,557,158
Vericel Corp.* ........ 82,747 2,661,971
Xenon Pharmaceuticals,
Inc.* .............. 69,154 4,021,305
103,234,674
Energy (5.0%)
Expand Energy Corp. .. 24,462 2,685,438
Northern Oil & Gas, Inc. 214,965 6,283,427
Tidewater, Inc.* ....... 82,650 6,905,408
Valaris Ltd.* .......... 51,201 5,019,746
20,894,019
Financial (10.9%)
Core Scientific, Inc.* ... 315,539 4,720,463
Curbline Properties Corp. 185,600 4,786,624
First Financial
Bankshares, Inc. .... 241,346 7,107,640
Houlihan Lokey, Inc. ... 30,140 4,328,707
Phillips Edison & Co., Inc. 83,002 3,105,935
PJT Partners, Inc. Cl A . 47,003 6,567,259
Primerica, Inc. ........ 8,757 2,193,453
RLI Corp. ............ 46,664 2,661,715
Ryman Hospitality
Properties, Inc. ..... 24,798 2,288,111
ServisFirst Bancshares,
Inc. .............. 67,779 4,936,345
WisdomTree, Inc. ..... 174,094 2,534,809
45,231,061
Industrial (34.3%)
Advanced Energy
Industries, Inc. ..... 32,388 10,451,931
Applied Industrial
Technologies, Inc. ... 28,293 7,506,699
Bloom Energy Corp. Cl A* 18,133 2,456,840

MoA FUNDS - SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Casella Waste Systems,
Inc. Cl A* .......... 59,291 $ 4,704,148
EMCOR Group, Inc. ... 9,138 6,746,677
ESCO Technologies, Inc. 47,881 13,472,277
Exponent, Inc. ........ 58,612 3,824,433
Fabrinet* ............ 21,521 11,223,632
Federal Signal Corp. ... 86,871 9,394,230
Kratos Defense &
Security Solutions,
Inc.* .............. 19,578 1,380,445
Materion Corp. ....... 21,353 3,088,711
Mercury Systems, Inc.* . 96,249 7,017,515
Modine Manufacturing
Co.* .............. 64,616 14,002,933
Moog, Inc. Cl A ....... 11,102 3,248,889
Novanta, Inc.* ........ 54,526 6,440,066
Powell Industries, Inc. .. 11,307 6,117,992
RBC Bearings, Inc.* ... 16,653 9,044,577
Saia, Inc.* ........... 7,593 2,667,269
SPX Technologies, Inc.* 16,466 3,292,212
Sterling Infrastructure,
Inc.* .............. 32,210 13,118,167
UFP Industries, Inc. ... 41,153 3,791,014
142,990,657
Shares Value
COMMON STOCKS (Continued):
Technology (9.8%)
Agilysys, Inc.* ........ 66,738 $ 4,747,741
Alkami Technology, Inc.* 68,620 1,075,275
BlackLine, Inc.* ....... 110,910 4,103,670
DigitalOcean Holdings,
Inc.* .............. 26,499 2,273,084
ExlService Holdings, Inc.* 117,900 3,590,055
Grid Dynamics Holdings,
Inc.* .............. 445,663 2,540,279
Onto Innovation, Inc.* .. 34,322 7,038,413
Rambus, Inc.* ........ 85,690 7,371,911
Red Violet, Inc.* ...... 75,125 2,599,325
Workiva, Inc.* ........ 89,877 5,359,366
40,699,119
Utilities (1.4%)
Chesapeake Utilities
Corp. ............. 46,767 5,909,946
Total Common Stocks
(Cost: $314,665,428) ..
407,045,192
RIGHTS (–%):
Consumer, Non-cyclical (–%)
Blueprint Medicines Corp.
—  contingent value
rights* ............ 24,797 0‡
Total Rights
(Cost: $—) ...........
0
$314,665,428)97.7% $ 407,045,192
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (2.1%):
U.S. Government (1.9%)
U.S. Treasury Bill ...................... A-1+ 3.62 04/21/26 $ 1,500,000 $ 1,496,989
U.S. Treasury Bill ...................... A-1+ 3.63 04/16/26 2,000,000 1,996,994
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 1,500,000 1,495,918
U.S. Treasury Bill ...................... A-1+ 3.65 05/07/26 2,700,000 2,690,194
7,680,095
Commercial Paper (0.2%)
Cargill, Inc. ........................... A-1 3.63 04/01/26 1,000,000 1,000,000
Total Short-Term Debt Securities
(Cost: $8,680,095) ..............................................................
8,680,095

MoA FUNDS - SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 102,486 $ 102,486
Total Temporary Cash Investment
(Cost: $102,486) ...............................................................
102,486
Total Investments
(Cost: $323,448,009) 99.8% ......................................................
415,827,773
Other Net Assets 0.2% ............................................................
651,481
Net Assets 100.0% ...............................................................
$ 416,479,254
* Non-income producing security.
‡ Level 3 Security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
(1) Percentage is less than 0.05%.

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (99.9%):
Basic Materials (4.1%)
Balchem Corp. ....... 3,706 $ 628,093
Celanese Corp. ....... 12,532 824,230
Century Aluminum Co.* 6,089 357,363
Chemours Co. ........ 17,154 377,903
Eastman Chemical Co. . 13,058 996,586
Element Solutions, Inc. . 26,033 888,767
FMC Corp. .......... 14,296 246,177
Hawkins, Inc. ......... 2,392 367,411
HB Fuller Co. ........ 6,215 383,341
Ingevity Corp.* ....... 4,116 293,183
Innospec, Inc. ........ 2,836 207,085
Kaiser Aluminum Corp. . 1,837 221,377
Koppers Holdings, Inc. . 2,245 86,836
Minerals Technologies,
Inc. .............. 3,563 252,688
Quaker Chemical Corp. 1,568 194,793
Rogers Corp.* ........ 1,914 205,430
Sensient Technologies
Corp. ............. 4,862 420,271
Stepan Co. .......... 2,459 122,901
Sylvamo Corp. ....... 3,788 160,005
7,234,440
Communications (5.5%)
A10 Networks, Inc. .... 8,182 189,168
Cable One, Inc.* ...... 529 48,250
Calix, Inc.* ........... 6,902 338,129
Cargurus, Inc.* ....... 9,297 316,563
Cogent Communications
Holdings, Inc. ...... 5,432 102,339
ePlus, Inc. ........... 2,992 225,148
Etsy, Inc.* ........... 11,296 564,574
Extreme Networks, Inc.* 15,366 231,719
Gogo, Inc.* .......... 8,885 35,718
Harmonic, Inc.* ....... 12,844 115,339
HealthStream, Inc. .... 2,716 56,248
IAC, Inc.* ............ 7,460 298,624
Iridium Communications,
Inc. .............. 12,011 333,185
Liquidity Services, Inc.* . 2,697 82,447
Lumen Technologies,
Inc.* .............. 107,985 750,496
Lyft, Inc. Cl A* ........ 45,560 605,948
Match Group, Inc. ..... 27,016 829,661
Q2 Holdings, Inc.* ..... 7,142 337,817
QuinStreet, Inc.* ...... 6,522 78,329
Scholastic Corp. ...... 2,620 102,337
Shenandoah
Telecommunications
Co. .............. 5,215 80,415
Shutterstock, Inc. ..... 2,764 45,910
Sphere Entertainment
Co.* .............. 3,048 357,835
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
Sprinklr, Inc. Cl A* ..... 14,147 $ 84,882
Telephone and Data
Systems, Inc. ...... 11,247 473,499
TripAdvisor, Inc.* ...... 13,100 139,646
Uniti Group, Inc.* ..... 20,517 192,450
Upwork, Inc.* ......... 14,952 163,874
Versant Media Group,
Inc.* .............. 16,637 615,902
Viasat, Inc.* .......... 15,545 711,961
Viavi Solutions, Inc.* ... 26,480 881,254
Yelp, Inc.* ........... 6,685 165,387
Ziff Davis, Inc.* ....... 4,521 189,701
9,744,755
Consumer, Cyclical (14.3%)
Academy Sports &
Outdoors, Inc. ...... 7,631 430,770
Acushnet Holdings Corp. 3,155 294,929
Adient PLC* ......... 8,965 181,183
Advance Auto Parts, Inc. 6,869 362,340
Allegiant Travel Co.* ... 1,540 124,802
American Eagle
Outfitters, Inc. ...... 18,041 301,285
Asbury Automotive
Group, Inc.* ....... 2,225 434,787
BJ's Restaurants, Inc.* . 2,419 84,907
Boot Barn Holdings, Inc.* 3,481 509,479
Brinker International, Inc.* 4,984 711,566
Buckle, Inc. .......... 3,447 173,591
Caesars Entertainment,
Inc.* .............. 23,358 617,352
Callaway Golf Co.* .... 15,993 221,983
CarMax, Inc.* ........ 16,227 674,719
Carter's, Inc. ......... 4,171 149,155
Cavco Industries, Inc.* . 888 430,049
Central Garden & Pet
Co.* .............. 928 34,122
Central Garden & Pet Co.
Cl A* ............. 5,838 189,268
Century Communities,
Inc. .............. 2,892 165,943
Champion Homes, Inc.* 6,329 470,688
Cheesecake Factory, Inc. 5,248 287,328
Cinemark Holdings, Inc. 11,809 336,793
Cracker Barrel Old
Country Store, Inc. .. 2,555 71,821
Dana, Inc. ........... 12,852 432,470
Dauch Corp.* ........ 27,006 160,146
Dorman Products, Inc.* . 3,183 332,178
Dream Finders Homes,
Inc. Cl A* .......... 3,287 45,755
Ethan Allen Interiors, Inc. 2,650 58,989

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Fox Factory Holding
Corp.* ............ 4,784 $ 78,745
Freshpet, Inc.* ........ 5,586 329,351
Gentherm, Inc.* ....... 3,489 96,924
G-III Apparel Group Ltd. 4,249 117,697
Golden Entertainment,
Inc. .............. 2,247 59,972
Green Brick Partners,
Inc.* .............. 3,490 224,930
Group 1 Automotive, Inc. 1,350 446,350
HNI Corp. ........... 7,937 265,016
Installed Building
Products, Inc. ...... 2,592 687,269
Interface, Inc. ........ 6,682 166,515
JetBlue Airways Corp.* . 33,885 149,772
Kohl's Corp. ......... 12,839 165,623
Kontoor Brands, Inc. ... 5,853 411,407
La-Z-Boy, Inc. ........ 4,721 151,733
LCI Industries ........ 2,769 340,532
Leggett & Platt, Inc. ... 15,499 153,130
LGI Homes, Inc.* ..... 2,324 91,868
Life Time Group Holdings,
Inc.* .............. 17,412 469,079
LKQ Corp. ........... 29,293 860,335
M/I Homes, Inc.* ...... 2,992 366,370
Madison Square Garden
Sports Corp.* ...... 2,057 661,120
MarineMax, Inc.* ...... 2,218 60,019
Marriott Vacations
Worldwide Corp. .... 3,169 206,365
Meritage Homes Corp. . 7,645 472,767
MillerKnoll, Inc. ....... 7,811 112,947
Monarch Casino &
Resort, Inc. ........ 1,387 132,597
National Vision Holdings,
Inc.* .............. 9,076 235,068
Newell Brands, Inc. .... 47,973 164,547
OneSpaWorld Holdings
Ltd. .............. 11,667 267,758
OPENLANE, Inc.* ..... 12,161 354,493
Oxford Industries, Inc. .. 1,600 61,616
Papa John's International,
Inc. .............. 3,752 121,602
Patrick Industries, Inc. . 3,808 422,954
PC Connection, Inc. ... 1,300 75,998
Penn Entertainment, Inc.* 14,576 219,077
Phinia, Inc. .......... 4,339 296,961
PriceSmart, Inc. ...... 2,889 434,794
Pursuit Attractions and
Hospitality, Inc.* .... 2,460 90,110
Red Rock Resorts, Inc.
Cl A .............. 5,555 296,415
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Resideo Technologies,
Inc.* .............. 15,763 $ 531,371
Rush Enterprises, Inc.
Cl A .............. 6,940 458,803
Sabre Corp.* ......... 45,191 65,527
Sally Beauty Holdings,
Inc.* .............. 11,102 153,763
ScanSource, Inc.* ..... 2,262 82,111
Shake Shack, Inc. Cl A* 4,607 407,581
Signet Jewelers Ltd. ... 4,656 394,084
Six Flags Entertainment
Corp.* ............ 11,613 206,131
SkyWest, Inc.* ........ 4,590 421,500
Sonic Automotive, Inc.
Cl A .............. 1,698 116,432
Sonos, Inc.* .......... 13,833 185,362
Standard Motor Products,
Inc. .............. 2,392 83,098
Steven Madden Ltd. ... 8,315 282,045
Sun Country Airlines
Holdings, Inc.* ..... 6,117 101,053
Titan International, Inc.* 5,489 37,929
Tri Pointe Homes, Inc.* . 9,668 451,786
Under Armour, Inc. Cl A* 21,610 127,715
Under Armour, Inc. Cl C* 13,680 79,207
UniFirst Corp. ........ 1,662 418,143
United Parks & Resorts,
Inc.* .............. 3,121 101,932
Urban Outfitters, Inc.* .. 6,158 390,109
Victoria's Secret & Co.* . 9,186 425,863
VSE Corp. ........... 3,296 607,782
Wendy's Co. ......... 18,085 125,691
Winmark Corp. ....... 338 144,512
Winnebago Industries,
Inc. .............. 3,230 100,098
Wolverine World Wide,
Inc. .............. 9,380 153,082
XPEL, Inc.* .......... 2,883 127,602
25,388,536
Consumer, Non-cyclical (17.1%)
ABM Industries, Inc. ... 6,706 258,315
Acadia Healthcare Co.,
Inc.* .............. 10,558 246,952
ACADIA Pharmaceuticals,
Inc.* .............. 14,327 318,919
AdaptHealth Corp.* .... 12,281 146,144
Addus HomeCare Corp.* 2,087 195,448
ADMA Biologics, Inc.* .. 27,237 245,405
ADT, Inc. ............ 58,145 382,013
Alarm.com Holdings, Inc.* 5,708 246,529
Alkermes PLC* ....... 18,896 668,163

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
AMN Healthcare
Services, Inc.* ...... 4,396 $ 80,623
Amneal Pharmaceuticals,
Inc.* .............. 19,427 241,478
Amphastar
Pharmaceuticals, Inc.* 4,049 79,320
Andersons, Inc. ....... 3,845 275,994
ANI Pharmaceuticals,
Inc.* .............. 2,057 158,183
Apellis Pharmaceuticals,
Inc.* .............. 11,728 471,817
Arcus Biosciences, Inc.* 9,701 209,542
Arlo Technologies, Inc.* 12,130 172,610
Artivion, Inc.* ......... 4,818 176,435
Astrana Health, Inc.* ... 4,937 121,055
Avanos Medical, Inc.* .. 5,312 74,421
Azenta, Inc.* ......... 4,691 99,121
BioLife Solutions, Inc.* . 4,463 85,154
BrightSpring Health
Services, Inc.* ...... 15,149 645,499
Cal-Maine Foods, Inc. .. 5,126 405,723
Catalyst Pharmaceuticals,
Inc.* .............. 13,222 327,377
Certara, Inc.* ......... 13,670 77,919
Chefs' Warehouse, Inc.* 4,144 246,361
Collegium
Pharmaceutical, Inc.* 3,618 119,647
Concentra Group
Holdings Parent, Inc. 13,641 292,599
CONMED Corp. ...... 3,544 125,316
Corcept Therapeutics,
Inc.* .............. 10,714 431,881
CoreCivic, Inc.* ....... 11,450 216,520
CorVel Corp.* ........ 3,571 195,155
Covista, Inc.* ......... 3,949 455,122
Cytek Biosciences, Inc.* 12,584 54,992
Deluxe Corp. ......... 5,151 141,859
Edgewell Personal Care
Co. .............. 5,346 114,084
Embecta Corp. ....... 6,777 59,909
Enovis Corp.* ........ 6,545 148,899
EVERTEC, Inc. ....... 7,322 206,627
Fortrea Holdings, Inc.* . 10,574 99,607
Fresh Del Monte
Produce, Inc. ...... 3,772 151,861
GEO Group, Inc.* ..... 15,647 263,026
Glaukos Corp.* ....... 6,573 707,649
Grocery Outlet Holding
Corp.* ............ 11,231 79,179
Harmony Biosciences
Holdings, Inc.* ..... 4,548 127,389
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Healthcare Services
Group, Inc.* ....... 8,063 $ 149,569
Hertz Global Holdings,
Inc.* .............. 14,264 65,757
ICU Medical, Inc.* ..... 2,825 364,849
Indivior Pharmaceuticals,
Inc.* .............. 14,288 435,498
Innoviva, Inc.* ........ 8,129 189,406
Insperity, Inc. ......... 4,102 110,918
Inspire Medical Systems,
Inc.* .............. 2,976 153,502
Integer Holdings Corp.* 4,010 352,880
Integra LifeSciences
Holdings Corp.* .... 7,666 72,214
Interparfums, Inc. ..... 2,092 190,037
J & J Snack Foods Corp. 1,741 138,009
John B Sanfilippo & Son,
Inc. .............. 1,040 82,503
John Wiley & Sons, Inc.
Cl A .............. 4,611 175,679
Korn Ferry ........... 5,973 376,000
Krystal Biotech, Inc.* ... 2,953 762,819
Lamb Weston Holdings,
Inc. .............. 15,893 671,638
Laureate Education, Inc.* 15,347 534,689
Legalzoom.com, Inc.* .. 13,186 74,765
LeMaitre Vascular, Inc. . 2,388 260,698
Ligand Pharmaceuticals,
Inc.* .............. 2,252 449,612
ManpowerGroup, Inc. .. 5,298 156,079
MarketAxess Holdings,
Inc. .............. 4,254 701,825
Matthews International
Corp. Cl A ......... 3,562 91,971
Merit Medical Systems,
Inc.* .............. 6,785 467,690
Mister Car Wash, Inc.* . 11,246 78,385
Molina Healthcare, Inc.* 5,894 785,670
Monro, Inc. .......... 3,435 55,097
National Beverage Corp.* 2,679 90,148
National HealthCare
Corp. ............. 1,420 226,774
Neogen Corp.* ....... 24,894 231,265
NeoGenomics, Inc.* ... 14,807 109,868
Omnicell, Inc.* ........ 5,136 171,440
Organon & Co. ....... 29,753 178,220
Pacira BioSciences, Inc.* 4,703 106,288
Payoneer Global, Inc.* . 33,041 159,588
Pediatrix Medical Group,
Inc.* .............. 9,634 206,071
Perdoceo Education
Corp. ............. 6,919 257,456

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Perrigo Co. PLC ...... 15,750 $ 169,155
Phibro Animal Health
Corp. Cl A ......... 2,360 130,532
Prestige Consumer
Healthcare, Inc.* .... 5,415 320,947
Privia Health Group, Inc.* 13,232 272,182
PROG Holdings, Inc. .. 4,526 129,851
Progyny, Inc.* ........ 9,175 155,792
Protagonist Therapeutics,
Inc.* .............. 6,725 708,815
PTC Therapeutics, Inc.* 9,188 625,978
Quanex Building Products
Corp. ............. 5,257 94,468
QuidelOrtho Corp.* .... 7,774 127,727
RadNet, Inc.* ......... 7,971 445,499
Reynolds Consumer
Products, Inc. ...... 6,259 132,566
Robert Half, Inc. ...... 11,374 288,900
Sarepta Therapeutics,
Inc.* .............. 11,992 260,946
Select Medical Holdings
Corp. ............. 12,611 205,433
Sezzle, Inc.* ......... 1,954 123,669
Simply Good Foods Co.* 9,747 139,869
STAAR Surgical Co.* .. 5,692 106,440
Strategic Education, Inc. 2,660 220,674
Stride, Inc.* .......... 4,809 424,010
Supernus
Pharmaceuticals, Inc.* 6,562 339,190
Tandem Diabetes Care,
Inc.* .............. 7,759 148,740
Teleflex, Inc. ......... 5,058 604,987
TG Therapeutics, Inc.* . 15,560 516,903
Tootsie Roll Industries,
Inc. .............. 2,317 98,982
TransMedics Group, Inc.* 3,911 388,793
UFP Technologies, Inc.* 883 170,949
United Natural Foods,
Inc.* .............. 6,973 314,203
Universal Corp. ....... 2,852 150,300
Upbound Group, Inc. .. 5,964 107,650
US Physical Therapy, Inc. 1,740 130,430
Veracyte, Inc.* ........ 9,046 291,372
Vericel Corp.* ........ 5,788 186,200
Verra Mobility Corp.* ... 18,261 260,950
Vestis Corp.* ......... 12,835 100,883
Vir Biotechnology, Inc.* . 12,918 115,745
Vita Coco Co., Inc.* .... 5,018 240,412
Vital Farms, Inc.* ...... 4,253 60,052
WD-40 Co. .......... 1,543 314,679
WillScot Holdings Corp. 20,822 361,470
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Xencor, Inc.* ......... 8,172 $ 98,554
30,417,615
Energy (7.0%)
Alpha Metallurgical
Resources, Inc.* .... 1,236 253,714
Archrock, Inc. ........ 20,069 698,401
Atlas Energy Solutions,
Inc. .............. 8,797 115,417
Bristow Group, Inc. .... 2,879 134,996
California Resources
Corp. ............. 8,992 622,426
Comstock Resources,
Inc.* .............. 9,055 190,879
Core Laboratories, Inc. . 5,329 89,474
Core Natural Resources,
Inc. .............. 5,864 614,137
Crescent Energy Co. Cl A 27,809 375,421
CVR Energy, Inc.* ..... 3,451 116,126
DNOW, Inc.* ......... 21,247 253,052
Enphase Energy, Inc.* . 14,976 566,243
Helix Energy Solutions
Group, Inc.* ....... 15,654 154,818
Helmerich & Payne, Inc. 11,427 411,715
Innovex International,
Inc.* .............. 4,417 107,731
Kinetik Holdings, Inc. .. 5,202 251,829
Kodiak Gas Services, Inc. 9,512 554,740
Liberty Energy, Inc. .... 18,545 534,096
Magnolia Oil & Gas Corp.
Cl A .............. 20,700 653,499
Noble Corp. PLC ...... 14,393 706,265
Northern Oil & Gas, Inc. 11,941 349,035
Oceaneering
International, Inc.* .. 11,418 404,996
Par Pacific Holdings, Inc.* 5,755 360,493
Patterson-UTI Energy,
Inc. .............. 39,529 428,099
Peabody Energy Corp. . 13,916 458,532
REX American Resources
Corp.* ............ 3,242 147,738
RPC, Inc. ............ 10,176 72,046
SM Energy Co. ....... 25,904 807,687
SolarEdge Technologies,
Inc.* .............. 6,844 349,386
Sunrun, Inc.* ......... 26,555 360,086
Talos Energy, Inc.* .... 14,396 226,881
Tidewater, Inc.* ....... 5,275 440,726
Warrior Met Coal, Inc. .. 6,016 560,390
12,371,074
Financial (25.2%)
Acadia Realty Trust .... 14,996 286,724

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Acadian Asset
Management, Inc. ... 3,024 $ 164,566
Adamas Trust, Inc. .... 9,611 70,737
Air Lease Corp. ....... 12,052 782,657
American Assets Trust,
Inc. .............. 5,418 99,745
Ameris Bancorp ...... 7,349 573,149
AMERISAFE, Inc. ..... 2,164 72,126
Apollo Commercial Real
Estate Finance, Inc. . 15,017 158,580
Apple Hospitality REIT,
Inc. .............. 25,179 289,810
Arbor Realty Trust, Inc. . 22,397 172,681
ARMOUR Residential
REIT, Inc. ......... 12,806 213,604
Artisan Partners Asset
Management, Inc. Cl A 8,064 293,449
Assured Guaranty Ltd. . 4,958 403,978
Atlantic Union
Bankshares Corp. ... 16,225 579,882
Axos Financial, Inc.* ... 6,486 551,894
Banc of California, Inc. . 15,363 270,082
BancFirst Corp. ....... 2,380 258,230
Bancorp, Inc.* ........ 4,847 260,429
Bank of Hawaii Corp. .. 4,553 338,060
BankUnited, Inc. ...... 8,484 383,137
Banner Corp. ......... 3,902 236,773
Beacon Financial Corp. 9,592 287,760
BGC Group, Inc. Cl A .. 41,562 406,476
Blackstone Mortgage
Trust, Inc. Cl A ..... 18,152 347,611
Bread Financial Holdings,
Inc. .............. 5,047 377,970
Capitol Federal Financial,
Inc. .............. 13,671 97,474
Cathay General Bancorp 7,690 383,423
Centerspace ......... 1,911 109,787
Central Pacific Financial
Corp. ............. 3,018 96,455
City Holding Co. ...... 1,649 197,088
Cleanspark, Inc.* ..... 29,268 249,071
Cohen & Steers, Inc. ... 3,152 197,158
Community Financial
System, Inc. ....... 6,029 353,601
Curbline Properties Corp. 11,094 286,114
Cushman & Wakefield,
Ltd.* ............. 26,505 324,951
Customers Bancorp, Inc.* 3,639 252,583
CVB Financial Corp. ... 14,582 282,745
DiamondRock Hospitality
Co. .............. 23,312 218,433
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Dime Community
Bancshares, Inc. .... 4,668 $ 157,872
Douglas Emmett, Inc. .. 19,164 180,525
Eagle Bancorp, Inc. ... 3,163 78,664
Easterly Government
Properties, Inc. ..... 5,008 107,321
Ellington Financial, Inc. . 14,265 169,040
Employers Holdings, Inc. 2,573 105,853
Enact Holdings, Inc. ... 3,305 134,877
Encore Capital Group,
Inc.* .............. 2,552 178,946
Enova International, Inc.* 2,829 384,263
Essential Properties
Realty Trust, Inc. .... 24,019 729,217
eXp World Holdings, Inc. 10,361 62,062
EZCORP, Inc. Cl A* .... 6,721 170,579
FB Financial Corp. .... 4,620 239,963
First Bancorp ......... 4,745 267,381
First BanCorp ........ 17,805 380,315
First Commonwealth
Financial Corp. ..... 11,730 206,213
First Financial Bancorp . 11,841 330,127
First Hawaiian, Inc. .... 14,041 345,970
First Interstate
BancSystem, Inc. Cl A 10,066 336,204
Four Corners Property
Trust, Inc. ......... 12,559 297,020
Franklin BSP Realty
Trust, Inc. ......... 9,333 79,237
Fulton Financial Corp. .. 21,750 442,395
Genworth Financial, Inc.* 45,705 371,125
Getty Realty Corp. .... 6,298 200,276
Global Net Lease, Inc. . 22,563 211,190
Goosehead Insurance,
Inc. Cl A* .......... 2,851 121,624
HA Sustainable
Infrastructure Capital,
Inc. .............. 14,608 536,844
Hanmi Financial Corp. . 3,392 89,413
HCI Group, Inc. ....... 1,229 190,016
Heritage Financial Corp. 4,706 122,356
Highwoods Properties,
Inc. .............. 12,581 269,359
Hilltop Holdings, Inc. ... 4,770 170,861
Hope Bancorp, Inc. .... 14,671 163,875
Horace Mann Educators
Corp. ............. 4,656 198,718
Independent Bank Corp. 5,674 426,742
Innovative Industrial
Properties, Inc. ..... 3,207 160,863
iShares Core S&P Small-
Cap ETF .......... 21,278 2,645,068

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Jackson Financial, Inc.
Cl A .............. 8,104 $ 856,755
JBG SMITH Properties . 6,773 98,954
Kemper Corp. ........ 6,719 205,333
Kennedy-Wilson
Holdings, Inc. ...... 13,730 148,559
Lakeland Financial Corp. 2,886 165,599
Lincoln National Corp. . 19,346 686,783
LTC Properties, Inc. ... 5,449 202,485
LXP Industrial Trust .... 6,761 312,764
Macerich Co. ......... 29,310 553,959
MARA Holdings, Inc.* .. 43,279 353,157
Marcus & Millichap, Inc. 2,725 72,458
Medical Properties Trust,
Inc. .............. 56,445 261,340
Merchants Bancorp .... 3,361 144,221
Mercury General Corp. . 3,043 268,240
Millrose Properties, Inc. 17,645 494,060
Moelis & Co. Cl A ..... 8,468 482,676
National Bank Holdings
Corp. Cl A ......... 5,156 201,909
Navient Corp. ........ 7,581 62,013
NBT Bancorp, Inc. ..... 5,987 254,926
NexPoint Residential
Trust, Inc. ......... 2,496 62,400
NMI Holdings, Inc.* .... 8,701 326,375
Northwest Bancshares,
Inc. .............. 16,721 212,189
OFG Bancorp ........ 4,950 200,277
Outfront Media, Inc. ... 16,650 441,225
Palomar Holdings, Inc.* 3,033 362,444
Park National Corp. ... 1,840 300,748
Pathward Financial, Inc. 2,491 222,272
Pebblebrook Hotel Trust 13,000 164,190
PennyMac Mortgage
Investment Trust .... 9,958 116,110
Phillips Edison & Co., Inc. 14,397 538,736
Piper Sandler Cos. .... 7,736 592,191
PJT Partners, Inc. Cl A . 2,782 388,701
PRA Group, Inc.* ..... 4,465 78,138
Preferred Bank ....... 1,296 117,534
ProAssurance Corp.* .. 5,884 145,452
Provident Financial
Services, Inc. ...... 14,948 316,300
Radian Group, Inc. .... 15,505 512,905
Redwood Trust, Inc. ... 14,243 79,903
Renasant Corp. ....... 10,830 391,288
Rithm Capital Corp. ... 63,615 603,070
Ryman Hospitality
Properties, Inc. ..... 7,210 665,267
S&T Bancorp, Inc. ..... 4,280 179,032
Safehold, Inc. ........ 5,256 71,114
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Safety Insurance Group,
Inc. .............. 1,704 $ 123,779
Saul Centers, Inc. ..... 1,425 46,427
Seacoast Banking Corp.
of Florida .......... 11,084 335,734
ServisFirst Bancshares,
Inc. .............. 5,751 418,845
Simmons First National
Corp. Cl A ......... 16,567 322,228
SiriusPoint Ltd.* ...... 11,898 256,283
SL Green Realty Corp. . 8,143 300,802
Southside Bancshares,
Inc. .............. 3,197 99,395
St Joe Co. ........... 4,560 286,368
Stellar Bancorp, Inc. ... 5,228 191,397
StepStone Group, Inc.
Cl A .............. 8,438 402,661
Stewart Information
Services Corp. ..... 3,459 213,005
StoneX Group, Inc.* ... 8,015 646,410
Sunstone Hotel Investors,
Inc. .............. 21,733 195,814
Tanger, Inc. .......... 13,173 447,619
Terreno Realty Corp. ... 11,922 732,249
Tompkins Financial Corp. 1,445 113,924
Triumph Financial, Inc.* 2,587 154,340
Trupanion, Inc.* ....... 3,874 99,213
TrustCo Bank Corp. ... 2,063 90,318
Trustmark Corp. ...... 6,753 284,571
Two Harbors Investment
Corp. ............. 11,994 136,971
United Community Banks,
Inc. .............. 13,801 434,593
United Fire Group, Inc. . 2,511 93,058
Universal Health Realty
Income Trust ....... 1,461 59,127
Urban Edge Properties . 14,414 287,992
Veris Residential, Inc. .. 9,295 175,397
Victory Capital Holdings,
Inc. Cl A .......... 5,433 355,753
Virtu Financial, Inc. Cl A 9,134 401,713
Virtus Investment
Partners, Inc. ...... 727 97,672
WaFd, Inc. ........... 8,682 272,615
Walker & Dunlop, Inc. .. 3,898 172,993
Westamerica BanCorp . 2,818 146,959
Western Union Co. .... 36,374 317,545
Whitestone REIT ...... 5,138 82,979
WisdomTree, Inc. ..... 13,148 191,435
World Acceptance Corp.* 326 44,023
WSFS Financial Corp. . 6,112 400,092

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Xenia Hotels & Resorts,
Inc. .............. 10,850 $ 160,906
44,698,624
Industrial (16.3%)
AAR Corp.* .......... 4,467 488,958
Alamo Group, Inc. ..... 1,234 203,573
Albany International Corp.
Cl A .............. 3,284 171,458
American Woodmark
Corp.* ............ 1,667 66,397
Apogee Enterprises, Inc. 2,462 82,575
ArcBest Corp. ........ 2,558 251,605
Arcosa, Inc. .......... 5,613 595,764
Argan, Inc. ........... 1,588 864,904
Armstrong World
Industries, Inc. ..... 4,936 813,453
Astec Industries, Inc. .. 2,618 140,953
AZZ, Inc. ............ 3,417 427,569
Badger Meter, Inc. .... 3,373 513,876
Benchmark Electronics,
Inc. .............. 4,083 228,893
Boise Cascade Co. .... 4,239 321,528
Brady Corp. Cl A ...... 4,994 405,712
Cactus, Inc. Cl A ...... 7,878 373,181
Casella Waste Systems,
Inc. Cl A* .......... 7,153 567,519
CSW Industrials, Inc. .. 1,885 491,193
CTS Corp. ........... 3,325 158,802
Dorian LPG Ltd. ...... 4,207 143,879
DXP Enterprises, Inc.* . 1,453 203,028
Energizer Holdings, Inc. 6,974 114,513
Enerpac Tool Group
Corp. ............. 6,040 220,279
Enpro, Inc. ........... 2,411 604,317
Enviri Corp.* ......... 9,230 181,093
ESCO Technologies, Inc. 2,964 833,981
Everus Construction
Group, Inc.* ....... 5,837 689,116
Federal Signal Corp. ... 6,959 752,546
Forward Air Corp.* .... 2,539 42,427
Franklin Electric Co., Inc. 4,381 403,797
Frontdoor, Inc.* ....... 8,253 436,253
Gates Industrial Corp.
PLC* ............. 29,051 656,843
Gibraltar Industries, Inc.* 3,381 134,800
Granite Construction, Inc. 4,978 596,763
Greenbrier Cos., Inc. .. 3,535 186,118
Griffon Corp. ......... 4,478 325,461
Hayward Holdings, Inc.* 22,832 305,492
Heartland Express, Inc. 5,229 54,382
Hub Group, Inc. Cl A ... 6,933 249,865
Ichor Holdings Ltd.* ... 3,941 183,690
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Insteel Industries, Inc. .. 2,220 $ 74,614
International Seaways,
Inc. .............. 4,635 337,799
Itron, Inc.* ........... 5,241 469,751
JBT Marel Corp. ...... 5,948 760,571
Kadant, Inc. .......... 1,348 394,088
Kennametal, Inc. ...... 8,720 315,054
Knowles Corp.* ....... 9,718 249,558
Lindsay Corp. ........ 1,196 142,408
Marten Transport Ltd. .. 6,625 86,986
Masterbrand, Inc.* .... 14,509 120,570
Materion Corp. ....... 2,373 343,254
Matson, Inc. ......... 3,568 584,938
Mercury Systems, Inc.* . 6,044 440,668
Metallus, Inc.* ........ 4,099 66,978
Mirion Technologies, Inc.* 27,999 520,501
Mohawk Industries, Inc.* 5,943 585,148
Mueller Water Products,
Inc. Cl A .......... 17,897 491,988
MYR Group, Inc.* ..... 1,776 501,400
Napco Security
Technologies, Inc. ... 4,081 160,751
National Presto
Industries, Inc. ..... 606 83,058
O-I Glass, Inc.* ....... 17,436 183,252
OSI Systems, Inc.* .... 1,772 470,484
Plexus Corp.* ........ 3,065 620,785
Powell Industries, Inc. .. 1,084 586,531
Primoris Services Corp. 6,183 884,416
Proto Labs, Inc.* ...... 2,710 154,524
Ralliant Corp. ........ 12,910 536,927
RXO, Inc.* ........... 18,790 274,710
Sanmina Corp.* ...... 6,249 810,120
Schneider National, Inc.
Cl B .............. 5,702 150,305
Sealed Air Corp. ...... 16,854 708,711
Standex International
Corp. ............. 1,387 353,491
Tennant Co. .......... 2,074 137,714
Trinity Industries, Inc. .. 9,176 295,284
Vishay Intertechnology,
Inc. .............. 14,132 254,376
Werner Enterprises, Inc. 6,851 201,488
World Kinect Corp. .... 6,358 146,679
Worthington Enterprises,
Inc. .............. 3,572 186,244
Worthington Steel, Inc. . 3,721 112,932
Zurn Elkay Water
Solutions Corp. ..... 16,989 761,787
29,047,399
Technology (8.1%)
ACI Worldwide, Inc.* ... 11,797 483,795

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
ACM Research, Inc. Cl A* 6,096 $ 239,878
Adeia, Inc. ........... 12,532 301,144
Agilysys, Inc.* ........ 2,919 207,658
Alpha & Omega
Semiconductor Ltd.* . 2,827 62,646
Amentum Holdings, Inc.* 17,587 458,669
ASGN, Inc.* .......... 4,887 189,176
Axcelis Technologies,
Inc.* .............. 3,513 326,990
BlackLine, Inc.* ....... 5,718 211,566
Box, Inc. Cl A* ........ 16,391 387,483
Clear Secure, Inc. Cl A . 10,147 491,216
Cohu, Inc.* .......... 5,344 163,633
Corsair Gaming, Inc.* .. 5,366 29,781
CSG Systems
International, Inc. ... 3,091 247,095
Digi International, Inc.* . 4,304 207,453
DigitalOcean Holdings,
Inc.* .............. 9,094 780,083
Diodes, Inc.* ......... 5,250 358,365
Donnelley Financial
Solutions, Inc.* ..... 3,037 143,164
DoubleVerify Holdings,
Inc.* .............. 15,303 145,379
DXC Technology Co.* .. 19,427 244,197
FormFactor, Inc.* ..... 8,871 860,398
Grid Dynamics Holdings,
Inc.* .............. 7,570 43,149
Impinj, Inc.* .......... 3,079 316,213
Insight Enterprises, Inc.* 3,547 237,684
Kulicke & Soffa
Industries, Inc. ..... 5,988 393,531
Life360, Inc.* ......... 8,972 366,237
LiveRamp Holdings, Inc.* 7,224 191,581
MaxLinear, Inc.* ...... 9,300 161,727
N-able, Inc.* ......... 8,529 39,830
NCR Atleos Corp.* .... 8,458 368,600
NCR Voyix Corp.* ..... 15,850 100,331
NetScout Systems, Inc.* 7,852 249,615
Paycom Software, Inc. . 5,592 679,652
PDF Solutions, Inc.* ... 3,663 119,817
Penguin Solutions, Inc.* 5,474 96,342
Photronics, Inc.* ...... 6,759 273,131
Pitney Bowes, Inc. .... 16,942 187,209
Power Integrations, Inc. 6,352 325,222
Progress Software Corp.* 4,820 123,633
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Qorvo, Inc.* .......... 9,654 $ 747,220
RingCentral, Inc. Cl A .. 8,677 322,698
Schrodinger, Inc.* ..... 6,422 72,954
Semtech Corp.* ...... 10,590 814,265
SPS Commerce, Inc.* .. 4,315 240,216
Teradata Corp.* ....... 10,666 273,370
Ultra Clean Holdings,
Inc.* .............. 5,194 322,963
Veeco Instruments, Inc.* 6,900 233,634
Waystar Holding Corp.* 13,137 316,733
ZoomInfo Technologies,
Inc.* .............. 30,745 183,855
14,341,181
Utilities (2.3%)
American States Water
Co. .............. 4,430 334,997
Avista Corp. ......... 9,312 373,784
California Water Service
Group ............ 6,820 309,219
Chesapeake Utilities
Corp. ............. 2,707 342,083
Clearway Energy, Inc.
Cl A .............. 3,961 155,152
Clearway Energy, Inc.
Cl C .............. 9,710 381,506
H2O America ......... 4,275 250,814
Hawaiian Electric
Industries, Inc.* ..... 19,755 293,164
MDU Resources Group,
Inc. .............. 23,390 484,641
MGE Energy, Inc. ..... 4,182 323,227
Middlesex Water Co. ... 2,099 109,253
Northwest Natural
Holding Co. ........ 4,750 252,795
Otter Tail Corp. ....... 4,796 420,945
Unitil Corp. .......... 2,058 107,510
4,139,090
Total Common Stocks
(Cost: $159,939,765) ..
177,382,714
EARNOUT SHARES (–%):
Consumer, Non-cyclical (–%)
OmniAb, Inc. Cl CR3* .. 1,207 0‡
OmniAb, Inc. Cl CR4* .. 1,207 0‡
0
Total Earnout Shares
(Cost: $—) ...........
0
$159,939,765)99.9% $ 177,382,714

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 12,210 $ 12,210
Total Temporary Cash Investment
(Cost: $12,210) ................................................................
12,210
Total Investments
(Cost: $159,951,975) 99.9% ......................................................
177,394,924
Other Net Assets 0.1% ............................................................
127,327
Net Assets 100.0% ...............................................................
$ 177,522,251
* Non-income producing security.
‡ Level 3 Security.
(1) Percentage is less than 0.05%.

MoA FUNDS - MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (99.2%):
Basic Materials (2.6%)
DuPont de Nemours, Inc. 29,967 $ 1,372,489
Freeport-McMoRan, Inc. 34,925 2,052,891
Qnity Electronics, Inc. .. 12,186 1,406,021
4,831,401
Communications (0.8%)
Booking Holdings, Inc. . 336 1,414,667
Consumer, Cyclical (5.9%)
LKQ Corp. ........... 16,192 475,559
Murphy USA, Inc. ..... 4,574 2,259,419
Ross Stores, Inc. ..... 8,641 1,871,900
Royal Caribbean Cruises
Ltd. .............. 3,747 1,031,100
Taylor Morrison Home
Corp.* ............ 44,905 2,615,267
Vail Resorts, Inc. ...... 7,232 928,010
Wyndham Hotels &
Resorts, Inc. ....... 22,332 1,814,028
10,995,283
Consumer, Non-cyclical (13.4%)
Archer-Daniels-Midland
Co. .............. 12,622 917,493
BioMarin Pharmaceutical,
Inc.* .............. 20,143 1,137,878
Bio-Techne Corp. ..... 35,639 1,862,494
Cooper Cos., Inc.* .... 8,682 620,763
Corteva, Inc. ......... 28,327 2,371,253
Danaher Corp. ....... 15,322 2,905,051
Hershey Co. ......... 4,298 893,511
IDEXX Laboratories, Inc.* 3,184 1,789,058
Ionis Pharmaceuticals,
Inc.* .............. 11,310 849,268
IQVIA Holdings, Inc.* .. 11,259 1,920,110
Lamb Weston Holdings,
Inc. .............. 44,493 1,880,274
Performance Food Group
Co.* .............. 26,125 2,237,868
Shift4 Payments, Inc.
Cl A* ............. 26,674 1,166,454
STERIS PLC ......... 8,722 1,928,696
United Therapeutics
Corp.* ............ 3,969 2,353,538
24,833,709
Energy (11.0%)
Baker Hughes Co. .... 52,015 3,175,516
Devon Energy Corp. ... 84,750 4,264,620
Expand Energy Corp. .. 17,564 1,928,176
Marathon Petroleum
Corp. ............. 9,223 2,252,072
MPLX LP ............ 48,380 2,761,047
TechnipFMC PLC ..... 20,119 1,390,826
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Williams Cos., Inc. .... 62,131 $ 4,521,894
20,294,151
Financial (21.1%)
Allstate Corp. ........ 6,235 1,292,765
American Financial
Group, Inc. ........ 13,572 1,733,280
Ameriprise Financial, Inc. 7,304 3,245,898
Arch Capital Group Ltd.* 32,203 3,091,166
Bank of New York Mellon
Corp. ............. 15,690 1,861,305
Brixmor Property Group,
Inc. .............. 92,755 2,671,344
Camden Property Trust . 27,967 2,731,257
CBRE Group, Inc. Cl A* 9,828 1,331,301
East West Bancorp, Inc. 32,110 3,428,063
Fifth Third Bancorp .... 48,079 2,233,750
Gaming and Leisure
Properties, Inc. ..... 41,637 1,847,434
Hartford Insurance Group,
Inc. .............. 22,054 2,982,362
Healthpeak Properties,
Inc. .............. 136,448 2,241,841
M&T Bank Corp. ...... 15,596 3,224,005
Terreno Realty Corp. ... 20,806 1,277,904
Ventas, Inc. .......... 28,754 2,351,502
Weyerhaeuser Co. .... 65,883 1,609,522
39,154,699
Industrial (27.4%)
AMETEK, Inc. ........ 22,746 4,875,833
Amphenol Corp. Cl A .. 27,398 3,461,737
Applied Industrial
Technologies, Inc. ... 13,938 3,698,030
AptarGroup, Inc. ...... 9,085 1,144,892
Builders FirstSource, Inc.* 14,697 1,210,004
Carlisle Cos., Inc. ..... 5,603 1,869,273
Clean Harbors, Inc.* ... 5,891 1,689,126
Crane Co. ........... 25,950 4,437,450
Crown Holdings, Inc. ... 48,928 4,905,032
EMCOR Group, Inc. ... 3,750 2,768,662
Graco, Inc. .......... 16,226 1,373,531
L3Harris Technologies,
Inc. .............. 11,041 3,810,801
Martin Marietta Materials,
Inc. .............. 2,708 1,594,145
Mueller Industries, Inc. . 27,157 3,008,996
Saia, Inc.* ........... 3,234 1,136,040
Teledyne Technologies,
Inc.* .............. 7,910 4,785,629
Veralto Corp. ......... 19,210 1,698,548
Vontier Corp. ......... 65,025 2,306,437

MoA FUNDS - MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Xylem, Inc. .......... 8,030 $ 959,585
50,733,751
Technology (6.1%)
MKS, Inc. ........... 14,397 3,308,574
Onto Innovation, Inc.* .. 4,853 995,205
Roper Technologies, Inc. 7,774 2,750,908
Sandisk Corp.* ....... 1,908 1,212,229
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Take-Two Interactive
Software, Inc.* ..... 14,960 $ 2,954,600
11,221,516
Utilities (10.9%)
Atmos Energy Corp. ... 18,077 3,339,184
Entergy Corp. ........ 45,695 5,134,290
Evergy, Inc. .......... 62,238 5,098,537
NiSource, Inc. ........ 79,482 3,708,630
NRG Energy, Inc. ..... 20,328 2,970,734
20,251,375
Total Common Stocks
(Cost: $159,273,329) ..
183,730,552
$159,273,329)99.2% $ 183,730,552
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (1.6%):
U.S. Government (1.6%)
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 $ 750,000 $ 747,959
U.S. Treasury Bill ...................... A-1+ 3.64 04/14/26 2,300,000 2,296,979
3,044,938
Total Short-Term Debt Securities
(Cost: $3,044,938) ..............................................................
3,044,938
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.5%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 919,178 $ 919,178
Total Temporary Cash Investment
(Cost: $919,178) ...............................................................
919,178
Total Investments
(Cost: $163,237,445) 101.3% ....................................................
187,694,668
Other Net Assets -1.3% ............................................................
(2,490,260)
Net Assets 100.0% ...............................................................
$ 185,204,408
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).

MoA FUNDS - MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (97.4%):
Communications (3.3%)
Booking Holdings, Inc. . 310 $ 1,305,199
Palo Alto Networks, Inc.* 7,532 1,207,530
Reddit, Inc. Cl A* ...... 6,550 881,958
3,394,687
Consumer, Cyclical (14.4%)
Flutter Entertainment
PLC* ............. 5,666 577,649
Hilton Worldwide
Holdings, Inc. ...... 11,388 3,462,863
Murphy USA, Inc. ..... 998 492,982
Ralph Lauren Corp. ... 4,483 1,542,107
Ross Stores, Inc. ..... 6,186 1,340,073
Royal Caribbean Cruises
Ltd. .............. 9,656 2,657,138
Tractor Supply Co. .... 30,208 1,368,422
Vail Resorts, Inc. ...... 6,011 771,332
Viking Holdings Ltd.* ... 15,333 1,126,669
Wingstop, Inc. ........ 3,682 570,600
Wyndham Hotels &
Resorts, Inc. ....... 11,054 897,916
14,807,751
Consumer, Non-cyclical (20.2%)
Alnylam Pharmaceuticals,
Inc.* .............. 5,991 1,982,242
Cencora, Inc. ......... 7,579 2,380,867
Danaher Corp. ....... 8,511 1,613,686
Encompass Health Corp. 6,509 629,616
HealthEquity, Inc.* ..... 12,076 1,009,191
Hershey Co. ......... 1,176 244,479
IDEXX Laboratories, Inc.* 4,829 2,713,367
Insmed, Inc.* ......... 9,390 1,535,453
Insulet Corp.* ........ 2,418 507,393
Ionis Pharmaceuticals,
Inc.* .............. 10,406 781,386
Paylocity Holding Corp.* 4,829 521,725
Performance Food Group
Co.* .............. 16,062 1,375,871
Quanta Services, Inc. .. 1,782 978,354
Repligen Corp.* ...... 4,600 541,972
Rollins, Inc. .......... 28,665 1,530,998
Shift4 Payments, Inc.
Cl A* ............. 9,447 413,117
United Therapeutics
Corp.* ............ 1,381 818,905
Verisk Analytics, Inc. ... 6,326 1,200,358
20,778,980
Energy (3.9%)
Cheniere Energy, Inc. .. 3,565 1,011,605
Expand Energy Corp. .. 7,803 856,613
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Marathon Petroleum
Corp. ............. 3,004 $ 733,517
Williams Cos., Inc. .... 18,635 1,356,255
3,957,990
Financial (8.4%)
Ameriprise Financial, Inc. 4,716 2,095,790
Arch Capital Group Ltd.* 12,308 1,181,445
Camden Property Trust . 10,120 988,319
CBRE Group, Inc. Cl A* 4,286 580,582
Fifth Third Bancorp .... 19,225 893,193
LPL Financial Holdings,
Inc. .............. 5,571 1,675,924
M&T Bank Corp. ...... 5,637 1,165,281
8,580,534
Industrial (29.8%)
AMETEK, Inc. ........ 10,699 2,293,438
Amphenol Corp. Cl A .. 19,209 2,427,057
Applied Industrial
Technologies, Inc. ... 6,326 1,678,414
Axon Enterprise, Inc.* .. 2,093 888,876
Builders FirstSource, Inc.* 3,980 327,673
Carlisle Cos., Inc. ..... 1,531 510,772
Comfort Systems USA,
Inc. .............. 1,235 1,703,053
Crown Holdings, Inc. ... 11,846 1,187,562
EMCOR Group, Inc. ... 2,239 1,653,076
ESCO Technologies, Inc. 6,784 1,908,814
Graco, Inc. .......... 13,344 1,129,570
HEICO Corp. Cl A ..... 10,133 2,138,975
Howmet Aerospace, Inc. 15,597 3,594,485
RBC Bearings, Inc.* ... 4,370 2,373,434
Teledyne Technologies,
Inc.* .............. 3,163 1,913,647
Vertiv Holdings Co. Cl A 19,609 4,913,623
30,642,469
Technology (13.7%)
Atlassian Corp. Cl A* .. 4,283 292,315
Cloudflare, Inc. Cl A* ... 11,172 2,305,230
Datadog, Inc. Cl A* .... 14,836 1,751,390
Guidewire Software, Inc.* 6,556 980,515
HubSpot, Inc.* ........ 1,912 466,719
Monolithic Power
Systems, Inc. ...... 2,092 2,287,288
MSCI, Inc. ........... 2,529 1,363,156
Onto Innovation, Inc.* .. 2,485 509,599
Roper Technologies, Inc. 2,908 1,029,025
Synopsys, Inc.* ....... 1,223 484,895
Take-Two Interactive
Software, Inc.* ..... 6,763 1,335,693

MoA FUNDS - MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Veeva Systems, Inc. Cl A* 7,130 $ 1,252,456
14,058,281
Shares Value
COMMON STOCKS (Continued):
Utilities (3.7%)
NRG Energy, Inc. ..... 15,644 $ 2,286,214
Vistra Corp. .......... 10,094 1,517,431
3,803,645
Total Common Stocks
(Cost: $106,284,607) ..
100,024,337
$106,284,607)97.4% $ 100,024,337
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (2.6%):
U.S. Government (1.6%)
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 $ 1,700,000 $ 1,695,374
Commercial Paper (1.0%)
Cargill, Inc. ........................... A-1 3.63 04/01/26 1,000,000 1,000,000
Total Short-Term Debt Securities
(Cost: $2,695,374) ..............................................................
2,695,374
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 41,803 $ 41,803
Total Temporary Cash Investment
(Cost: $41,803) ................................................................
41,803
Total Investments
(Cost: $109,021,784) 100.0% ....................................................
102,761,514
Other Net Assets 0.0%
(1)
..........................................................
14,198
Net Assets 100.0% ...............................................................
$ 102,775,712
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
(1) Percentage is less than 0.05%.

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (98.5%):
Basic Materials (4.7%)
Alcoa Corp. .......... 97,622 $ 6,475,267
Ashland, Inc. ......... 17,251 959,328
Axalta Coating Systems
Ltd.* ............. 80,446 2,228,354
Cabot Corp. .......... 19,686 1,482,553
Carpenter Technology
Corp. ............. 18,777 7,400,955
Cleveland-Cliffs, Inc.* .. 215,022 1,816,936
Commercial Metals Co. 41,809 2,568,327
Hecla Mining Co. ..... 252,609 4,706,106
MP Materials Corp.* ... 50,776 2,450,450
NewMarket Corp. ..... 2,940 1,884,393
Olin Corp. ........... 42,824 1,273,157
Reliance, Inc. ........ 19,711 5,990,567
Royal Gold, Inc. ...... 30,543 7,772,888
RPM International, Inc. . 48,281 4,799,131
Solstice Advanced
Materials, Inc. ...... 59,843 4,557,643
Westlake Corp. ....... 12,572 1,468,661
57,834,716
Communications (1.7%)
Chewy, Inc. Cl A* ..... 89,916 2,427,732
Hims & Hers Health, Inc.* 78,526 1,630,200
InterDigital, Inc. ....... 9,683 2,924,266
Maplebear, Inc.* ...... 69,277 2,595,116
New York Times Co. Cl A 60,907 5,099,743
Nexstar Media Group,
Inc. .............. 10,746 1,943,199
Pinterest, Inc. Cl A* .... 220,702 4,047,675
20,667,931
Consumer, Cyclical (13.3%)
Abercrombie & Fitch Co.
Cl A* ............. 17,287 1,579,513
Alaska Air Group, Inc.* . 43,217 1,589,521
American Airlines Group,
Inc.* .............. 248,916 2,673,358
Aramark ............ 99,082 4,016,784
Autoliv, Inc. .......... 25,909 2,724,590
AutoNation, Inc.* ...... 9,814 1,916,282
Bath & Body Works, Inc. 77,175 1,440,857
BJ's Wholesale Club
Holdings, Inc.* ..... 49,326 4,854,665
BorgWarner, Inc. ...... 78,052 4,235,101
Boyd Gaming Corp. ... 21,793 1,790,949
Brunswick Corp. ...... 24,517 1,783,857
Burlington Stores, Inc.* . 23,440 7,626,907
Capri Holdings Ltd.* ... 44,921 791,508
Casey's General Stores,
Inc. .............. 13,973 10,170,388
Cava Group, Inc.* ..... 37,602 3,042,002
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Choice Hotels
International, Inc. ... 7,791 $ 806,368
Churchill Downs, Inc. .. 24,972 2,243,235
Columbia Sportswear Co. 9,548 523,326
Core & Main, Inc. Cl A* . 71,174 3,515,996
Crocs, Inc.* .......... 18,937 1,572,150
Dick's Sporting Goods,
Inc. .............. 25,030 4,963,199
Dolby Laboratories, Inc.
Cl A .............. 22,952 1,378,497
Dutch Bros, Inc. Cl A* .. 47,887 2,425,955
FirstCash Holdings, Inc. 14,591 2,743,108
Five Below, Inc.* ...... 20,793 4,750,785
Floor & Decor Holdings,
Inc. Cl A* .......... 40,621 2,063,547
GameStop Corp. Cl A* . 155,376 3,579,863
Gap, Inc. ............ 85,525 2,069,705
Gentex Corp. ......... 82,536 1,803,412
Goodyear Tire & Rubber
Co.* .............. 107,907 715,423
Harley-Davidson, Inc. .. 44,536 900,518
Hilton Grand Vacations,
Inc.* .............. 22,573 883,056
Hyatt Hotels Corp. Cl A . 15,583 2,240,680
KB Home ............ 23,815 1,232,426
Lear Corp. ........... 19,123 2,315,413
Lithia Motors, Inc. ..... 9,142 2,282,940
Macy's, Inc. .......... 100,231 1,813,179
Mattel, Inc.* .......... 117,163 1,702,378
MSC Industrial Direct Co.,
Inc. Cl A .......... 17,250 1,591,657
Murphy USA, Inc. ..... 6,369 3,146,095
Ollie's Bargain Outlet
Holdings, Inc.* ..... 23,121 2,128,057
Penske Automotive
Group, Inc. ........ 6,952 1,039,463
Planet Fitness, Inc. Cl A* 31,282 2,326,755
Polaris, Inc. .......... 20,144 1,097,848
PVH Corp. ........... 17,266 1,204,476
RB Global, Inc. ....... 70,001 6,709,596
RH* ................ 5,805 811,655
Scotts Miracle-Gro Co. . 16,847 1,024,466
Somnigroup International,
Inc. .............. 79,130 5,849,290
Taylor Morrison Home
Corp.* ............ 36,840 2,145,562
Texas Roadhouse, Inc. . 24,935 4,117,766
Thor Industries, Inc. ... 19,919 1,591,329
Toll Brothers, Inc. ..... 35,718 4,874,435
Travel + Leisure Co. ... 24,249 1,677,788
Vail Resorts, Inc. ...... 13,487 1,730,652
VF Corp. ............ 123,896 2,104,993

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Visteon Corp. ........ 10,286 $ 937,157
Warner Music Group
Corp. Cl A ......... 55,402 1,414,967
Watsco, Inc. ......... 13,165 4,789,295
WESCO International,
Inc. .............. 18,338 5,017,644
Whirlpool Corp. ....... 23,901 1,288,742
Wingstop, Inc. ........ 10,475 1,623,311
Wyndham Hotels &
Resorts, Inc. ....... 28,481 2,313,512
YETI Holdings, Inc.* ... 29,332 1,073,258
162,391,210
Consumer, Non-cyclical (14.8%)
Albertsons Cos., Inc. Cl A 139,487 2,376,858
API Group Corp.* ..... 144,646 5,861,056
Arrowhead
Pharmaceuticals, Inc.* 52,788 3,309,808
Avantor, Inc.* ......... 257,117 2,015,797
Avis Budget Group, Inc.* 6,369 928,919
BellRing Brands, Inc.* .. 44,208 711,307
BioMarin Pharmaceutical,
Inc.* .............. 72,422 4,091,119
Bio-Rad Laboratories, Inc.
Cl A* ............. 6,854 1,910,552
Booz Allen Hamilton
Holding Corp. ...... 45,461 3,547,322
Boston Beer Co., Inc.
Cl A* ............. 2,900 668,160
Brink's Co. ........... 15,662 1,623,053
Bruker Corp. ......... 41,813 1,510,286
Celsius Holdings, Inc.* . 60,250 2,137,670
Chemed Corp. ........ 5,339 2,016,754
Coca-Cola Consolidated,
Inc. .............. 21,324 4,088,664
Coty, Inc. Cl A* ....... 139,330 280,053
Cytokinetics, Inc.* ..... 46,091 3,037,858
Darling Ingredients, Inc.* 59,632 3,688,239
DENTSPLY SIRONA, Inc. 75,226 872,622
Elanco Animal Health,
Inc.* .............. 187,304 4,482,185
elf Beauty, Inc.* ....... 22,261 1,349,239
Encompass Health Corp. 37,930 3,668,969
Ensign Group, Inc. .... 21,743 4,381,214
Envista Holdings Corp.* 61,776 1,567,257
Euronet Worldwide, Inc.* 14,740 978,294
Exelixis, Inc.* ......... 97,903 4,199,060
Flowers Foods, Inc. ... 79,608 648,805
FTI Consulting, Inc.* ... 11,409 2,016,769
Globus Medical, Inc. Cl A* 41,998 3,618,548
Graham Holdings Co.
Cl B .............. 1,281 1,354,350
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Grand Canyon Education,
Inc.* .............. 10,416 $ 1,771,032
H&R Block, Inc. ....... 47,785 1,516,696
Haemonetics Corp.* ... 17,518 987,314
Halozyme Therapeutics,
Inc.* .............. 44,331 2,865,113
HealthEquity, Inc.* ..... 32,207 2,691,539
Illumina, Inc.* ........ 57,639 7,104,583
Ingredion, Inc. ........ 23,749 2,675,562
Jazz Pharmaceuticals
PLC* ............. 22,907 4,330,568
Lancaster Colony Corp. 7,650 1,058,224
Lantheus Holdings, Inc.* 24,998 1,896,098
LivaNova PLC* ....... 20,585 1,308,383
Masimo Corp.* ....... 17,211 3,061,321
Medpace Holdings, Inc.* 8,452 4,058,566
Morningstar, Inc. ...... 8,655 1,463,128
Neurocrine Biosciences,
Inc.* .............. 37,834 4,984,251
Option Care Health, Inc.* 59,838 1,610,839
Paylocity Holding Corp.* 16,451 1,777,366
Penumbra, Inc.* ...... 14,789 4,856,264
Performance Food Group
Co.* .............. 59,222 5,072,956
Pilgrim's Pride Corp. ... 16,119 608,653
Post Holdings, Inc.* ... 15,909 1,572,764
Repligen Corp.* ...... 19,947 2,350,156
Roivant Sciences Ltd.* . 169,974 4,708,280
Service Corp.
International ....... 52,484 4,330,455
Shift4 Payments, Inc.
Cl A* ............. 25,470 1,113,803
Sotera Health Co.* .... 87,819 1,259,324
Sprouts Farmers Market,
Inc.* .............. 36,705 2,831,057
Tenet Healthcare Corp.* 33,130 6,251,962
TransUnion .......... 72,530 5,018,351
UL Solutions, Inc. Cl A . 29,124 2,496,218
United Therapeutics
Corp.* ............ 16,231 9,624,658
US Foods Holding Corp.* 83,138 7,666,155
Valvoline, Inc.* ....... 47,995 1,616,472
WEX, Inc.* ........... 12,926 1,978,195
181,457,093
Energy (5.9%)
Antero Midstream Corp. 124,837 2,846,284
Antero Resources Corp.* 110,490 4,689,196
Chord Energy Corp. ... 21,437 3,047,913
CNX Resources Corp.* . 53,669 2,068,940
DT Midstream, Inc. .... 38,328 5,161,632
HF Sinclair Corp. ..... 58,942 3,677,391
Matador Resources Co. 44,036 2,782,194

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Murphy Oil Corp. ...... 50,580 $ 2,086,425
NEXTracker, Inc. Cl A* . 55,971 6,747,304
NOV, Inc. ............ 135,863 2,555,583
Ovintiv, Inc. .......... 104,673 6,213,389
PBF Energy, Inc. Cl A .. 31,296 1,490,316
Permian Resources Corp.
Cl A .............. 279,094 5,950,284
Range Resources Corp. 89,318 4,035,387
TechnipFMC PLC ..... 152,493 10,541,841
Valaris Ltd.* .......... 24,271 2,379,529
Viper Energy, Inc. Cl A . 70,050 3,291,649
Weatherford International
PLC .............. 27,036 2,557,065
72,122,322
Financial (20.8%)
Affiliated Managers
Group, Inc. ........ 10,604 2,934,127
Agree Realty Corp. .... 45,175 3,405,291
Ally Financial, Inc. ..... 105,827 4,151,593
American Financial
Group, Inc. ........ 26,096 3,332,720
American Healthcare
REIT, Inc. ......... 66,879 3,154,014
American Homes 4 Rent
Cl A .............. 122,899 3,431,340
Annaly Capital
Management, Inc. ... 270,812 5,727,674
Associated Banc-Corp. . 61,674 1,594,890
Bank OZK ........... 39,115 1,794,987
Brighthouse Financial,
Inc.* .............. 21,557 1,290,833
Brixmor Property Group,
Inc. .............. 115,576 3,328,589
CareTrust REIT, Inc. ... 84,218 3,086,590
Carlyle Group, Inc. .... 97,823 4,733,655
CNO Financial Group,
Inc. .............. 35,624 1,462,721
Columbia Banking
System, Inc. ....... 111,366 3,054,769
Commerce Bancshares,
Inc. .............. 51,661 2,541,721
COPT Defense
Properties ......... 42,587 1,303,162
Corebridge Financial, Inc. 96,239 2,296,263
Cousins Properties, Inc. 63,325 1,429,245
CubeSmart .......... 85,963 3,150,544
Cullen/Frost Bankers, Inc. 23,825 3,265,931
East West Bancorp, Inc. 51,866 5,537,214
EastGroup Properties,
Inc. .............. 20,072 3,715,126
EPR Properties ....... 28,703 1,434,002
Equitable Holdings, Inc. 106,796 3,963,200
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Equity LifeStyle
Properties, Inc. ..... 73,071 $ 4,561,092
Essent Group Ltd. ..... 35,984 2,102,905
Evercore, Inc. Cl A .... 14,581 4,352,574
Federated Hermes, Inc. 27,859 1,579,884
Fidelity National
Financial, Inc. ...... 96,150 4,459,437
First American Financial
Corp. ............. 38,414 2,315,980
First Financial
Bankshares, Inc. .... 49,129 1,446,849
First Horizon Corp. .... 182,832 4,161,256
First Industrial Realty
Trust, Inc. ......... 49,958 2,890,070
Flagstar Financial, Inc. . 112,906 1,486,972
FNB Corp. ........... 134,694 2,252,084
Gaming and Leisure
Properties, Inc. ..... 106,686 4,733,658
Glacier Bancorp, Inc. .. 48,506 2,166,763
Hamilton Lane, Inc. Cl A 15,404 1,531,158
Hancock Whitney Corp. 31,009 1,971,862
Hanover Insurance
Group, Inc. ........ 13,345 2,313,356
Healthcare Realty Trust,
Inc. .............. 131,507 2,234,304
Home BancShares, Inc. 68,964 1,857,201
Houlihan Lokey, Inc. ... 20,490 2,942,774
Independence Realty
Trust, Inc. ......... 89,286 1,329,469
International Bancshares
Corp. ............. 20,388 1,371,909
Janus Henderson Group
PLC .............. 46,466 2,386,958
Jefferies Financial Group,
Inc. .............. 62,334 2,572,524
Jones Lang LaSalle, Inc.* 17,791 5,414,157
Kilroy Realty Corp. .... 41,099 1,159,403
Kinsale Capital Group,
Inc. .............. 8,331 2,846,369
Kite Realty Group Trust 81,617 2,003,697
Lamar Advertising Co.
Cl A .............. 32,745 4,147,482
MGIC Investment Corp. 82,695 2,170,744
National Storage Affiliates
Trust ............. 26,683 1,007,016
NNN REIT, Inc. ....... 71,602 3,009,432
Old National Bancorp .. 130,734 2,889,221
Old Republic International
Corp. ............. 85,819 3,424,178
Omega Healthcare
Investors, Inc. ...... 111,422 4,882,512

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Park Hotels & Resorts,
Inc. .............. 75,356 $ 793,499
Pinnacle Financial
Partners, Inc. ...... 56,751 4,888,531
Primerica, Inc. ........ 12,031 3,013,525
Prosperity Bancshares,
Inc. .............. 38,090 2,558,886
Rayonier, Inc. ........ 104,851 2,162,028
Reinsurance Group of
America, Inc. ....... 24,772 5,057,452
RenaissanceRe Holdings
Ltd. .............. 16,394 4,872,789
Rexford Industrial Realty,
Inc. .............. 86,787 2,840,538
RLI Corp. ............ 34,620 1,974,725
Ryan Specialty Holdings,
Inc. .............. 42,994 1,450,618
Sabra Health Care REIT,
Inc. .............. 95,052 1,827,850
SEI Investments Co. ... 35,019 2,747,941
Selective Insurance
Group, Inc. ........ 22,649 1,707,508
SLM Corp. ........... 75,093 1,607,741
Southstate Bank Corp. . 37,372 3,457,657
STAG Industrial, Inc. ... 72,015 2,596,861
Starwood Property Trust,
Inc. .............. 131,228 2,259,746
Stifel Financial Corp. ... 57,487 4,249,439
Texas Capital
Bancshares, Inc.* ... 16,654 1,580,132
UMB Financial Corp. ... 26,917 3,035,968
United Bankshares, Inc. 52,607 2,178,982
Unum Group ......... 57,467 4,196,815
Valley National Bancorp 180,454 2,215,975
Vornado Realty Trust .. 60,376 1,569,172
Voya Financial, Inc. .... 35,435 2,420,919
Webster Financial Corp. 60,782 4,219,486
Western Alliance Bancorp 38,713 2,742,816
Wintrust Financial Corp. 25,248 3,507,957
WP Carey, Inc. ....... 82,612 5,614,312
Zions Bancorp NA ..... 55,661 3,207,187
253,652,506
Industrial (25.1%)
AAON, Inc. .......... 25,510 2,110,953
Acuity, Inc. ........... 11,484 3,218,047
Advanced Drainage
Systems, Inc. ...... 27,016 3,704,704
Advanced Energy
Industries, Inc. ..... 14,229 4,591,841
AECOM ............. 48,738 4,133,957
AeroVironment, Inc.* ... 11,992 2,195,136
AGCO Corp. ......... 22,653 2,624,803
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Applied Industrial
Technologies, Inc. ... 14,062 $ 3,730,930
AptarGroup, Inc. ...... 24,270 3,058,505
Arrow Electronics, Inc.* . 19,258 2,761,790
ATI, Inc.* ............ 51,217 7,450,025
Avient Corp. ......... 34,517 1,252,967
Avnet, Inc. ........... 30,860 1,901,593
Belden, Inc. .......... 14,815 1,701,206
BWX Technologies, Inc. 34,466 7,047,952
Carlisle Cos., Inc. ..... 15,377 5,130,075
Chart Industries, Inc.* .. 16,946 3,503,586
Clean Harbors, Inc.* ... 18,934 5,428,946
CNH Industrial NV .... 333,601 3,669,611
Cognex Corp. ........ 62,467 3,060,258
Crane Co. ........... 18,456 3,155,976
Crown Holdings, Inc. ... 42,255 4,236,064
Curtiss-Wright Corp. ... 13,899 9,466,887
Donaldson Co., Inc. ... 43,479 3,690,063
Dycom Industries, Inc.* . 11,297 3,827,650
Eagle Materials, Inc. ... 11,849 2,244,793
EnerSys ............ 13,892 2,413,318
Entegris, Inc. ......... 57,300 6,717,852
Esab Corp. .......... 21,513 2,079,447
Exponent, Inc. ........ 18,806 1,227,092
Fabrinet* ............ 13,505 7,043,128
Flex Ltd.* ............ 138,603 9,072,952
Flowserve Corp. ...... 47,887 3,520,173
Fluor Corp.* .......... 60,762 2,834,547
Fortune Brands
Innovations, Inc. .... 45,289 1,764,912
GATX Corp. .......... 13,458 2,297,819
Graco, Inc. .......... 62,500 5,290,625
Graphic Packaging
Holding Co. ........ 111,255 1,105,875
Greif, Inc. Cl A ........ 9,331 625,830
GXO Logistics, Inc.* ... 43,168 2,238,261
Hexcel Corp. ......... 28,601 2,314,679
ITT, Inc. ............. 32,420 6,176,983
Kirby Corp.* .......... 20,432 2,715,004
Knife River Corp.* ..... 21,361 1,744,126
Knight-Swift
Transportation
Holdings, Inc. ...... 61,197 3,523,723
Kratos Defense &
Security Solutions,
Inc.* .............. 69,595 4,907,143
Landstar System, Inc. .. 12,839 2,058,220
Lincoln Electric Holdings,
Inc. .............. 20,743 5,166,666
Littelfuse, Inc. ........ 9,387 3,185,478
Louisiana-Pacific Corp. . 23,891 1,738,070
MasTec, Inc.* ........ 23,122 7,439,272

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Middleby Corp.* ...... 17,469 $ 2,316,040
Moog, Inc. Cl A ....... 10,717 3,136,223
MSA Safety, Inc. ...... 13,740 2,252,673
Mueller Industries, Inc. . 41,849 4,636,869
Novanta, Inc.* ........ 13,486 1,592,831
nVent Electric PLC .... 60,828 7,194,736
Oshkosh Corp. ....... 23,845 3,510,222
Owens Corning ....... 30,984 3,353,089
RBC Bearings, Inc.* ... 11,920 6,473,990
Regal Rexnord Corp. .. 25,031 4,687,305
Ryder System, Inc. .... 14,863 3,042,605
Saia, Inc.* ........... 10,044 3,528,256
Sensata Technologies
Holding PLC ....... 54,917 1,934,177
Silgan Holdings, Inc. ... 33,062 1,282,806
Simpson Manufacturing
Co., Inc. .......... 15,629 2,682,249
Sonoco Products Co. .. 37,182 2,011,174
SPX Technologies, Inc.* 18,787 3,756,273
StandardAero, Inc.* ... 71,494 1,846,690
Sterling Infrastructure,
Inc.* .............. 11,580 4,716,187
TD SYNNEX Corp. .... 28,266 4,768,757
Terex Corp. .......... 42,862 2,533,144
Tetra Tech, Inc. ....... 98,318 2,961,338
Timken Co. .......... 23,895 2,403,120
TopBuild Corp.* ....... 10,522 3,696,379
Toro Co. ............ 36,748 3,433,733
Trex Co., Inc.* ........ 40,432 1,472,533
TTM Technologies, Inc.* 38,953 3,794,801
UFP Industries, Inc. ... 21,961 2,023,047
Universal Display Corp. 16,668 1,527,789
Valmont Industries, Inc. 7,426 2,967,207
Vicor Corp.* .......... 8,564 1,378,804
Vontier Corp. ......... 53,379 1,893,353
Watts Water
Technologies, Inc. Cl A 10,339 3,001,308
Woodward, Inc. ....... 22,474 8,043,894
XPO, Inc.* ........... 44,161 8,591,523
306,544,638
Technology (8.8%)
Allegro MicroSystems,
Inc.* .............. 46,799 1,475,573
Amkor Technology, Inc. . 42,885 1,931,112
Appfolio, Inc. Cl A* .... 9,174 1,447,841
Bentley Systems, Inc.
Cl B .............. 56,142 1,971,707
BILL Holdings, Inc.* ... 33,202 1,271,637
Blackbaud, Inc.* ...... 13,494 521,003
CACI International, Inc.
Cl A* ............. 8,326 4,528,262
Cirrus Logic, Inc.* ..... 19,228 2,780,753
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Commvault Systems,
Inc.* .............. 16,577 $ 1,291,183
Concentrix Corp. ...... 16,486 451,057
Crane NXT Co. ....... 18,616 755,623
Docusign, Inc.* ....... 75,498 3,579,360
Doximity, Inc. Cl A* .... 50,444 1,175,345
Dropbox, Inc. Cl A* .... 65,753 1,493,908
Duolingo, Inc.* ........ 15,084 1,486,830
Dynatrace, Inc.* ...... 112,433 4,157,772
Everpure, Inc. Cl A* ... 118,243 6,981,067
ExlService Holdings, Inc.* 59,241 1,803,889
Genpact Ltd. ......... 59,719 2,224,533
Guidewire Software, Inc.* 32,050 4,793,398
IPG Photonics Corp.* .. 9,528 1,091,814
KBR, Inc. ............ 47,872 1,764,562
Kyndryl Holdings, Inc.* . 86,162 1,130,445
Lattice Semiconductor
Corp.* ............ 51,565 4,783,169
MACOM Technology
Solutions Holdings,
Inc.* .............. 24,319 5,400,520
Manhattan Associates,
Inc.* .............. 22,561 3,003,320
Maximus, Inc. ........ 20,563 1,318,088
MKS, Inc. ........... 25,321 5,819,019
Nutanix, Inc. Cl A* ..... 101,933 3,874,473
Okta, Inc.* ........... 63,881 5,028,074
Onto Innovation, Inc.* .. 18,718 3,838,500
Parsons Corp.* ....... 19,948 1,080,583
Pegasystems, Inc. .... 34,412 1,464,575
Qualys, Inc.* ......... 13,517 1,187,468
Rambus, Inc.* ........ 40,581 3,491,183
Science Applications
International Corp. .. 17,012 1,614,779
Silicon Laboratories, Inc.* 12,424 2,586,056
SiTime Corp.* ........ 8,328 2,876,075
Synaptics, Inc.* ....... 14,600 1,022,584
Twilio, Inc. Cl A* ...... 57,154 7,191,116
UiPath, Inc. Cl A* ..... 161,425 1,791,818
107,480,074
Utilities (3.4%)
Black Hills Corp. ...... 28,452 1,974,853
Essential Utilities, Inc. .. 106,674 4,295,762
IDACORP, Inc. ....... 20,374 2,912,871
National Fuel Gas Co. . 35,821 3,365,741
New Jersey Resources
Corp. ............. 38,016 2,087,839
Northwestern Energy
Group, Inc. ........ 23,163 1,527,368
OGE Energy Corp. .... 77,457 3,714,838
ONE Gas, Inc. ........ 22,618 1,948,088
Ormat Technologies, Inc. 22,913 2,564,423

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Portland General Electric
Co. .............. 42,405 $ 2,237,712
Southwest Gas Holdings,
Inc. .............. 24,218 2,104,544
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Spire, Inc. ........... 22,278 $ 2,017,050
Talen Energy Corp.* ... 17,223 5,498,098
TXNM Energy, Inc. .... 36,954 2,160,331
UGI Corp. ........... 80,912 2,946,815
41,356,333
Total Common Stocks
(Cost: $991,474,402) ..
1,203,506,823
$991,474,402)98.5% $ 1,203,506,823
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (1.4%):
U.S. Government (1.3%)
U.S. Treasury Bill(1) ................... A-1+ 3.60 05/26/26 $ 7,500,000 $ 7,459,102
U.S. Treasury Bill ...................... A-1+ 3.65 07/28/26 8,000,000 7,905,456
15,364,558
Commercial Paper (0.1%)
Cargill, Inc. ........................... A-1 3.63 04/01/26 1,500,000 1,500,000
Total Short-Term Debt Securities
(Cost: $16,864,525) .............................................................
16,864,558
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(2)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 116,119 $ 116,119
Total Temporary Cash Investment
(Cost: $116,119) ...............................................................
116,119
Total Investments
(Cost: $1,008,455,046) 99.9% ....................................................
1,220,487,500
Other Net Assets 0.1% ............................................................
1,165,492
Net Assets 100.0% ...............................................................
$ 1,221,652,992
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Contract
Type
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
E-mini S&P 400 Stock
Index
55
P
June 2026
$18,680,750
$158,372
1.5%
(a)   Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of March 31, 2026, was as follows:
(2) Percentage is less than 0.05%.

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (58.9%):
Basic Materials (1.7%)
Freeport-McMoRan, Inc. 22,568 $ 1,326,547
Newmont Corp. ....... 19,859 2,149,737
3,476,284
Communications (7.5%)
Alphabet, Inc. Cl A .... 17,465 5,022,235
Amazon.com, Inc.* .... 5,340 1,112,162
Arista Networks, Inc.* .. 9,737 1,195,509
AT&T, Inc. ........... 50,677 1,469,126
Booking Holdings, Inc. . 354 1,490,453
Comcast Corp. Cl A ... 36,000 1,033,560
Corning, Inc. ......... 5,879 799,367
Fox Corp. Cl A ........ 15,032 877,869
Gen Digital, Inc. ...... 36,996 696,635
Palo Alto Networks, Inc.* 5,044 808,654
T-Mobile US, Inc. ..... 4,888 1,026,627
15,532,197
Consumer, Cyclical (3.9%)
Home Depot, Inc. ..... 3,183 1,046,857
Ralph Lauren Corp. ... 5,542 1,906,393
Tapestry, Inc. ......... 18,483 2,608,136
TJX Cos., Inc. ........ 6,689 1,068,233
Walmart, Inc. ......... 10,942 1,359,872
7,989,491
Consumer, Non-cyclical (9.3%)
AbbVie, Inc. .......... 7,975 1,734,483
Becton Dickinson & Co. 2,507 394,176
Bristol-Myers Squibb Co. 29,624 1,796,696
Cigna Group ......... 2,806 748,500
Colgate-Palmolive Co. . 12,180 1,038,101
Corpay, Inc.* ......... 3,433 998,969
CVS Health Corp. ..... 7,956 571,400
Danaher Corp. ....... 2,445 463,572
Eli Lilly & Co. ......... 1,888 1,736,526
Gilead Sciences, Inc. .. 12,030 1,676,621
HCA Healthcare, Inc. .. 2,947 1,394,638
Johnson & Johnson ... 10,490 2,564,175
McKesson Corp. ...... 1,299 1,124,103
Monster Beverage Corp.* 6,865 497,438
Philip Morris International,
Inc. .............. 10,150 1,678,201
Quanta Services, Inc. .. 1,398 767,530
19,185,129
Energy (2.8%)
Baker Hughes Co. .... 14,670 895,604
ConocoPhillips ....... 7,799 1,029,468
Coterra Energy, Inc. ... 13,703 481,523
Expand Energy Corp. .. 4,706 516,625
Valero Energy Corp. ... 5,118 1,264,555
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Williams Cos., Inc. .... 21,468 $ 1,562,441
5,750,216
Financial (8.0%)
Charles Schwab Corp. . 10,686 1,004,270
Citigroup, Inc. ........ 19,677 2,231,569
Crown Castle, Inc. .... 5,071 412,323
Digital Realty Trust, Inc. 7,467 1,345,628
Goldman Sachs Group,
Inc. .............. 1,973 1,669,138
JPMorgan Chase & Co. 10,149 2,985,430
M&T Bank Corp. ...... 4,076 842,591
Mastercard, Inc. Cl A ... 2,636 1,317,104
Morgan Stanley ....... 9,449 1,555,022
Visa, Inc. Cl A ........ 6,531 1,973,929
Wells Fargo & Co. ..... 13,543 1,078,158
16,415,162
Industrial (7.0%)
AMETEK, Inc. ........ 1,695 363,340
Amphenol Corp. Cl A .. 11,021 1,392,503
Boeing Co.* .......... 2,783 553,900
Caterpillar, Inc. ....... 3,007 2,130,339
Eaton Corp. PLC ...... 2,450 876,292
EMCOR Group, Inc. ... 840 620,180
FedEx Corp. ......... 4,725 1,682,951
GE Vernova, Inc. ...... 1,965 1,715,249
General Electric Co. ... 4,743 1,345,921
RTX Corp. ........... 7,138 1,376,920
Snap-on, Inc. ......... 2,128 772,932
Trane Technologies PLC 2,205 918,912
Union Pacific Corp. .... 3,261 791,184
14,540,623
Technology (17.2%)
Adobe, Inc.* ......... 3,214 781,259
Apple, Inc. ........... 33,007 8,376,846
Broadcom, Inc. ....... 16,318 5,050,584
Intuit, Inc. ........... 1,570 678,837
Lam Research Corp. ... 14,223 3,038,886
Microsoft Corp. ....... 17,473 6,467,980
NetApp, Inc. ......... 6,915 708,027
NVIDIA Corp. ........ 50,629 8,829,698
Roper Technologies, Inc. 863 305,381
Salesforce, Inc. ....... 6,101 1,138,874
35,376,372
Utilities (1.5%)
NextEra Energy, Inc. ... 11,158 1,036,355
NRG Energy, Inc. ..... 6,617 967,008

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreakColumnBreak
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Vistra Corp. .......... 7,741 $ 1,163,705
3,167,068
Total Common Stocks
(Cost: $62,028,060) ...
121,432,542
$62,028,060)58.9% $ 121,432,542
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (36.1%):
U.S. Government (9.6%)
U.S. Treasury Bond .................... AA+ 1.38 11/15/40 $ 750,000 $ 482,930
U.S. Treasury Bond .................... AA+ 1.75 08/15/41 1,900,000 1,270,328
U.S. Treasury Bond .................... AA+ 1.88 02/15/41 1,400,000 969,938
U.S. Treasury Bond .................... AA+ 3.00 11/15/45 600,000 453,562
U.S. Treasury Bond .................... AA+ 3.63 02/15/53 465,000 373,163
U.S. Treasury Bond .................... AA+ 4.00 11/15/52 620,000 532,716
U.S. Treasury Bond .................... AA+ 4.13 08/15/53 2,095,000 1,837,708
U.S. Treasury Bond .................... AA+ 4.25 02/15/54 615,000 550,905
U.S. Treasury Bond .................... AA+ 4.63 05/15/44 50,000 48,492
U.S. Treasury Bond .................... AA+ 4.88 08/15/45 1,200,000 1,196,250
U.S. Treasury Note .................... AA+ 3.50 12/15/28 110,000 109,098
U.S. Treasury Note .................... AA+ 3.50 11/30/30 1,000,000 981,641
U.S. Treasury Note .................... AA+ 3.63 10/31/30 890,000 878,527
U.S. Treasury Note .................... AA+ 3.63 12/31/30 180,000 177,567
U.S. Treasury Note .................... AA+ 3.75 01/31/31 175,000 173,523
U.S. Treasury Note .................... AA+ 3.75 02/28/33 180,000 175,922
U.S. Treasury Note .................... AA+ 3.88 06/30/30 1,395,000 1,392,929
U.S. Treasury Note .................... AA+ 3.88 08/31/32 3,370,000 3,327,875
U.S. Treasury Note .................... AA+ 3.88 08/15/34 300,000 292,359
U.S. Treasury Note .................... AA+ 4.00 02/15/34 550,000 542,609
U.S. Treasury Note .................... AA+ 4.00 11/15/35 185,000 180,462
U.S. Treasury Note .................... AA+ 4.13 05/31/32 70,000 70,191
U.S. Treasury Note .................... AA+ 4.13 11/15/32 400,000 400,188
U.S. Treasury Note .................... AA+ 4.25 11/15/34 330,000 329,897
U.S. Treasury Note .................... AA+ 4.25 05/15/35 370,000 369,017
U.S. Treasury Strip(1) .................. AA+ 0.00 05/15/26 1,820,000 1,811,826
U.S. Treasury Strip(1) .................. AA+ 0.00 02/15/42 1,625,000 736,398
19,666,021
U.S. Government Agencies (11.9%)
Mortgage-Backed Obligations (11.9%)
FHLMC .............................. AA+ 1.50 10/01/36 300,122 270,926
FHLMC .............................. AA+ 2.50 09/01/27 10,609 10,481
FHLMC .............................. AA+ 2.50 06/01/35 106,809 101,623
FHLMC .............................. AA+ 2.50 04/01/50 139,398 118,876
FHLMC .............................. AA+ 2.50 06/01/50 142,074 121,168
FHLMC .............................. AA+ 2.50 11/01/50 580,750 499,288
FHLMC .............................. AA+ 2.50 10/01/51 221,828 188,023
FHLMC .............................. AA+ 3.00 06/01/27 7,911 7,844
FHLMC .............................. AA+ 3.00 08/01/27 210 210
FHLMC .............................. AA+ 3.00 11/01/42 90,511 83,494

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC .............................. AA+ 3.00 04/01/43 $ 67,033 $ 61,591
FHLMC .............................. AA+ 3.00 11/01/49 325,359 289,999
FHLMC .............................. AA+ 3.00 10/01/51 316,426 278,348
FHLMC .............................. AA+ 3.00 06/01/52 541,878 481,216
FHLMC .............................. AA+ 3.50 02/01/32 56,422 55,465
FHLMC .............................. AA+ 3.50 01/01/43 83,864 79,623
FHLMC .............................. AA+ 3.50 06/01/45 108,398 102,037
FHLMC .............................. AA+ 3.50 07/01/45 133,921 126,228
FHLMC .............................. AA+ 4.00 11/01/33 33,088 32,861
FHLMC .............................. AA+ 4.00 01/01/38 54,347 53,674
FHLMC .............................. AA+ 4.00 07/01/41 37,641 36,818
FHLMC .............................. AA+ 4.00 01/01/43 86,118 83,887
FHLMC .............................. AA+ 4.00 10/01/44 29,684 28,640
FHLMC .............................. AA+ 4.00 06/01/45 111,236 107,616
FHLMC .............................. AA+ 4.00 04/01/52 353,565 336,175
FHLMC .............................. AA+ 4.00 08/01/52 223,673 213,268
FHLMC .............................. AA+ 4.23 05/01/30 475,000 473,045
FHLMC .............................. AA+ 4.50 05/01/48 41,778 41,033
FHLMC .............................. AA+ 5.00 08/01/35 31,530 32,111
FHLMC .............................. AA+ 5.00 07/01/39 6,114 6,227
FHLMC .............................. AA+ 5.00 01/01/52 158,411 158,966
FHLMC .............................. AA+ 5.00 06/01/52 659,645 654,126
FHLMC .............................. AA+ 5.00 12/01/52 440,637 439,220
FHLMC .............................. AA+ 5.00 06/01/54 135,217 133,980
FHLMC .............................. AA+ 5.00 12/01/55 926,617 915,127
FHLMC .............................. AA+ 5.50 07/01/32 6,777 6,918
FHLMC .............................. AA+ 5.50 05/01/33 5,282 5,430
FHLMC .............................. AA+ 5.50 06/01/37 31,916 33,073
FHLMC .............................. AA+ 5.50 06/01/53 85,030 85,757
FHLMC .............................. AA+ 5.50 07/01/53 598,493 604,754
FHLMC .............................. AA+ 6.00 09/01/53 153,469 156,754
FHLMC .............................. AA+ 6.00 02/01/54 216,198 222,108
FHLMC ARM SOFR30A + 2.28%(2) ...... AA+ 1.93 10/01/51 529,776 482,066
FHLMC Strip ......................... AA+ 3.00 06/01/42 129,577 120,087
FHLMC Strip ......................... AA+ 3.00 01/01/43 39,813 36,803
FNMA ............................... AA+ 2.00 11/01/35 298,471 276,330
FNMA ............................... AA+ 2.00 07/01/36 536,806 497,150
FNMA ............................... AA+ 2.00 09/01/50 574,857 468,258
FNMA ............................... AA+ 2.00 10/01/50 163,968 135,048
FNMA ............................... AA+ 2.00 02/01/51 387,226 311,814
FNMA ............................... AA+ 2.00 03/01/51 220,465 177,549
FNMA ............................... AA+ 2.34 05/01/36 540,974 449,685
FNMA ............................... AA+ 2.50 02/01/33 80,245 76,660
FNMA ............................... AA+ 2.50 06/01/35 264,509 251,668
FNMA ............................... AA+ 2.50 04/01/42 927,527 832,799
FNMA ............................... AA+ 2.50 03/01/51 719,862 619,244
FNMA ............................... AA+ 2.50 04/01/51 137,146 116,587
FNMA ............................... AA+ 2.50 05/01/51 605,565 520,650

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 2.50 05/01/52 $ 766,455 $ 652,721
FNMA ............................... AA+ 3.00 06/01/33 81,412 78,650
FNMA ............................... AA+ 3.00 09/01/33 47,151 45,511
FNMA ............................... AA+ 3.00 01/01/43 170,989 157,518
FNMA ............................... AA+ 3.00 02/01/43 44,936 41,395
FNMA ............................... AA+ 3.00 03/01/43 87,224 80,058
FNMA ............................... AA+ 3.00 09/01/43 93,289 85,606
FNMA ............................... AA+ 3.00 12/01/47 26,381 23,755
FNMA ............................... AA+ 3.00 03/01/48 32,342 28,964
FNMA ............................... AA+ 3.00 01/01/52 448,976 397,449
FNMA ............................... AA+ 3.00 04/01/52 466,633 410,480
FNMA ............................... AA+ 3.10 06/01/29 175,000 169,116
FNMA ............................... AA+ 3.50 08/01/38 59,379 56,230
FNMA ............................... AA+ 3.50 10/01/41 35,118 33,147
FNMA ............................... AA+ 3.50 11/01/41 62,924 59,807
FNMA ............................... AA+ 3.50 12/01/41 44,031 41,559
FNMA ............................... AA+ 3.50 04/01/42 66,799 62,930
FNMA ............................... AA+ 3.50 08/01/42 75,867 71,943
FNMA ............................... AA+ 3.50 08/01/43 285,862 270,716
FNMA ............................... AA+ 3.50 10/01/44 22,882 21,616
FNMA ............................... AA+ 3.50 04/01/45 127,716 120,093
FNMA ............................... AA+ 3.50 05/01/45 3,499 3,288
FNMA ............................... AA+ 3.50 09/01/47 43,813 41,035
FNMA ............................... AA+ 3.50 06/01/51 481,417 441,528
FNMA ............................... AA+ 3.50 05/01/52 528,407 488,152
FNMA ............................... AA+ 3.75 08/01/28 198,211 196,116
FNMA ............................... AA+ 4.00 07/01/40 49,429 48,261
FNMA ............................... AA+ 4.00 11/01/40 28,706 28,040
FNMA ............................... AA+ 4.00 11/01/45 50,726 49,089
FNMA ............................... AA+ 4.00 02/01/47 49,859 48,128
FNMA ............................... AA+ 4.00 04/01/49 185,547 177,086
FNMA ............................... AA+ 4.00 03/01/50 172,937 165,110
FNMA ............................... AA+ 4.00 07/01/52 122,289 116,777
FNMA ............................... AA+ 4.00 07/01/56 276,806 263,717
FNMA ............................... AA+ 4.50 06/01/34 8,682 8,728
FNMA ............................... AA+ 4.50 02/01/41 495,840 492,501
FNMA ............................... AA+ 4.50 10/01/41 8,352 8,313
FNMA ............................... AA+ 4.50 11/01/47 54,749 53,799
FNMA ............................... AA+ 4.50 05/01/50 274,762 268,654
FNMA ............................... AA+ 5.00 06/01/33 10,354 10,533
FNMA ............................... AA+ 5.00 10/01/33 11,710 11,912
FNMA ............................... AA+ 5.00 11/01/33 32,544 33,104
FNMA ............................... AA+ 5.00 03/01/34 4,300 4,374
FNMA ............................... AA+ 5.00 04/01/34 7,758 7,889
FNMA ............................... AA+ 5.00 09/01/35 3,875 3,940
FNMA ............................... AA+ 5.00 08/01/37 36,287 36,911
FNMA ............................... AA+ 5.00 05/01/39 15,164 15,422
FNMA ............................... AA+ 5.50 07/01/27 16,342 16,382

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 5.50 06/01/48 $ 3,863 $ 3,967
FNMA ............................... AA+ 5.50 03/01/53 286,334 289,992
FNMA ............................... AA+ 5.50 02/01/55 906,855 914,938
FNMA ............................... AA+ 5.50 09/01/55 365,268 368,366
FNMA ............................... AA+ 6.00 05/01/32 2,271 2,341
FNMA ............................... AA+ 6.00 04/01/33 13,264 13,729
FNMA ............................... AA+ 6.00 05/01/33 5,574 5,769
FNMA ............................... AA+ 6.00 06/01/34 2,994 3,113
FNMA ............................... AA+ 6.00 09/01/34 688 715
FNMA ............................... AA+ 6.00 10/01/34 7,819 8,128
FNMA ............................... AA+ 6.00 01/01/37 3,685 3,863
FNMA ............................... AA+ 6.00 05/01/37 1,288 1,356
FNMA ............................... AA+ 6.00 11/01/52 514,304 533,834
FNMA ............................... AA+ 6.00 09/01/53 37,943 39,279
FNMA ............................... AA+ 6.00 09/01/54 198,487 202,710
FNMA ............................... AA+ 6.50 05/01/32 12,134 12,698
FNMA ............................... AA+ 6.50 07/01/34 2,400 2,531
FNMA ............................... AA+ 6.50 05/01/37 14,253 15,170
FNMA ............................... AA+ 7.00 04/01/32 156 166
FNMA ............................... AA+ 7.50 06/01/31 743 773
FNMA ............................... AA+ 7.50 02/01/32 1,086 1,144
FNMA ............................... AA+ 7.50 06/01/32 775 825
FNMA ............................... AA+ 8.00 04/01/32 840 871
FNMA ARM SOFR30A + 2.29%(2) ....... AA+ 4.38 02/01/53 225,846 223,838
FNMA ARM SOFR30A + 2.37%(2) ....... AA+ 1.81 09/01/51 656,231 597,314
FNMA Strip ........................... AA+ 3.00 08/01/42 38,238 35,545
FRESB Multifamily Mortgage(3) .......... AA+ 2.37 10/01/26 38,588 38,248
GNMA(4) ............................ AA+ 1.50 02/01/37 230,435 209,159
GNMA(4) ............................ AA+ 2.00 09/01/35 225,269 209,023
GNMA(4) ............................ AA+ 2.50 10/01/51 167,131 143,294
GNMA(4) ............................ AA+ 2.50 08/01/52 154,733 133,100
GNMA(4) ............................ AA+ 2.50 03/01/53 800,799 688,806
GNMA(4) ............................ AA+ 2.50 06/01/53 359,822 309,500
GNMA(4) ............................ AA+ 3.00 10/01/51 209,210 185,140
GNMA(4) ............................ AA+ 4.00 01/01/42 94,511 91,685
GNMA(4) ............................ AA+ 4.00 08/01/42 30,572 29,532
GNMA(4) ............................ AA+ 4.50 04/01/31 13,539 13,580
GNMA(4) ............................ AA+ 4.50 10/01/40 34,680 34,531
GNMA(4) ............................ AA+ 4.50 10/01/43 61,834 61,301
GNMA(4) ............................ AA+ 5.00 06/01/39 31,307 31,894
GNMA(4) ............................ AA+ 6.50 04/01/31 924 948
GNMA(4) ............................ AA+ 6.50 10/01/31 403 418
GNMA(4) ............................ AA+ 6.50 12/01/31 65 65
GNMA(4) ............................ AA+ 6.50 05/01/32 1,382 1,406
GNMA(4) ............................ AA+ 7.00 05/01/31 394 411

24,523,475

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (14.6%)
Basic Materials (0.2%)
International Flavors & Fragrances, Inc.† .. BBB- 1.83 10/15/27 $ 290,000 $ 278,188
278,188
Communications (0.8%)
AT&T, Inc. ............................ BBB 2.75 06/01/31 400,000 365,600
Expedia Group, Inc. .................... BBB 5.40 02/15/35 170,000 168,631
Motorola Solutions, Inc. ................ BBB 5.55 08/15/35 160,000 163,574
T-Mobile USA, Inc. ..................... BBB 5.00 02/15/36 435,000 427,634
Uber Technologies, Inc.† ............... BBB 4.50 08/15/29 180,000 178,368
VeriSign, Inc. ......................... BBB 2.70 06/15/31 325,000 290,802
Verizon Communications, Inc. ........... BBB+ 4.75 01/15/33 110,000 108,592
1,703,201
Consumer, Cyclical (0.8%)
AutoZone, Inc. ........................ BBB 3.75 04/18/29 65,000 63,631
AutoZone, Inc. ........................ BBB 6.25 11/01/28 175,000 182,682
Darden Restaurants, Inc. ............... BBB 3.85 05/01/27 110,000 109,244
Ford Motor Credit Co. LLC .............. BBB- 6.80 11/07/28 200,000 207,214
General Motors Financial Co., Inc. ....... BBB 3.10 01/12/32 175,000 157,030
Lennar Corp. ......................... BBB 5.00 06/15/27 110,000 110,245
Lowe's Cos., Inc. ...................... BBB+ 2.63 04/01/31 185,000 168,113
Lowe's Cos., Inc. ...................... BBB+ 4.50 10/15/32 220,000 216,290
Royal Caribbean Cruises, Ltd.† .......... BBB 6.00 02/01/33 225,000 227,595
Toll Brothers Finance Corp. ............. BBB 5.60 06/15/35 125,000 127,487
1,569,531
Consumer, Non-cyclical (1.5%)
AbbVie, Inc. .......................... A- 4.75 03/15/36 340,000 332,968
AbbVie, Inc. .......................... A- 5.05 03/15/34 225,000 228,389
Amgen, Inc. .......................... BBB+ 5.25 03/02/33 365,000 374,494
Block Financial LLC .................... BBB 2.50 07/15/28 150,000 141,637
Block Financial LLC .................... BBB 5.38 09/15/32 225,000 217,987
Bunge Ltd. Finance Corp. ............... A- 2.75 05/14/31 235,000 214,017
Bunge Ltd. Finance Corp. ............... A- 4.20 09/17/29 150,000 148,523
CVS Health Corp. ..................... BBB 3.75 04/01/30 389,000 376,057
Elevance Health, Inc. .................. A- 2.88 09/15/29 255,000 241,590
Equifax, Inc. .......................... BBB 4.80 09/15/29 280,000 281,696
Global Payments, Inc. .................. BBB- 5.20 11/15/32 230,000 223,204
J M Smucker Co. ...................... BBB 6.20 11/15/33 245,000 259,450
3,040,012
Energy (1.4%)
Antero Resources Corp.† ............... BBB- 5.38 03/01/30 80,000 80,381
Cheniere Energy Partners LP ............ BBB+ 4.50 10/01/29 295,000 293,223
Diamondback Energy, Inc. .............. BBB 5.15 01/30/30 360,000 367,690
Energy Transfer LP .................... BBB 5.25 07/01/29 105,000 107,309
Energy Transfer LP .................... BBB 5.55 02/15/28 241,000 245,554
EQT Corp. ........................... BBB- 3.90 10/01/27 79,000 78,259
Expand Energy Corp. .................. BBB- 5.38 03/15/30 85,000 85,744
HF Sinclair Corp. ...................... BBB- 5.75 01/15/31 360,000 368,078
Kinder Morgan, Inc. .................... BBB+ 5.10 08/01/29 350,000 356,862

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
ONEOK, Inc. ......................... BBB 4.40 10/15/29 $ 70,000 $ 69,600
ONEOK, Inc.† ........................ BBB 5.63 01/15/28 180,000 182,281
Plains All American Pipeline LP / PAA
Finance Corp. ...................... BBB 4.70 01/15/31 115,000 114,789
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 5.50 03/01/30 285,000 287,833
Western Midstream Operating LP ........ BBB- 4.75 08/15/28 295,000 296,059
2,933,662
Financial (7.3%)
Alexandria Real Estate Equities, Inc. ...... BBB+ 4.75 04/15/35 360,000 340,575
Alleghany Corp. ....................... AA 3.63 05/15/30 160,000 155,327
American Express Co.(3)(5) ............. A- 4.92 07/20/33 560,000 561,382
American Tower Corp. .................. BBB+ 2.90 01/15/30 140,000 131,512
American Tower Corp. .................. BBB+ 5.80 11/15/28 180,000 185,538
Aon North America, Inc. ................ A- 5.45 03/01/34 350,000 357,653
Arthur J. Gallagher & Co. ............... BBB+ 5.00 02/15/32 305,000 305,706
Bank of America Corp.(3)(5) ............. A- 2.97 02/04/33 985,000 891,548
Bank of New York Mellon Corp.(3)(5) ..... A 4.97 04/26/34 115,000 115,110
Bank of New York Mellon Corp.(3)(5) ..... A 5.06 07/22/32 345,000 351,573
BankUnited, Inc. ...................... BBB- 5.13 06/11/30 200,000 199,714
Boston Properties LP .................. BBB 2.55 04/01/32 300,000 257,809
Boston Properties LP .................. BBB 5.75 01/15/35 85,000 84,541
Brown & Brown, Inc. ................... BBB- 5.25 06/23/32 100,000 99,917
Capital One Financial Corp.(3)(5) ........ BBB 4.93 05/10/28 165,000 165,505
Capital One Financial Corp. ............. BBB 6.70 11/29/32 200,000 217,362
Citigroup, Inc.(3)(5) .................... BBB+ 3.79 03/17/33 195,000 182,859
Citigroup, Inc.(3)(5) .................... BBB+ 3.98 03/20/30 220,000 216,497
Citigroup, Inc.(3)(5) .................... BBB 5.83 02/13/35 300,000 303,802
Citizens Financial Group, Inc.(3)(5) ....... BBB+ 5.84 01/23/30 340,000 350,208
Digital Realty Trust LP .................. BBB+ 5.55 01/15/28 215,000 218,850
Equinix, Inc. .......................... BBB+ 3.20 11/18/29 145,000 138,105
Fairfax Financial Holdings Ltd. ........... A- 6.00 12/07/33 160,000 167,196
Fifth Third Bancorp(3)(5) ................ BBB+ 4.90 09/06/30 125,000 125,426
Fifth Third Bancorp(3)(5) ................ BBB+ 6.34 07/27/29 155,000 160,720
First Horizon Bank ..................... BBB 5.75 05/01/30 250,000 254,000
Goldman Sachs Group, Inc. ............. BBB+ 2.60 02/07/30 450,000 418,585
Goldman Sachs Group, Inc.(3)(5) ........ BBB+ 5.33 07/23/35 235,000 235,777
Host Hotels & Resorts LP ............... BBB- 5.70 07/01/34 275,000 278,022
JPMorgan Chase & Co.(3)(5) ............ A 5.00 07/22/30 200,000 202,864
JPMorgan Chase & Co.(3)(5) ............ A 5.35 06/01/34 200,000 203,878
JPMorgan Chase & Co.(3)(5) ............ A 5.50 01/24/36 300,000 307,006
Kemper Corp. ......................... BBB- 3.80 02/23/32 145,000 131,289
KeyCorp ............................. BBB 2.55 10/01/29 400,000 373,751
Kimco Realty OP LLC .................. A- 4.85 03/01/35 135,000 132,411
Kimco Realty OP LLC .................. A- 6.40 03/01/34 200,000 216,462
Liberty Mutual Group, Inc.† ............. BBB 4.57 02/01/29 365,000 363,271
M&T Bank Corp.(3)(5) .................. BBB+ 5.18 07/08/31 250,000 252,474
Mercury General Corp. ................. BBB- 4.40 03/15/27 125,000 124,135

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Morgan Stanley(3)(5) .................. A- 2.70 01/22/31 $ 450,000 $ 417,974
Morgan Stanley(3)(5) .................. A- 5.17 01/16/30 40,000 40,566
Morgan Stanley(3)(5) .................. A- 5.45 07/20/29 210,000 213,852
NNN REIT, Inc. ....................... BBB+ 2.50 04/15/30 145,000 133,446
NNN REIT, Inc. ....................... BBB+ 4.60 02/15/31 165,000 163,950
PNC Bank N.A. ....................... A- 2.70 10/22/29 250,000 234,899
PNC Financial Services Group, Inc.(3)(5) .. A- 5.58 06/12/29 180,000 184,478
PNC Financial Services Group, Inc.(3)(5) .. A- 6.88 10/20/34 120,000 132,421
Prologis LP ........................... A 5.25 05/15/35 235,000 238,797
Realty Income Corp. ................... A- 4.85 03/15/30 65,000 65,774
Realty Income Corp. ................... A- 5.13 02/15/34 325,000 327,244
Synchrony Financial(3)(5) ............... BBB- 5.02 07/29/29 150,000 149,807
Tanger Properties LP ................... BBB 2.75 09/01/31 300,000 268,093
Tanger Properties LP ................... BBB 3.88 07/15/27 110,000 109,095
Truist Financial Corp.(3)(5) .............. A- 4.87 01/26/29 300,000 301,980
Truist Financial Corp.(3)(5) .............. A- 4.96 10/23/36 150,000 145,296
US Bancorp(3)(5) ..................... A 4.48 01/26/32 250,000 247,372
US Bancorp(3)(5) ..................... A 4.65 02/01/29 215,000 215,872
US Bancorp(3)(5) ..................... A 5.78 06/12/29 60,000 61,691
Voya Financial, Inc. .................... BBB+ 5.00 09/20/34 250,000 243,450
Wells Fargo & Co.(3)(5) ................ BBB+ 3.35 03/02/33 315,000 289,000
Wells Fargo & Co.(3)(5) ................ BBB+ 5.20 01/23/30 220,000 223,624
Wells Fargo & Co.(3)(5) ................ BBB+ 5.56 07/25/34 200,000 204,807
Welltower OP LLC ..................... A- 2.75 01/15/31 405,000 372,521
Zions Bancorp N.A. .................... BBB 3.25 10/29/29 250,000 231,686
14,996,055
Industrial (1.2%)
Arrow Electronics, Inc. ................. BBB- 5.15 08/21/29 250,000 252,472
Boeing Co. ........................... BBB- 3.20 03/01/29 375,000 361,495
CH Robinson Worldwide, Inc. ............ BBB+ 4.20 04/15/28 180,000 178,684
Flex, Ltd. ............................. BBB- 5.38 11/13/35 125,000 123,047
Howmet Aerospace, Inc. ................ BBB+ 4.55 11/15/32 230,000 227,178
Jabil, Inc. ............................ BBB- 3.00 01/15/31 140,000 129,036
Jabil, Inc. ............................ BBB- 3.95 01/12/28 75,000 74,303
L3Harris Technologies, Inc. ............. BBB 4.85 04/27/35 200,000 196,134
Lennox International, Inc. ............... BBB 1.70 08/01/27 155,000 149,780
Otis Worldwide Corp. .................. BBB 5.13 11/19/31 245,000 250,421
Rockwell Collins, Inc. .................. BBB+ 3.50 03/15/27 155,000 153,412
Teledyne Technologies, Inc. ............. BBB 2.75 04/01/31 90,000 82,297
Vulcan Materials Co. ................... BBB+ 4.95 12/01/29 350,000 355,284
2,533,543
Technology (0.4%)
Intel Corp. ............................ BBB 5.20 02/10/33 225,000 226,735
Microchip Technology, Inc. .............. BBB 4.90 03/15/28 150,000 150,916
Paychex, Inc. ......................... BBB+ 5.10 04/15/30 295,000 297,765
Synopsys, Inc. ........................ BBB 5.00 04/01/32 215,000 216,842

892,258

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Utilities (1.0%)
American Electric Power Co., Inc. ........ BBB 5.20 01/15/29 $ 345,000 $ 352,206
Black Hills Corp. ...................... BBB+ 3.05 10/15/29 140,000 132,903
Dominion Energy, Inc. .................. A 2.30 12/01/31 355,000 314,003
DTE Energy Co. ....................... BBB 5.10 03/01/29 325,000 330,529
Duke Energy Carolinas LLC ............. A 4.85 01/15/34 330,000 329,855
NiSource, Inc. ........................ BBB+ 5.20 07/01/29 350,000 357,144
Southern Co. ......................... BBB+ 5.70 03/15/34 280,000 290,416
2,107,056
Total Corporate Debt ..............................................................
30,053,506
Total Long-Term Debt Securities
(Cost: $76,908,343) .............................................................
74,243,002
SHORT-TERM DEBT SECURITIES (4.1%):
U.S. Government (3.6%)
U.S. Treasury Bill ...................... A-1+ 3.62 04/21/26 750,000 748,494
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 6,800,000 6,781,499
7,529,993
Commercial Paper (0.5%)
Cargill, Inc. ........................... A-1 3.63 04/01/26 1,000,000 1,000,000
Total Short-Term Debt Securities
(Cost: $8,529,993) ..............................................................
8,529,993
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.8%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 1,745,869 $ 1,745,869
Total Temporary Cash Investment
(Cost: $1,745,869) ..............................................................
1,745,869
Total Investments
(Cost: $149,212,265) 99.9% ......................................................
205,951,406
Other Net Assets 0.1% ............................................................
285,403
Net Assets 100.0% ...............................................................
$ 206,236,809

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Abbreviations:
ARM  = Adjustable Rate Mortgage
FHLMC  = Federal Home Loan Mortgage Corporation
FNMA  = Federal National Mortgage Association
FRESB  = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA  = Government National Mortgage Association
SOFR  = Secured overnight financing rate
SOFR30A  = 30-day Average SOFR (Secured overnight financing rate)
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate values of these securities amount to $1,310,084 and represent 0.6% of net assets.
(1) Zero Coupon.
(2) Floating Rate Note.
(3) Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
(4) U.S. Government guaranteed security
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
itzer
Share Value
COMMON STOCKS (98.2%):
Australia (4.5%):
Basic Materials (1.3%)
BHP Group Ltd. ....... 600,344 $ 21,721,960
Fortescue Ltd. ........ 525,815 7,513,687
29,235,647
Consumer, Cyclical (0.8%)
Aristocrat Leisure Ltd. .. 200,187 6,362,997
Wesfarmers Ltd. ...... 202,934 10,360,993
16,723,990
Consumer, Non-cyclical (0.4%)
Brambles Ltd. ........ 544,496 8,545,471
Financial (1.8%)
ANZ Group Holdings Ltd. 702,347 17,660,690
QBE Insurance Group
Ltd. .............. 525,679 7,757,319
Westpac Banking Corp. 519,345 14,352,239
39,770,248
Technology (0.2%)
Pro Medicus Ltd. ...... 59,564 4,909,082
Total Australia ..........
99,184,438
Austria (0.3%):
Energy (0.3%)
OMV AG ............ 107,355 7,854,098
Denmark (1.7%):
Consumer, Cyclical (0.2%)
Pandora A/S ......... 64,016 4,575,474
Consumer, Non-cyclical (0.8%)
Genmab A/S* ........ 30,762 8,284,868
Novo Nordisk A/S Cl B . 292,950 10,720,358
19,005,226
Financial (0.7%)
Danske Bank A/S ..... 296,510 14,612,781
Total Denmark .........
38,193,481
Finland (1.1%):
Financial (0.6%)
Nordea Bank Abp ..... 850,292 14,585,003
Industrial (0.5%)
Wartsila OYJ Abp ..... 285,850 10,647,339
Total Finland ...........
25,232,342
France (8.4%):
Basic Materials (0.6%)
Air Liquide S.A. ....... 60,684 12,543,292
Share Value
COMMON STOCKS (Continued):
France (Continued)
Communications (0.6%)
Orange S.A. ......... 616,391 $ 12,637,901
Consumer, Cyclical (0.6%)
Hermes International
SCA .............. 7,630 14,453,903
Consumer, Non-cyclical (0.5%)
EssilorLuxottica S.A. ... 43,618 10,164,089
Energy (1.1%)
TotalEnergies SE ..... 275,760 25,307,635
Financial (1.8%)
AXA S.A. ............ 369,158 16,963,387
BNP Paribas S.A. ..... 156,178 14,878,082
Klepierre S.A. ........ 237,417 8,913,152
40,754,621
Industrial (2.2%)
Dassault Aviation S.A. . 22,360 8,322,452
Eiffage S.A. .......... 85,351 13,090,080
Legrand S.A. ......... 43,948 6,827,525
Safran S.A. .......... 60,925 19,936,446
48,176,503
Utilities (1.0%)
Engie S.A. ........... 677,382 21,830,299
Total France ...........
185,868,243
Germany (8.5%):
Communications (1.0%)
Deutsche Telekom AG . 482,054 17,991,830
Scout24 SE† ......... 60,276 4,650,798
22,642,628
Consumer, Cyclical (0.4%)
Mercedes-Benz Group
AG ............... 131,772 8,099,089
Financial (2.8%)
Allianz SE ........... 66,621 28,135,289
Deutsche Bank AG .... 615,796 18,326,143
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen ......... 25,172 15,897,157
62,358,589
Industrial (3.2%)
Heidelberg Materials AG 71,762 15,144,401
MTU Aero Engines AG . 23,381 8,529,831
Siemens AG ......... 119,892 29,209,778
Siemens Energy AG ... 113,657 19,600,101
72,484,111

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Share Value
COMMON STOCKS (Continued):
Germany (Continued)
Technology (1.1%)
SAP SE ............. 139,717 $ 23,819,323
Total Germany .........
189,403,740
Hong Kong (0.6%):
Consumer, Non-cyclical (0.6%)
WH Group Ltd.† ...... 10,569,071 13,892,377
Ireland (1.3%):
Consumer, Cyclical (0.4%)
Ryanair Holdings PLC . 326,622 9,195,014
Consumer, Non-cyclical (0.4%)
Experian PLC ........ 247,159 8,550,341
Financial (0.5%)
AerCap Holdings N.V. .. 76,857 10,543,243
Total Ireland ...........
28,288,598
Israel (0.4%):
Technology (0.4%)
Check Point Software
Technologies Ltd.* .. 64,098 9,156,399
Italy (4.5%):
Consumer, Cyclical (0.3%)
Ferrari N.V. .......... 22,628 7,677,770
Financial (2.8%)
Banco BPM SpA ...... 762,337 10,604,480
Generali ............ 271,646 10,928,728
Intesa Sanpaolo SpA .. 2,642,289 15,980,259
UniCredit SpA ........ 338,671 24,297,547
61,811,014
Industrial (0.6%)
Poste Italiane SpA† ... 532,408 12,532,220
Utilities (0.8%)
Enel SpA ............ 1,635,023 17,875,429
Total Italy .............
99,896,433
Japan (22.6%):
Basic Materials (0.5%)
Nitto Denko Corp. ..... 556,545 11,133,253
Communications (0.2%)
SoftBank Group Corp. . 195,800 4,767,681
Consumer, Cyclical (7.0%)
Asics Corp. .......... 369,700 9,939,427
Bridgestone Corp. ..... 533,600 11,119,300
Daiwa House Industry
Co. Ltd. ........... 458,166 14,374,025
Honda Motor Co. Ltd. .. 918,492 7,433,883
Marubeni Corp. ....... 450,900 16,494,798
Share Value
COMMON STOCKS (Continued):
Japan (Continued)
Consumer, Cyclical (Continued)
Mitsubishi Corp. ...... 620,472 $ 21,285,893
Mitsui & Co. Ltd. ...... 510,276 19,723,530
Sojitz Corp. .......... 107,200 4,244,788
Sumitomo Electric
Industries Ltd. ...... 384,313 21,836,700
Tokyo Gas Co. Ltd. .... 316,531 14,907,364
Toyota Motor Corp. .... 641,300 13,330,927
154,690,635
Consumer, Non-cyclical (2.2%)
Japan Tobacco, Inc. ... 411,493 15,786,463
Shionogi & Co. Ltd. .... 809,873 17,915,155
Takeda Pharmaceutical
Co. Ltd. ........... 416,700 15,346,184
49,047,802
Energy (0.6%)
Inpex Corp. .......... 458,446 13,560,602
Financial (3.2%)
Daiwa Securities Group,
Inc. .............. 1,862,001 17,643,186
Japan Post Insurance
Co. Ltd. ........... 1,432,419 14,446,803
Mitsubishi UFJ Financial
Group, Inc. ........ 1,497,500 25,358,568
Sompo Holdings, Inc. .. 333,400 12,978,676
70,427,233
Industrial (5.7%)
Daifuku Co. Ltd. ...... 300,900 10,624,502
Hitachi Ltd. .......... 978,247 28,697,356
Hoya Corp. .......... 98,988 17,160,603
Keyence Corp. ....... 28,870 10,275,046
Komatsu Ltd. ......... 290,900 11,583,806
Mitsubishi Electric Corp. 398,700 13,040,318
Mitsubishi Heavy
Industries Ltd. ...... 588,400 16,167,267
Nippon Yusen KK ..... 195,438 7,179,371
Yokogawa Electric Corp. 394,892 12,203,649
126,931,918
Technology (2.4%)
Advantest Corp. ...... 187,900 25,931,453
Canon, Inc. .......... 245,013 6,798,461
NEC Corp. ........... 283,700 7,059,334
Obic Co. Ltd. ......... 221,100 5,366,417
Tokyo Electron Ltd. .... 33,300 8,273,417
53,429,082
Utilities (0.8%)
Chubu Electric Power
Co., Inc. .......... 485,100 7,997,802

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Share Value
COMMON STOCKS (Continued):
Japan (Continued)
Utilities (Continued)
Osaka Gas Co. Ltd. ... 241,758 $ 9,792,293
17,790,095
Total Japan ............
501,778,301
Netherlands (5.2%):
Communications (0.8%)
Prosus NV ........... 356,601 16,509,046
Consumer, Non-cyclical (0.8%)
Koninklijke Ahold
Delhaize N.V. ...... 401,090 18,678,439
Financial (0.7%)
ING Groep N.V. ....... 606,758 15,749,424
Technology (2.9%)
ASML Holding N.V. .... 48,390 64,346,924
Total Netherlands .......
115,283,833
Norway (2.0%):
Consumer, Non-cyclical (0.4%)
Orkla ASA ........... 735,978 9,262,014
Energy (0.9%)
Equinor ASA ......... 459,630 19,582,254
Industrial (0.7%)
Kongsberg Gruppen ASA 355,696 15,162,144
Total Norway ...........
44,006,412
Singapore (0.9%):
Financial (0.9%)
DBS Group Holdings
Ltd. .............. 444,363 19,774,210
Spain (4.8%):
Financial (3.3%)
Banco Bilbao Vizcaya
Argentaria S.A. ..... 1,288,242 27,825,472
Banco Santander S.A. . 2,916,693 32,698,224
CaixaBank S.A. ....... 947,592 11,359,410
71,883,106
Industrial (0.4%)
Aena SME S.A.† ...... 311,968 9,202,211
Utilities (1.1%)
Iberdrola S.A. ........ 1,073,528 24,577,530
Total Spain ............
105,662,847
Sweden (3.2%):
Communications (0.9%)
Tele2 AB Cl B ........ 437,114 9,047,163
Share Value
COMMON STOCKS (Continued):
Sweden (Continued)
Communications (Continued)
Telefonaktiebolaget LM
Ericsson Cl B ...... 1,031,359 $ 11,757,736
20,804,899
Financial (1.1%)
Svenska Handelsbanken
AB Cl A ........... 820,108 10,812,078
Swedbank AB Cl A .... 420,229 14,322,885
25,134,963
Industrial (1.2%)
Assa Abloy AB Cl B .... 308,413 11,148,479
Atlas Copco AB Cl A ... 860,358 15,182,589
26,331,068
Total Sweden ..........
72,270,930
Switzerland (8.0%):
Consumer, Cyclical (0.7%)
Cie Financiere
Richemont S.A. ..... 88,802 15,679,426
Consumer, Non-cyclical (4.8%)
Coca-Cola HBC AG ... 129,771 7,309,897
Novartis AG .......... 347,684 53,367,560
Roche Holding AG .... 113,941 45,472,810
106,150,267
Industrial (2.5%)
ABB Ltd. ............ 285,413 23,206,351
Geberit AG .......... 9,514 6,422,239
Holcim AG ........... 186,095 15,382,977
Schindler Holding AG .. 32,652 10,755,336
55,766,903
Total Switzerland .......
177,596,596
Taiwan (0.6%):
Technology (0.6%)
Taiwan Semiconductor
Manufacturing Co.
Ltd. .............. 37,314 12,610,266
United Kingdom (14.0%):
Basic Materials (1.1%)
Rio Tinto PLC ........ 257,960 23,931,908
Communications (0.5%)
Vodafone Group PLC .. 7,201,837 10,862,906
Consumer, Cyclical (1.1%)
InterContinental Hotels
Group PLC ........ 78,250 10,319,208

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Share Value
COMMON STOCKS (Continued):
United Kingdom (Continued)
Consumer, Cyclical (Continued)
Next PLC ............ 78,518 $ 13,265,527
23,584,735
Consumer, Non-cyclical (5.7%)
AstraZeneca PLC ..... 124,535 24,351,573
British American Tobacco
PLC .............. 328,105 19,049,392
GSK PLC ........... 773,684 21,311,496
Imperial Brands PLC ... 431,031 17,477,366
J Sainsbury PLC ...... 2,544,065 11,415,230
Tesco PLC ........... 2,529,672 15,899,067
Unilever PLC ......... 326,630 17,931,788
127,435,912
Energy (1.5%)
Shell PLC ........... 743,342 34,427,916
Financial (3.0%)
Barclays PLC ........ 4,995,744 26,145,146
HSBC Holdings PLC ... 2,478,160 40,697,814
66,842,960
Share Value
COMMON STOCKS (Continued):
United Kingdom (Continued)
Industrial (1.1%)
Rolls-Royce Holdings
PLC .............. 1,644,224 $ 24,979,750
Total United Kingdom ....
312,066,087
United States (5.6%):
Financial (5.6%)
iShares Core MSCI
Emerging Markets
ETF .............. 419,998 29,294,860
iShares MSCI China
ETF .............. 179,566 10,088,018
iShares MSCI Emerging
Markets ex China ETF 299,574 23,564,491
iShares MSCI India ETF 406,437 19,037,509
iShares MSCI South
Korea ETF ........ 110,763 13,624,957
Vanguard FTSE
Emerging Markets
ETF .............. 525,964 28,428,354
124,038,189
Total Common Stocks
(Cost: $1,596,897,824) .
2,182,057,820
$1,596,897,824 98.2% $
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (0.8%):
United States (0.8%)
U.S. Government (0.8%)
U.S. Treasury Bill(1) ................ A-1+ 3.61 05/26/26 $ 11,000,000 $ 10,939,988
U.S. Treasury Bill ................... A-1+ 3.62 04/21/26 1,500,000 1,496,989
U.S. Treasury Bill ................... A-1+ 3.64 04/16/26 3,000,000 2,995,469
U.S. Treasury Bill ................... A-1+ 3.64 04/14/26 1,100,000 1,098,555
U.S. Treasury Bill ................... A-1+ 3.65 07/28/26 1,000,000 988,182
17,519,183
Total Short-Term Debt Securities
(Cost: $17,519,179) .............................................................
17,519,183

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Contract
Type
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
MSCI EAFE Index
214
P
June 2026
$31,041,770
$(69,057)
1.4%
(a)   Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ........................................... 3.53 USD 1,699,976 $ 1,699,976
Total Temporary Cash Investment
(Cost: $1,699,976) ..............................................................
1,699,976
Total Investments
(Cost: $1,616,116,979) 99.1% ....................................................
2,201,276,979
Other Net Assets 0.9% ............................................................
20,974,722
Net Assets 100.0% ...............................................................
$ 2,222,251,701
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate values of these securities amount to $40,277,606 and represent 1.8% of net assets.
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of March 31, 2026, was as follows:

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (99.8%):
Basic Materials (1.5%)
Air Products and
Chemicals, Inc. ..... 39 $ 11,329
Albemarle Corp. ...... 20 3,591
CF Industries Holdings,
Inc. .............. 27 3,506
Dow, Inc. ............ 126 5,248
DuPont de Nemours, Inc. 72 3,298
Ecolab, Inc. .......... 45 11,971
Freeport-McMoRan, Inc. 252 14,812
International Flavors &
Fragrances, Inc. .... 45 3,265
International Paper Co. . 93 3,320
Linde PLC ........... 82 40,652
LyondellBasell Industries
NV Cl A ........... 45 3,625
Mosaic Co. .......... 56 1,428
Newmont Corp. ....... 191 20,676
Nucor Corp. .......... 40 6,764
PPG Industries, Inc. ... 39 4,168
Sherwin-Williams Co. .. 40 12,822
Steel Dynamics, Inc. ... 24 4,320
154,795
Communications (16.2%)
Airbnb, Inc. Cl A* ...... 75 9,471
Alphabet, Inc. Cl A .... 1,020 293,311
Alphabet, Inc. Cl C .... 820 235,225
Amazon.com, Inc.* .... 1,724 359,057
AppLovin Corp. Cl A* .. 49 19,502
Arista Networks, Inc.* .. 188 23,083
AT&T, Inc. ........... 1,227 35,571
Booking Holdings, Inc. . 5 21,052
CDW Corp. .......... 23 2,783
Charter Communications,
Inc. Cl A* .......... 15 3,238
Ciena Corp.* ......... 26 10,094
Cisco Systems, Inc. ... 718 55,710
Comcast Corp. Cl A ... 629 18,059
DoorDash, Inc. Cl A* ... 65 9,760
eBay, Inc. ........... 80 7,282
EchoStar Corp. Cl A* .. 24 2,810
Expedia Group, Inc. ... 20 4,618
F5, Inc.* ............. 10 2,893
FactSet Research
Systems, Inc. ...... 7 1,519
Fox Corp. Cl A ........ 35 2,044
Fox Corp. Cl B ....... 25 1,327
Gen Digital, Inc. ...... 100 1,883
GoDaddy, Inc. Cl A* ... 24 1,984
Meta Platforms, Inc. Cl A 383 219,126
Motorola Solutions, Inc. 30 13,019
Netflix, Inc.* .......... 740 71,151
News Corp. Cl A ...... 64 1,595
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
News Corp. Cl B ...... 21 $ 599
Omnicom Group, Inc. .. 55 4,142
Palo Alto Networks, Inc.* 147 23,567
Paramount Skydance
Corp. Cl B ......... 54 487
Robinhood Markets, Inc.
Cl A* ............. 159 11,019
T-Mobile US, Inc. ..... 83 17,432
Trade Desk, Inc. Cl A* .. 77 1,747
Uber Technologies, Inc.* 459 33,016
VeriSign, Inc. ......... 15 3,725
Verizon Communications,
Inc. .............. 739 37,098
Walt Disney Co. ...... 310 29,878
Warner Bros Discovery,
Inc.* .............. 434 11,918
1,601,795
Consumer, Cyclical (9.0%)
Aptiv PLC* ........... 37 2,569
AutoZone, Inc.* ....... 3 10,133
Best Buy Co., Inc. ..... 34 2,183
Carnival Corp. ........ 203 5,254
Carvana Co.* ........ 24 7,545
Chipotle Mexican Grill,
Inc.* .............. 230 7,362
Copart, Inc.* ......... 199 6,607
Costco Wholesale Corp. 104 103,629
Cummins, Inc. ........ 30 16,141
Darden Restaurants, Inc. 20 3,921
Deckers Outdoor Corp.* 25 2,502
Delta Air Lines, Inc. .... 145 9,640
Dollar General Corp. ... 51 6,055
Dollar Tree, Inc.* ...... 43 4,709
Domino's Pizza, Inc. ... 6 2,153
DR Horton, Inc. ....... 47 6,449
Fastenal Co. ......... 256 11,878
Ford Motor Co. ....... 692 7,986
General Motors Co. ... 160 11,920
Genuine Parts Co. .... 24 2,538
Hasbro, Inc. .......... 23 2,153
Hilton Worldwide
Holdings, Inc. ...... 40 12,163
Home Depot, Inc. ..... 176 57,885
Lennar Corp. Cl A ..... 38 3,300
Live Nation
Entertainment, Inc.* . 27 4,118
Lowe's Cos., Inc. ...... 99 23,392
Lululemon Athletica, Inc.* 18 2,756
Marriott International, Inc.
Cl A .............. 38 12,429
McDonald's Corp. ..... 126 39,159
NIKE, Inc. Cl B ....... 210 11,092

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Norwegian Cruise Line
Holdings Ltd.* ...... 80 $ 1,496
NVR, Inc.* ........... 1 6,590
O'Reilly Automotive, Inc.* 149 13,754
PACCAR, Inc. ........ 117 13,513
Pool Corp. ........... 6 1,214
PulteGroup, Inc. ...... 33 3,881
Ralph Lauren Corp. ... 6 2,064
Ross Stores, Inc. ..... 57 12,348
Royal Caribbean Cruises
Ltd. .............. 44 12,108
Southwest Airlines Co. . 110 4,133
Starbucks Corp. ...... 201 18,008
Tapestry, Inc. ......... 35 4,939
Target Corp. ......... 106 12,847
Tesla, Inc.* .......... 496 184,388
TJX Cos., Inc. ........ 196 31,301
TKO Group Holdings, Inc. 11 2,218
Tractor Supply Co. .... 93 4,213
Ulta Beauty, Inc.* ..... 7 3,659
United Airlines Holdings,
Inc.* .............. 72 6,629
Walmart, Inc. ......... 1,022 127,014
Williams-Sonoma, Inc. . 21 3,829
WW Grainger, Inc. .... 9 9,817
Yum! Brands, Inc. ..... 49 7,618
887,202
Consumer, Non-cyclical (13.2%)
Align Technology, Inc.* . 33 5,657
Amgen, Inc. .......... 270 95,000
Archer-Daniels-Midland
Co. .............. 112 8,141
Automatic Data
Processing, Inc. .... 90 18,286
Avery Dennison Corp. .. 13 2,245
Baxter International, Inc. 258 4,334
Biogen, Inc.* ......... 74 13,566
Block, Inc.* .......... 110 6,620
Boston Scientific Corp.* 743 46,623
Brown-Forman Corp. Cl B 39 1,031
Bunge Global S.A. .... 31 3,943
Cardinal Health, Inc. ... 118 24,935
Cencora, Inc. ......... 97 30,472
Cigna Group ......... 132 35,211
Cintas Corp. ......... 76 12,855
Clorox Co. ........... 28 2,902
Colgate-Palmolive Co. . 188 16,023
Conagra Brands, Inc. .. 112 1,761
Constellation Brands, Inc.
Cl A .............. 32 4,800
Corpay, Inc.* ......... 14 4,074
Corteva, Inc. ......... 118 9,878
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
CVS Health Corp. ..... 637 $ 45,749
DaVita, Inc.* ......... 16 2,459
Dexcom, Inc.* ........ 193 12,120
Edwards Lifesciences
Corp.* ............ 291 23,303
Elevance Health, Inc. .. 111 32,495
Equifax, Inc. ......... 26 4,682
Estee Lauder Cos., Inc.
Cl A .............. 58 4,163
GE HealthCare
Technologies, Inc. ... 228 16,229
General Mills, Inc. ..... 124 4,615
Gilead Sciences, Inc. .. 622 86,688
Global Payments, Inc. .. 47 3,163
Henry Schein, Inc.* .... 50 3,685
Hershey Co. ......... 34 7,068
Hologic, Inc.* ......... 112 8,466
Hormel Foods Corp. ... 67 1,518
Humana, Inc. ......... 60 10,403
IDEXX Laboratories, Inc.* 40 22,476
Incyte Corp.* ......... 84 7,906
Insulet Corp.* ........ 35 7,344
Intuitive Surgical, Inc.* . 178 82,056
IQVIA Holdings, Inc.* .. 85 14,496
J M Smucker Co. ..... 25 2,411
Keurig Dr Pepper, Inc. . 317 8,347
Kimberly-Clark Corp. .. 77 7,428
Kraft Heinz Co. ....... 199 4,476
Kroger Co. ........... 136 9,841
Labcorp Holdings, Inc. . 42 11,206
McCormick & Co., Inc. . 59 2,976
McKesson Corp. ...... 61 52,787
Medtronic PLC ....... 642 55,629
Molson Coors Beverage
Co. Cl B .......... 39 1,679
Mondelez International,
Inc. Cl A .......... 299 17,234
Monster Beverage Corp.* 166 12,028
Moody's Corp. ........ 30 13,088
PayPal Holdings, Inc. .. 185 8,368
PepsiCo, Inc. ......... 319 49,538
Procter & Gamble Co. .. 542 78,286
Quanta Services, Inc. .. 33 18,118
Quest Diagnostics, Inc. . 55 10,779
ResMed, Inc. ......... 73 16,387
Rollins, Inc. .......... 66 3,525
S&P Global, Inc. ...... 61 25,946
Solventum Corp.* ..... 74 4,832
STERIS PLC ......... 49 10,835
Stryker Corp. ......... 173 56,846
Sysco Corp. ......... 112 7,989
The Campbell's Company 45 1,002

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Tyson Foods, Inc. Cl A . 65 $ 4,165
United Rentals, Inc. ... 14 10,200
Verisk Analytics, Inc. ... 31 5,882
West Pharmaceutical
Services, Inc. ...... 36 9,023
Zimmer Biomet Holdings,
Inc. .............. 99 8,952
Zoetis, Inc. .......... 211 24,942
1,304,186
Energy (4.0%)
APA Corp. ........... 62 2,631
Baker Hughes Co. .... 173 10,562
Chevron Corp. ........ 329 68,070
ConocoPhillips ....... 215 28,380
Coterra Energy, Inc. ... 133 4,674
Devon Energy Corp. ... 109 5,485
Diamondback Energy,
Inc. .............. 34 6,725
EOG Resources, Inc. .. 95 13,734
EQT Corp. ........... 110 7,000
Expand Energy Corp. .. 41 4,501
Exxon Mobil Corp. .... 733 124,361
First Solar, Inc.* ....... 19 3,748
Halliburton Co. ....... 147 5,731
Kinder Morgan, Inc. ... 344 11,534
Marathon Petroleum
Corp. ............. 51 12,453
Occidental Petroleum
Corp. ............. 126 8,190
ONEOK, Inc. ......... 110 9,943
Phillips 66 ........... 71 12,935
SLB Ltd. ............ 262 13,464
Targa Resources Corp. . 37 9,277
Texas Pacific Land Corp. 10 4,746
Valero Energy Corp. ... 53 13,095
Williams Cos., Inc. .... 214 15,575
396,814
Financial (14.9%)
Aflac, Inc. ........... 94 10,313
Allstate Corp. ........ 52 10,782
American Express Co. . 108 32,668
American International
Group, Inc. ........ 108 8,127
American Tower Corp. . 89 15,360
Ameriprise Financial, Inc. 18 7,999
Aon PLC Cl A ........ 43 13,880
Apollo Global
Management, Inc. ... 93 10,362
Arch Capital Group Ltd.* 72 6,911
Ares Management Corp.
Cl A .............. 41 4,473
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Arthur J Gallagher & Co. 51 $ 11,046
Assurant, Inc. ........ 10 2,178
AvalonBay Communities,
Inc. .............. 27 4,410
Bank of America Corp. . 1,332 64,935
Bank of New York Mellon
Corp. ............. 138 16,371
Blackrock, Inc. ........ 28 26,928
Blackstone, Inc. ...... 150 17,248
Brown & Brown, Inc. ... 58 3,782
BXP, Inc. ............ 28 1,453
Camden Property Trust . 19 1,856
Capital One Financial
Corp. ............. 125 22,804
Cboe Global Markets, Inc. 21 5,902
CBRE Group, Inc. Cl A* 55 7,450
Charles Schwab Corp. . 335 31,483
Chubb Ltd. .......... 73 23,793
Cincinnati Financial Corp. 31 4,878
Citigroup, Inc. ........ 351 39,807
Citizens Financial Group,
Inc. .............. 85 5,097
CME Group, Inc. ...... 72 21,265
Coinbase Global, Inc.
Cl A* ............. 44 7,683
CoStar Group, Inc.* ... 81 3,268
Crown Castle, Inc. .... 83 6,749
Digital Realty Trust, Inc. 61 10,993
Equinix, Inc. ......... 18 17,644
Equity Residential ..... 66 3,904
Erie Indemnity Co. Cl A . 5 1,257
Essex Property Trust, Inc. 12 2,904
Everest Group Ltd. .... 8 2,615
Extra Space Storage, Inc. 40 5,245
Federal Realty
Investment Trust .... 14 1,487
Fifth Third Bancorp .... 181 8,409
Franklin Resources, Inc. 61 1,441
Global X S&P 500
Catholic Values ETF . 1,826 142,702
Globe Life, Inc. ....... 15 2,088
Goldman Sachs Group,
Inc. .............. 60 50,759
Hartford Insurance Group,
Inc. .............. 55 7,438
Host Hotels & Resorts,
Inc. .............. 122 2,337
Huntington Bancshares,
Inc. .............. 407 6,370
Interactive Brokers
Group, Inc. Cl A .... 89 5,969

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Intercontinental
Exchange, Inc. ..... 114 $ 17,930
Invesco Ltd. .......... 89 2,162
Invitation Homes, Inc. .. 108 2,684
Iron Mountain, Inc. .... 56 5,720
JPMorgan Chase & Co. 541 159,141
KeyCorp ............ 188 3,769
Kimco Realty Corp. .... 129 2,899
KKR & Co., Inc. ....... 138 12,765
Loews Corp. ......... 33 3,522
M&T Bank Corp. ...... 30 6,202
Marsh & McLennan Cos.,
Inc. .............. 97 16,825
Mastercard, Inc. Cl A ... 163 81,445
MetLife, Inc. ......... 110 7,779
Mid-America Apartment
Communities, Inc. ... 22 2,687
Morgan Stanley ....... 242 39,826
Nasdaq, Inc. ......... 90 7,640
Northern Trust Corp. ... 37 5,164
PNC Financial Services
Group, Inc. ........ 81 16,855
Principal Financial Group,
Inc. .............. 39 3,514
Progressive Corp. ..... 118 23,392
Prologis, Inc. ......... 177 23,396
Prudential Financial, Inc. 69 6,741
Public Storage ........ 30 8,126
Raymond James
Financial, Inc. ...... 35 5,068
Realty Income Corp. ... 175 10,706
Regency Centers Corp. 31 2,345
Regions Financial Corp. 174 4,545
SBA Communications
Corp. ............. 20 3,442
Simon Property Group,
Inc. .............. 62 11,565
State Street Corp. ..... 56 7,087
Synchrony Financial ... 70 4,761
T Rowe Price Group, Inc. 43 3,876
Travelers Cos., Inc. .... 43 12,542
Truist Financial Corp. .. 253 11,630
UDR, Inc. ........... 57 1,925
US Bancorp .......... 312 16,227
Visa, Inc. Cl A ........ 337 101,855
W R Berkley Corp. .... 59 3,911
Wells Fargo & Co. ..... 621 49,438
Welltower, Inc. ........ 133 26,295
Weyerhaeuser Co. .... 137 3,347
Willis Towers Watson
PLC .............. 19 5,523
1,471,095
Shares Value
COMMON STOCKS (Continued):
Industrial (7.9%)
3M Co. ............. 118 $ 17,137
A O Smith Corp. ...... 25 1,649
Allegion PLC ......... 19 2,761
Amcor PLC .......... 81 3,220
AMETEK, Inc. ........ 51 10,932
Amphenol Corp. Cl A .. 223 28,176
Axon Enterprise, Inc.* .. 17 7,220
Ball Corp. ........... 47 2,778
Builders FirstSource, Inc.* 24 1,976
Carrier Global Corp. ... 175 9,854
Caterpillar, Inc. ....... 104 73,680
CH Robinson Worldwide,
Inc. .............. 26 4,318
Coherent Corp.* ...... 34 8,099
Comfort Systems USA,
Inc. .............. 7 9,653
CRH PLC ........... 118 12,404
CSX Corp. ........... 415 17,036
Deere & Co. ......... 56 31,545
Dover Corp. .......... 30 6,254
Eaton Corp. PLC ...... 87 31,117
EMCOR Group, Inc. ... 9 6,645
Emerson Electric Co. .. 125 16,378
Expeditors International
of Washington, Inc. .. 29 4,154
FedEx Corp. ......... 48 17,097
Fortive Corp. ......... 69 3,814
Garmin Ltd. .......... 28 6,496
GE Vernova, Inc. ...... 60 52,374
Generac Holdings, Inc.* 13 2,539
General Electric Co. ... 234 66,402
Howmet Aerospace, Inc. 90 20,741
Hubbell, Inc. ......... 11 5,398
IDEX Corp. .......... 16 3,033
Illinois Tool Works, Inc. . 58 15,097
Ingersoll Rand, Inc. .... 79 6,329
Jabil, Inc. ............ 19 5,047
Jacobs Solutions, Inc. .. 26 3,309
JB Hunt Transport
Services, Inc. ...... 16 3,390
Johnson Controls
International PLC ... 137 17,940
Keysight Technologies,
Inc.* .............. 31 8,753
Lennox International, Inc. 7 3,249
Martin Marietta Materials,
Inc. .............. 10 5,887
Masco Corp. ......... 45 2,717
Mettler-Toledo
International, Inc.* .. 10 12,612
Nordson Corp. ........ 11 2,927
Norfolk Southern Corp. . 50 14,350

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Old Dominion Freight
Line, Inc. .......... 41 $ 8,011
Otis Worldwide Corp. .. 87 6,706
Packaging Corp. of
America .......... 15 3,183
Pentair PLC .......... 36 3,136
Republic Services, Inc. . 44 9,637
Rockwell Automation, Inc. 25 8,972
Smurfit WestRock PLC . 92 3,666
Snap-on, Inc. ......... 11 3,995
Stanley Black & Decker,
Inc. .............. 34 2,416
TE Connectivity PLC ... 53 11,078
Trane Technologies PLC 49 20,420
Trimble, Inc.* ......... 43 2,805
Union Pacific Corp. .... 132 32,026
United Parcel Service,
Inc. Cl B .......... 165 16,233
Veralto Corp. ......... 55 4,863
Vertiv Holdings Co. Cl A 85 21,299
Vulcan Materials Co. ... 23 6,263
Waste Management, Inc. 83 19,073
Westinghouse Air Brake
Technologies Corp. .. 38 9,497
Xylem, Inc. .......... 54 6,453
786,219
Technology (30.6%)
Accenture PLC Cl A ... 112 22,208
Adobe, Inc.* ......... 75 18,231
Akamai Technologies,
Inc.* .............. 26 2,986
Analog Devices, Inc. ... 89 28,314
Apple, Inc. ........... 2,669 677,366
Applied Materials, Inc. . 144 49,218
Autodesk, Inc.* ....... 38 9,097
Broadcom, Inc. ....... 862 266,798
Broadridge Financial
Solutions, Inc. ...... 26 4,224
Cadence Design
Systems, Inc.* ...... 49 13,616
Cognizant Technology
Solutions Corp. Cl A . 87 5,337
Crowdstrike Holdings, Inc.
Cl A* ............. 45 17,568
Datadog, Inc. Cl A* .... 59 6,965
Dell Technologies, Inc.
Cl C .............. 54 8,863
Electronic Arts, Inc. .... 39 7,951
EPAM Systems, Inc.* .. 10 1,354
Fair Isaac Corp.* ...... 4 4,270
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Fidelity National
Information Services,
Inc. .............. 104 $ 4,879
Fiserv, Inc.* .......... 108 6,026
Fortinet, Inc.* ......... 115 9,398
Gartner, Inc.* ......... 12 1,900
HP, Inc. ............. 167 3,208
Intel Corp.* .......... 854 37,687
Intuit, Inc. ........... 50 21,619
Jack Henry & Associates,
Inc. .............. 14 2,213
KLA Corp. ........... 24 35,338
Lam Research Corp. ... 227 48,501
Lumentum Holdings, Inc.* 12 8,433
Microchip Technology,
Inc. .............. 98 6,332
Micron Technology, Inc. 205 69,257
Microsoft Corp. ....... 1,350 499,729
Monolithic Power
Systems, Inc. ...... 8 8,747
MSCI, Inc. ........... 14 7,546
NetApp, Inc. ......... 36 3,686
NVIDIA Corp. ........ 4,418 770,499
NXP Semiconductors NV 45 8,859
ON Semiconductor Corp.* 72 4,458
Oracle Corp. ......... 308 45,310
Palantir Technologies,
Inc. Cl A* .......... 415 60,706
Paychex, Inc. ........ 72 6,633
PTC, Inc.* ........... 22 3,135
QUALCOMM, Inc. ..... 194 24,983
Roper Technologies, Inc. 19 6,723
Salesforce, Inc. ....... 170 31,734
Sandisk Corp.* ....... 26 16,519
Seagate Technology
Holdings PLC ...... 39 15,279
ServiceNow, Inc.* ..... 190 19,864
Skyworks Solutions, Inc. 27 1,446
Super Micro Computer,
Inc.* .............. 91 2,072
Synopsys, Inc.* ....... 35 13,877
Take-Two Interactive
Software, Inc.* ..... 30 5,925
Teradyne, Inc. ........ 28 8,301
Texas Instruments, Inc. . 165 32,033
Tyler Technologies, Inc.* 7 2,397
Western Digital Corp. .. 61 16,500
Workday, Inc. Cl A* .... 38 4,937
Zebra Technologies Corp.
Cl A* ............. 9 1,882
3,022,937

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Utilities (2.5%)
AES Corp. ........... 125 $ 1,761
Alliant Energy Corp. ... 45 3,229
Ameren Corp. ........ 48 5,276
American Electric Power
Co., Inc. .......... 95 12,453
American Water Works
Co., Inc. .......... 34 4,627
Atmos Energy Corp. ... 29 5,357
CenterPoint Energy, Inc. 115 4,963
CMS Energy Corp. .... 53 4,112
Consolidated Edison, Inc. 63 7,130
Constellation Energy
Corp. ............. 54 15,080
Dominion Energy, Inc. .. 150 9,273
DTE Energy Co. ...... 36 5,264
Duke Energy Corp. .... 136 17,808
Edison International ... 68 4,976
Entergy Corp. ........ 79 8,876
Evergy, Inc. .......... 40 3,277
Eversource Energy .... 65 4,503
Exelon Corp. ......... 179 8,775
FirstEnergy Corp. ..... 91 4,610
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
NextEra Energy, Inc. ... 365 $ 33,901
NiSource, Inc. ........ 84 3,919
NRG Energy, Inc. ..... 37 5,407
PG&E Corp. ......... 386 6,782
Pinnacle West Capital
Corp. ............. 21 2,116
PPL Corp. ........... 130 4,966
Public Service Enterprise
Group, Inc. ........ 88 7,124
Sempra ............. 115 11,175
Southern Co. ......... 193 18,628
Vistra Corp. .......... 55 8,268
WEC Energy Group, Inc. 57 6,599
Xcel Energy, Inc. ...... 104 8,262
248,497
Total Common Stocks
(Cost: $7,253,126) ....
9,873,540
RIGHTS (–%):
Consumer, Non-cyclical (–%)
Contra ABIOMED, Inc.
— contingent value
rights* ............ 20 0‡
Total Rights
(Cost: $—) ...........
0
$7,253,126)99.8% $ 9,873,540
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 6,541 $ 6,541
Total Temporary Cash Investment
(Cost: $6,541) .................................................................
6,541
Total Investments
(Cost: $7,259,667) 99.9% ........................................................
9,880,081
Other Net Assets 0.1% ............................................................
9,290
Net Assets 100.0% ...............................................................
$ 9,889,371
* Non-income producing security.
‡ Level 3 Security.

MoA FUNDS - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 34 .9% ) .................................. 8,125,384 $ 100,836,015
Equity Index Fund ( 21 .9% ) ................................. 947,621 63,452,708
Intermediate Bond Fund ( 27 .8% ) ............................ 8,257,328 80,261,228
International Fund ( 5 .6% ) .................................. 1,451,893 16,203,124
Mid Cap Equity Index Fund ( 3 .9% ) .......................... 546,120 11,244,605
US Government Money Market Fund ( 5 .9% ) .................. 17,156,599 17,156,599
Total Affiliated Mutual Funds
(Cost: $ 278,843,019 ) ...........................................................
289,154,279
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 23 $ 23
Total Temporary Cash Investment
(Cost: $ 23 ) ....................................................................
23
Total Investments
(Cost: $ 278,843,042 ) 100 .0% ....................................................
289,154,302
Other Net Assets
- 0 .0% (1)
.........................................................
(38,258)
Net Assets 100.0% ...............................................................
$ 289,116,044
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2020 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (35.2%) ........................................... 11,107,724 $ 137,846,852
Equity Index Fund (22.4%) .......................................... 1,306,162 87,460,586
Intermediate Bond Fund (22.9%) ..................................... 9,222,814 89,645,754
International Fund (8.7%) ........................................... 3,050,678 34,045,570
Mid Cap Equity Index Fund (4.0%) ................................... 753,837 15,521,499
Small Cap Growth Fund (0.6%) ...................................... 157,958 2,347,257
Small Cap Value Fund (1.2%) ....................................... 321,091 4,620,504
US Government Money Market Fund (5.0%) ........................... 19,566,579 19,566,579
Total Investments
(Cost: $374,482,914) 100.0% ........................................
391,054,601
Other Net Assets
-0.0%(1)
.............................................
(67,885)
Net Assets 100.0% ...................................................
$ 390,986,716
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2025 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 32 .8% ) .................................. 26,919,157 $ 334,066,735
Equity Index Fund ( 28 .3% ) ................................. 4,304,605 288,236,348
Intermediate Bond Fund ( 17 .3% ) ............................ 18,161,131 176,526,190
International Fund ( 12 .2% ) ................................. 11,142,313 124,348,214
Mid Cap Equity Index Fund ( 3 .8% ) .......................... 1,889,962 38,914,324
Small Cap Growth Fund ( 0 .9% ) ............................. 661,851 9,835,112
Small Cap Value Fund ( 1 .6% ) .............................. 1,117,162 16,075,963
US Government Money Market Fund ( 3 .1% ) .................. 31,722,813 31,722,813
Total Affiliated Mutual Funds
(Cost: $ 957,117,300 ) ............................................................
1,019,725,699
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.53 $ 24 $ 24
Total Temporary Cash Investment
(Cost: $ 24 ) ....................................................................
24
Total Investments
(Cost: $ 957,117,324 ) 100 .0% .....................................................
1,019,725,723
Other Net Assets
- 0 .0% (1)
.........................................................
(137,006)
Net Assets 100.0% ...............................................................
$ 1,019,588,717
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2030 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 27 .3% ) ........................................... 32,332,998 $ 401,252,509
Equity Index Fund ( 33 .1% ) .......................................... 7,248,032 485,328,236
Intermediate Bond Fund ( 13 .4% ) ..................................... 20,296,266 197,279,706
International Fund ( 14 .2% ) .......................................... 18,748,167 209,229,545
Mid Cap Equity Index Fund ( 2 .7% ) ................................... 1,937,258 39,888,150
Mid Cap Growth Fund ( 1 .4% ) ........................................ 2,163,040 20,008,121
Mid Cap Value Fund ( 1 .5% ) ......................................... 1,344,987 22,017,429
Small Cap Growth Fund ( 1 .3% ) ...................................... 1,314,097 19,527,475
Small Cap Value Fund ( 2 .0% ) ....................................... 1,997,601 28,745,484
US Government Money Market Fund ( 3 .1% ) ........................... 45,055,208 45,055,208
Total Investments
(Cost: $ 1,368,518,000 ) 100 .0% .......................................
1,468,331,863
Other Net Assets
- 0 .0% (1)
.............................................
(190,067)
Net Assets 100.0% ...................................................
$ 1,468,141,796
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2035 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 22 .3% ) ........................................... 27,254,196 $ 338,224,571
Equity Index Fund ( 37 .9% ) .......................................... 8,584,924 574,846,541
Intermediate Bond Fund ( 9 .6% ) ...................................... 14,981,405 145,619,261
International Fund ( 17 .6% ) .......................................... 23,897,578 266,696,968
Mid Cap Equity Index Fund ( 3 .5% ) ................................... 2,597,837 53,489,470
Mid Cap Growth Fund ( 1 .1% ) ........................................ 1,842,537 17,043,465
Mid Cap Value Fund ( 1 .2% ) ......................................... 1,143,170 18,713,686
Small Cap Equity Index Fund ( 0 .4% ) .................................. 613,955 6,722,805
Small Cap Growth Fund ( 1 .6% ) ...................................... 1,666,760 24,768,054
Small Cap Value Fund ( 1 .6% ) ....................................... 1,690,900 24,332,052
US Government Money Market Fund ( 3 .2% ) ........................... 47,955,750 47,955,750
Total Investments
(Cost: $ 1,402,619,210 ) 100 .0% .......................................
1,518,412,623
Other Net Assets
- 0 .0% (1)
.............................................
(190,791)
Net Assets 100.0% ...................................................
$ 1,518,221,832
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2040 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 14 .7% ) ........................................... 15,753,240 $ 195,497,710
Equity Index Fund ( 41 .8% ) .......................................... 8,287,147 554,907,333
Intermediate Bond Fund ( 6 .7% ) ...................................... 9,183,094 89,259,678
International Fund ( 21 .7% ) .......................................... 25,820,278 288,154,297
Mid Cap Equity Index Fund ( 6 .1% ) ................................... 3,908,563 80,477,306
Mid Cap Growth Fund ( 0 .8% ) ........................................ 1,174,376 10,862,978
Mid Cap Value Fund ( 0 .9% ) ......................................... 728,192 11,920,501
Small Cap Equity Index Fund ( 1 .8% ) .................................. 2,197,364 24,061,140
Small Cap Growth Fund ( 1 .6% ) ...................................... 1,399,979 20,803,684
Small Cap Value Fund ( 1 .6% ) ....................................... 1,445,015 20,793,760
US Government Money Market Fund ( 2 .3% ) ........................... 30,963,852 30,963,852
Total Investments
(Cost: $ 1,204,391,673 ) 100 .0% .......................................
1,327,702,239
Other Net Assets
- 0 .0% (1)
.............................................
(170,376)
Net Assets 100.0% ...................................................
$ 1,327,531,863
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2045 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 9 .4% ) ............................................ 10,413,984 $ 129,237,547
Equity Index Fund ( 44 .9% ) .......................................... 9,260,582 620,088,565
Intermediate Bond Fund ( 4 .0% ) ...................................... 5,646,410 54,883,109
International Fund ( 23 .9% ) .......................................... 29,594,136 330,270,555
Mid Cap Equity Index Fund ( 7 .9% ) ................................... 5,324,558 109,632,657
Mid Cap Growth Fund ( 0 .8% ) ........................................ 1,226,674 11,346,735
Mid Cap Value Fund ( 0 .9% ) ......................................... 759,962 12,440,571
Small Cap Equity Index Fund ( 2 .0% ) .................................. 2,564,993 28,086,673
Small Cap Growth Fund ( 2 .1% ) ...................................... 1,920,652 28,540,895
Small Cap Value Fund ( 1 .9% ) ....................................... 1,782,896 25,655,869
US Government Money Market Fund ( 2 .2% ) ........................... 29,823,707 29,823,707
Total Investments
(Cost: $ 1,237,303,699 ) 100 .0% .......................................
1,380,006,883
Other Net Assets
- 0 .0% (1)
.............................................
(175,264)
Net Assets 100.0% ...................................................
$ 1,379,831,619
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2050 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 7 .2% ) ............................................ 6,304,415 $ 78,237,785
Equity Index Fund ( 45 .6% ) .......................................... 7,413,179 496,386,470
Intermediate Bond Fund ( 2 .5% ) ...................................... 2,748,342 26,713,884
International Fund ( 24 .2% ) .......................................... 23,668,336 264,138,629
Mid Cap Equity Index Fund ( 8 .7% ) ................................... 4,599,367 94,700,975
Mid Cap Growth Fund ( 1 .7% ) ........................................ 2,006,058 18,556,034
Mid Cap Value Fund ( 1 .9% ) ......................................... 1,244,383 20,370,552
Small Cap Equity Index Fund ( 2 .0% ) .................................. 1,995,577 21,851,571
Small Cap Growth Fund ( 2 .2% ) ...................................... 1,635,202 24,299,098
Small Cap Value Fund ( 2 .1% ) ....................................... 1,610,507 23,175,190
US Government Money Market Fund ( 1 .9% ) ........................... 20,833,567 20,833,567
Total Investments
(Cost: $ 978,646,809 ) 100 .0% ........................................
1,089,263,755
Other Net Assets
- 0 .0% (1)
.............................................
(139,623)
Net Assets 100.0% ...................................................
$ 1,089,124,132
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2055 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 6 .1% ) ............................................ 3,280,295 $ 40,708,466
Equity Index Fund ( 46 .6% ) .......................................... 4,683,868 313,631,772
Intermediate Bond Fund ( 1 .7% ) ...................................... 1,175,697 11,427,774
International Fund ( 25 .8% ) .......................................... 15,529,978 173,314,550
Mid Cap Equity Index Fund ( 8 .4% ) ................................... 2,760,526 56,839,236
Mid Cap Growth Fund ( 1 .7% ) ........................................ 1,232,296 11,398,740
Mid Cap Value Fund ( 1 .9% ) ......................................... 763,330 12,495,720
Small Cap Equity Index Fund ( 2 .0% ) .................................. 1,248,177 13,667,541
Small Cap Growth Fund ( 2 .4% ) ...................................... 1,081,423 16,069,953
Small Cap Value Fund ( 2 .4% ) ....................................... 1,112,629 16,010,726
US Government Money Market Fund ( 1 .0% ) ........................... 6,984,318 6,984,318
Total Investments
(Cost: $ 604,731,355 ) 100 .0% ........................................
672,548,796
Other Net Assets
- 0 .0% (1)
.............................................
(88,300)
Net Assets 100.0% ...................................................
$ 672,460,496
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2060 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 5 .0% ) ............................................ 1,625,314 $ 20,170,151
Equity Index Fund ( 45 .5% ) .......................................... 2,728,358 182,690,842
Intermediate Bond Fund ( 1 .2% ) ...................................... 476,677 4,633,304
International Fund ( 27 .0% ) .......................................... 9,730,637 108,593,912
Mid Cap Equity Index Fund ( 8 .3% ) ................................... 1,629,134 33,543,862
Mid Cap Growth Fund ( 1 .9% ) ........................................ 808,362 7,477,351
Mid Cap Value Fund ( 2 .0% ) ......................................... 499,064 8,169,672
Small Cap Equity Index Fund ( 2 .1% ) .................................. 754,281 8,259,376
Small Cap Growth Fund ( 3 .0% ) ...................................... 806,040 11,977,755
Small Cap Value Fund ( 2 .9% ) ....................................... 812,438 11,690,977
US Government Money Market Fund ( 1 .1% ) ........................... 4,406,681 4,406,681
Total Investments
(Cost: $ 360,410,559 ) 100 .0% ........................................
401,613,883
Other Net Assets
- 0 .0% (1)
.............................................
(56,435)
Net Assets 100.0% ...................................................
$ 401,557,448
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2065 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 3 .2% ) ............................................ 500,336 $ 6,209,169
Equity Index Fund ( 45 .6% ) .......................................... 1,329,923 89,051,663
Intermediate Bond Fund ( 2 .1% ) ...................................... 424,053 4,121,796
International Fund ( 26 .4% ) .......................................... 4,614,265 51,495,194
Mid Cap Equity Index Fund ( 8 .0% ) ................................... 763,516 15,720,790
Mid Cap Growth Fund ( 2 .5% ) ........................................ 537,278 4,969,817
Mid Cap Value Fund ( 2 .8% ) ......................................... 330,618 5,412,213
Small Cap Equity Index Fund ( 2 .1% ) .................................. 374,195 4,097,438
Small Cap Growth Fund ( 3 .1% ) ...................................... 406,680 6,043,260
Small Cap Value Fund ( 3 .1% ) ....................................... 425,036 6,116,274
US Government Money Market Fund ( 1 .1% ) ........................... 2,126,568 2,126,568
Total Investments
(Cost: $ 181,821,494 ) 100 .0% ........................................
195,364,182
Other Net Assets
- 0 .0% (1)
.............................................
(31,568)
Net Assets 100.0% ...................................................
$ 195,332,614
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2070 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .1% )
MoA Funds
Core Bond Fund ( 2 .0% ) ............................................ 11,229 $ 139,356
Equity Index Fund ( 44 .2% ) .......................................... 46,636 3,122,738
Intermediate Bond Fund ( 1 .0% ) ...................................... 7,148 69,483
International Fund ( 25 .7% ) .......................................... 162,655 1,815,229
Mid Cap Equity Index Fund ( 11 .3% ) .................................. 38,688 796,590
Mid Cap Growth Fund ( 2 .8% ) ........................................ 21,481 198,703
Mid Cap Value Fund ( 3 .0% ) ......................................... 12,881 210,858
Small Cap Equity Index Fund ( 2 .1% ) .................................. 13,442 147,185
Small Cap Growth Fund ( 3 .5% ) ...................................... 16,760 249,054
Small Cap Value Fund ( 3 .5% ) ....................................... 17,295 248,871
US Government Money Market Fund ( 1 .0% ) ........................... 69,959 69,959
Total Investments
(Cost: $ 7,195,084 ) 100 .1% ...........................................
7,068,026
Other Net Assets
- 0 .1%
................................................
(6,221)
Net Assets 100.0% ...................................................
$ 7,061,805

MoA FUNDS - CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 34 .3% ) ........................................... 3,885,189 $ 48,215,201
Equity Index Fund ( 29 .2% ) .......................................... 614,495 41,146,599
Intermediate Bond Fund ( 20 .2% ) ..................................... 2,921,566 28,397,618
International Fund ( 6 .4% ) ........................................... 812,197 9,064,118
Mid Cap Equity Index Fund ( 5 .3% ) ................................... 363,747 7,489,545
US Government Money Market Fund ( 4 .6% ) ........................... 6,433,530 6,433,530
Total Investments
(Cost: $ 137,888,392 ) 100 .0% ........................................
140,746,611
Other Net Assets
- 0 .0% (1)
.............................................
(27,719)
Net Assets 100.0% ...................................................
$ 140,718,892
(1) Percentage is less than 0.05%.

MoA FUNDS - MOA MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 24 .2% ) ........................................... 7,439,925 $ 92,329,472
Equity Index Fund ( 34 .8% ) .......................................... 1,982,204 132,728,368
Intermediate Bond Fund ( 14 .1% ) ..................................... 5,553,265 53,977,738
International Fund ( 16 .5% ) .......................................... 5,661,850 63,186,251
Mid Cap Equity Index Fund ( 10 .4% ) .................................. 1,919,991 39,532,616
Total Investments
(Cost: $ 354,434,649 ) 100 .0% ........................................
381,754,445
Other Net Assets
- 0 .0% (1)
.............................................
(36,755)
Net Assets 100.0% ...................................................
$ 381,717,690
(1) Percentage is less than 0.05%.

MoA FUNDS - AGGRESSIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 13 .8% ) ........................................... 3,643,082 $ 45,210,646
Equity Index Fund ( 34 .9% ) .......................................... 1,708,583 114,406,711
Intermediate Bond Fund ( 3 .9% ) ...................................... 1,324,421 12,873,369
International Fund ( 22 .1% ) .......................................... 6,482,333 72,342,840
Mid Cap Equity Index Fund ( 16 .1% ) .................................. 2,563,837 52,789,411
Small Cap Growth Fund ( 4 .8% ) ...................................... 1,046,713 15,554,149
Small Cap Value Fund ( 4 .4% ) ....................................... 999,947 14,389,240
Total Investments
(Cost: $ 293,046,476 ) 100 .0% ........................................
327,566,366
Other Net Assets
- 0 .0% (1)
.............................................
(32,534)
Net Assets 100.0% ...................................................
$ 327,533,832
(1) Percentage is less than 0.05%.

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (95.0%):
U.S. Government (35.9%)
U.S. Treasury Note .................... AA+ 1.50 11/30/28 $ 6,800,000 $ 6,403,688
U.S. Treasury Note .................... AA+ 3.38 11/30/27 5,700,000 5,658,363
U.S. Treasury Note .................... AA+ 3.38 02/29/28 45,500,000 45,146,309
U.S. Treasury Note .................... AA+ 3.50 10/31/27 40,000,000 39,792,187
U.S. Treasury Note .................... AA+ 3.50 04/30/28 6,000,000 5,962,031
U.S. Treasury Note .................... AA+ 3.50 02/15/29 10,500,000 10,409,766
U.S. Treasury Note .................... AA+ 3.63 03/31/28 3,500,000 3,487,559
U.S. Treasury Note .................... AA+ 3.63 09/30/30 9,000,000 8,888,906
U.S. Treasury Note .................... AA+ 3.63 10/31/30 10,000,000 9,871,094
U.S. Treasury Note .................... AA+ 3.63 12/31/30 4,090,000 4,034,721
U.S. Treasury Note .................... AA+ 3.75 06/30/27 17,500,000 17,486,328
U.S. Treasury Note .................... AA+ 3.75 08/31/31 2,200,000 2,172,844
U.S. Treasury Note .................... AA+ 3.75 10/31/32 7,500,000 7,344,141
U.S. Treasury Note .................... AA+ 3.75 02/28/33 14,550,000 14,220,352
U.S. Treasury Note .................... AA+ 3.88 11/30/27 21,900,000 21,912,832
U.S. Treasury Note .................... AA+ 3.88 03/31/28 5,000,000 5,007,813
U.S. Treasury Note .................... AA+ 3.88 06/30/30 27,645,000 27,603,964
U.S. Treasury Note .................... AA+ 3.88 08/15/33 22,420,000 22,010,134
U.S. Treasury Note .................... AA+ 4.00 03/31/30 2,200,000 2,208,078
U.S. Treasury Note .................... AA+ 4.00 11/15/35 10,000,000 9,754,687
U.S. Treasury Note .................... AA+ 4.13 07/31/28 5,400,000 5,437,125
U.S. Treasury Note .................... AA+ 4.13 11/30/29 9,500,000 9,578,672
U.S. Treasury Note .................... AA+ 4.13 07/31/31 4,200,000 4,226,906
U.S. Treasury Note .................... AA+ 4.13 11/15/32 20,000,000 20,009,375
U.S. Treasury Note .................... AA+ 4.13 02/15/36 6,500,000 6,398,438
U.S. Treasury Note .................... AA+ 4.25 05/15/35 3,970,000 3,959,455
U.S. Treasury Note .................... AA+ 4.38 11/30/30 7,500,000 7,635,938
U.S. Treasury Note .................... AA+ 4.38 05/15/34 10,300,000 10,407,828
U.S. Treasury Note .................... AA+ 4.50 11/15/33 2,500,000 2,551,953
U.S. Treasury Note .................... AAA 4.63 09/30/30 6,300,000 6,479,648
U.S. Treasury Note .................... AA+ 4.63 04/30/31 13,200,000 13,591,875
U.S. Treasury Note .................... AA+ 4.63 05/31/31 6,900,000 7,104,844
U.S. Treasury Note .................... AA+ 4.63 02/15/35 15,100,000 15,491,656
U.S. Treasury Note .................... AA+ 4.88 10/31/30 11,500,000 11,946,523
394,196,033
U.S. Government Agencies (12.7%)
Mortgage-Backed Obligations (11.8%)
FHLMC .............................. AA+ 3.90 08/01/30 17,450,000 17,212,905
FHLMC .............................. AA+ 3.90 09/01/30 4,257,000 4,196,547
FHLMC .............................. AA+ 4.06 07/01/32 14,525,000 14,248,719
FHLMC .............................. AA+ 4.10 07/01/32 13,524,000 13,296,121
FHLMC .............................. AA+ 4.15 09/01/31 5,663,000 5,613,037
FHLMC .............................. AA+ 4.15 07/01/32 20,000,000 19,707,668
FHLMC .............................. AA+ 5.50 09/01/47 1,553,501 1,567,592
FNMA ............................... AA+ 3.92 11/01/30 4,770,000 4,701,586
FNMA ............................... AA+ 3.93 10/01/30 5,000,000 4,934,082
FNMA ............................... AA+ 4.05 12/01/29 2,000,000 1,989,890
FNMA ............................... AA+ 4.06 03/01/31 8,922,000 8,830,745
FNMA ............................... AA+ 4.13 10/01/30 18,904,000 18,793,498

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 4.13 11/01/32 $ 3,126,000 $ 3,071,458
FNMA ............................... AA+ 4.25 11/01/32 10,000,000 9,888,867
FNMA ............................... AA+ 5.15 06/01/30 500,000 512,022
GNMA(1) ............................ AA+ 4.50 12/01/44 1,086,298 1,089,857
129,654,594
Non-Mortgage-Backed Obligations (0.9%)
FHLB ................................ AA+ 4.75 06/02/34 10,000,000 9,843,256
9,843,256
Corporate Debt (46.4%)
Basic Materials (0.9%)
International Flavors & Fragrances, Inc.† .. BBB- 1.83 10/15/27 5,000,000 4,796,352
Steel Dynamics, Inc. ................... BBB 4.00 12/15/28 4,766,000 4,718,763
9,515,115
Communications (2.6%)
AT&T, Inc. ............................ BBB 2.75 06/01/31 5,250,000 4,798,504
Expedia Group, Inc. .................... BBB 3.80 02/15/28 500,000 493,376
Motorola Solutions, Inc. ................ BBB 4.85 08/15/30 5,000,000 5,034,324
Sprint Capital Corp. .................... BBB- 6.88 11/15/28 4,500,000 4,756,912
T-Mobile USA, Inc. ..................... BBB 5.00 02/15/36 5,500,000 5,406,865
Uber Technologies, Inc.† ............... BBB 4.50 08/15/29 2,250,000 2,229,594
VeriSign, Inc. ......................... BBB 2.70 06/15/31 500,000 447,387
VeriSign, Inc. ......................... BBB 4.75 07/15/27 3,375,000 3,374,007
Verizon Communications, Inc. ........... BBB+ 4.75 01/15/33 1,510,000 1,490,669
28,031,638
Consumer, Cyclical (3.2%)
AutoZone, Inc. ........................ BBB 6.25 11/01/28 4,000,000 4,175,585
Carnival Corp.† ....................... BBB- 4.00 08/01/28 4,069,000 3,972,846
Darden Restaurants, Inc. ............... BBB 3.85 05/01/27 2,341,000 2,324,905
Dick's Sporting Goods, Inc.† ............ BBB 4.00 10/01/29 3,300,000 3,211,377
Ford Motor Credit Co. LLC .............. BBB- 6.80 11/07/28 2,300,000 2,382,964
General Motors Financial Co., Inc. ....... BBB 3.10 01/12/32 1,955,000 1,754,245
General Motors Financial Co., Inc. ....... BBB 5.05 04/04/28 2,500,000 2,522,184
Lennar Corp. ......................... BBB 5.00 06/15/27 3,500,000 3,507,811
Lowe's Cos., Inc. ...................... BBB+ 2.63 04/01/31 5,300,000 4,816,206
Lowe's Cos., Inc. ...................... BBB+ 4.50 10/15/32 300,000 294,942
Mattel, Inc.† .......................... BBB 5.88 12/15/27 1,181,000 1,181,373
Royal Caribbean Cruises, Ltd.† .......... BBB 5.50 04/01/28 4,600,000 4,654,545
Royal Caribbean Cruises, Ltd.† .......... BBB 6.00 02/01/33 475,000 480,478
35,279,461
Consumer, Non-cyclical (5.8%)
Abbott Laboratories .................... A+ 3.70 03/09/29 10,000,000 9,879,935
AbbVie, Inc. .......................... A- 5.05 03/15/34 7,650,000 7,765,215
Amgen, Inc. .......................... BBB+ 5.25 03/02/33 5,294,000 5,431,704
Block Financial LLC .................... BBB 2.50 07/15/28 1,329,000 1,254,906
Block Financial LLC .................... BBB 5.38 09/15/32 4,180,000 4,049,720
Bunge Ltd. Finance Corp. ............... A- 2.75 05/14/31 4,400,000 4,007,130
Bunge Ltd. Finance Corp. ............... A- 4.20 09/17/29 660,000 653,502

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Consumer, Non-cyclical (Continued)
CVS Health Corp. ..................... BBB 3.25 08/15/29 $ 2,375,000 $ 2,275,656
CVS Health Corp. ..................... BBB 5.40 06/01/29 2,500,000 2,559,771
Elevance Health, Inc. .................. A- 2.88 09/15/29 2,900,000 2,747,498
Equifax, Inc. .......................... BBB 4.80 09/15/29 4,500,000 4,527,254
GE HealthCare Technologies, Inc. ........ BBB 4.80 01/15/31 3,500,000 3,522,184
Global Payments, Inc. .................. BBB- 4.88 11/15/30 4,000,000 3,926,258
J M Smucker Co. ...................... BBB 5.90 11/15/28 4,000,000 4,137,201
Keurig Dr Pepper, Inc. .................. BBB- 4.35 05/15/28 2,500,000 2,490,576
Quanta Services, Inc. .................. BBB 4.30 08/09/28 4,209,000 4,203,022
63,431,532
Energy (4.5%)
Antero Resources Corp.† ............... BBB- 5.38 03/01/30 3,317,000 3,332,794
Cheniere Energy Partners LP ............ BBB+ 4.50 10/01/29 4,934,000 4,904,279
Diamondback Energy, Inc. .............. BBB 3.13 03/24/31 3,000,000 2,783,816
Diamondback Energy, Inc. .............. BBB 5.15 01/30/30 2,075,000 2,119,322
Energy Transfer LP .................... BBB 5.25 07/01/29 3,465,000 3,541,210
Energy Transfer LP .................... BBB 5.55 02/15/28 845,000 860,968
EQT Corp. ........................... BBB- 3.90 10/01/27 765,000 757,822
Expand Energy Corp. .................. BBB- 5.38 03/15/30 2,522,000 2,544,073
HF Sinclair Corp. ...................... BBB- 4.50 10/01/30 4,000,000 3,923,222
HF Sinclair Corp. ...................... BBB- 5.75 01/15/31 1,130,000 1,155,356
Kinder Morgan, Inc. .................... BBB+ 5.10 08/01/29 4,495,000 4,583,126
MPLX LP ............................ BBB 4.25 12/01/27 4,710,000 4,697,704
ONEOK, Inc. ......................... BBB 4.40 10/15/29 1,650,000 1,640,559
ONEOK, Inc.† ........................ BBB 5.63 01/15/28 2,370,000 2,400,036
Plains All American Pipeline LP / PAA
Finance Corp. ...................... BBB 4.70 01/15/31 1,525,000 1,522,205
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 5.50 03/01/30 5,180,000 5,231,495
Western Midstream Operating LP ........ BBB- 4.75 08/15/28 3,738,000 3,751,423
49,749,410
Financial (20.4%)
Alexandria Real Estate Equities, Inc. ...... BBB+ 4.50 07/30/29 4,700,000 4,673,886
Alleghany Corp. ....................... AA 3.63 05/15/30 2,200,000 2,135,751
American Express Co.(2)(3) ............. A- 4.92 07/20/33 7,725,000 7,744,066
American Tower Corp. .................. BBB+ 3.60 01/15/28 4,000,000 3,939,367
American Tower Corp. .................. BBB+ 5.80 11/15/28 750,000 773,075
Aon North America, Inc. ................ A- 5.15 03/01/29 4,300,000 4,391,721
Arthur J. Gallagher & Co. ............... BBB+ 5.00 02/15/32 3,000,000 3,006,947
Bank of America Corp.(2)(3) ............. A- 2.97 02/04/33 2,500,000 2,262,813
Bank of America Corp.(2)(3) ............. A- 3.97 03/05/29 3,000,000 2,973,582
Bank of America Corp.(2)(3) ............. A- 5.20 04/25/29 7,000,000 7,099,333
Bank of New York Mellon Corp.(2)(3) ..... A 4.97 04/26/34 6,500,000 6,506,200
Bank of New York Mellon Corp.(2)(3) ..... A 5.06 07/22/32 675,000 687,860
BankUnited, Inc. ...................... BBB- 5.13 06/11/30 3,000,000 2,995,706
Boston Properties LP .................. BBB 2.55 04/01/32 3,100,000 2,664,023
Boston Properties LP .................. BBB 4.50 12/01/28 2,000,000 1,989,784

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Brown & Brown, Inc. ................... BBB- 4.70 06/23/28 $ 4,725,000 $ 4,739,345
Capital One Financial Corp.(2)(3) ........ BBB 4.93 05/10/28 1,475,000 1,479,512
Capital One Financial Corp.(2)(3) ........ BBB 6.31 06/08/29 3,940,000 4,075,336
Citigroup, Inc.(2)(3) .................... BBB+ 3.98 03/20/30 9,675,000 9,520,931
Citigroup, Inc.(2)(3) .................... BBB+ 4.79 03/04/29 2,000,000 2,010,241
Citizens Bank NA(2)(3) ................. A- 4.19 01/29/29 3,200,000 3,179,823
Citizens Financial Group, Inc.(2)(3) ....... BBB+ 5.84 01/23/30 4,425,000 4,557,858
Digital Realty Trust LP .................. BBB+ 5.55 01/15/28 4,543,000 4,624,350
Equinix, Inc. .......................... BBB+ 3.20 11/18/29 3,370,000 3,209,760
Extra Space Storage LP ................ BBB+ 5.70 04/01/28 5,000,000 5,105,846
Fairfax Financial Holdings Ltd. ........... A- 4.85 04/17/28 1,300,000 1,306,954
Fifth Third Bancorp(2)(3) ................ BBB+ 4.90 09/06/30 1,600,000 1,605,449
Fifth Third Bancorp(2)(3) ................ BBB+ 6.34 07/27/29 2,200,000 2,281,187
First Horizon Bank ..................... BBB 5.75 05/01/30 3,568,000 3,625,089
Goldman Sachs Group, Inc. ............. BBB+ 2.60 02/07/30 2,600,000 2,418,494
Goldman Sachs Group, Inc.(2)(3) ........ BBB+ 3.10 02/24/33 6,000,000 5,414,234
Goldman Sachs Group, Inc.(2)(3) ........ BBB+ 5.33 07/23/35 3,000,000 3,009,915
Host Hotels & Resorts LP ............... BBB- 3.38 12/15/29 4,100,000 3,894,589
JPMorgan Chase & Co.(2)(3) ............ A 5.35 06/01/34 10,500,000 10,703,617
KeyCorp ............................. BBB 2.55 10/01/29 4,325,000 4,041,184
KeyCorp(2)(3) ........................ BBB 4.79 06/01/33 1,000,000 977,917
Kilroy Realty LP ....................... BBB- 4.25 08/15/29 2,000,000 1,933,293
Kimco Realty OP LLC .................. A- 4.85 03/01/35 5,000,000 4,904,106
Liberty Mutual Group, Inc.† ............. BBB 4.57 02/01/29 4,600,000 4,578,215
Manufacturers & Traders Trust Co. ....... BBB+ 3.40 08/17/27 4,354,000 4,290,553
Mercury General Corp. ................. BBB- 4.40 03/15/27 3,030,000 3,009,039
Morgan Stanley(2)(3) .................. A- 2.70 01/22/31 725,000 673,403
Morgan Stanley(2)(3) .................. A- 4.43 01/23/30 2,425,000 2,412,302
Morgan Stanley(2)(3) .................. A- 4.49 01/16/32 5,000,000 4,917,833
Morgan Stanley(2)(3) .................. A- 5.45 07/20/29 3,920,000 3,991,910
NNN REIT, Inc. ....................... BBB+ 4.30 10/15/28 800,000 797,324
NNN REIT, Inc. ....................... BBB+ 4.60 02/15/31 4,460,000 4,431,622
PNC Bank N.A. ....................... A- 2.70 10/22/29 1,500,000 1,409,395
PNC Financial Services Group, Inc.(2)(3) .. A- 2.31 04/23/32 3,275,000 2,917,671
PNC Financial Services Group, Inc.(2)(3) .. A- 5.58 06/12/29 2,895,000 2,967,015
Prologis LP ........................... A 5.25 05/15/35 3,500,000 3,556,556
Synchrony Financial(2)(3) ............... BBB- 5.02 07/29/29 2,000,000 1,997,423
Tanger Properties LP ................... BBB 2.75 09/01/31 1,000,000 893,644
Tanger Properties LP ................... BBB 3.88 07/15/27 1,655,000 1,641,381
Truist Bank(2)(3) ...................... A 4.14 01/27/29 1,814,000 1,804,839
Truist Financial Corp.(2)(3) .............. A- 4.87 01/26/29 4,300,000 4,328,377
Truist Financial Corp.(2)(3) .............. A- 5.15 08/05/32 1,600,000 1,621,664
US Bancorp(2)(3) ..................... A 4.48 01/26/32 2,710,000 2,681,508
US Bancorp(2)(3) ..................... A 4.65 02/01/29 2,530,000 2,540,258
US Bancorp(2)(3) ..................... A 5.05 02/12/31 650,000 659,447
US Bancorp(2)(3) ..................... A 5.78 06/12/29 1,340,000 1,377,763
Wells Fargo & Co.(2)(3) ................ BBB+ 4.97 04/23/29 500,000 504,319
Wells Fargo & Co.(2)(3) ................ BBB+ 5.15 04/23/31 1,500,000 1,525,466

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Wells Fargo & Co.(2)(3) ................ BBB+ 5.20 01/23/30 $ 3,000,000 $ 3,049,413
Wells Fargo & Co.(2)(3) ................ BBB+ 5.56 07/25/34 7,200,000 7,373,056
Welltower OP LLC ..................... A- 2.75 01/15/31 5,550,000 5,104,913
Zions Bancorp N.A. .................... BBB 3.25 10/29/29 5,119,000 4,744,005
224,263,458
Industrial (4.2%)
Arrow Electronics, Inc. ................. BBB- 5.15 08/21/29 2,819,000 2,846,875
Boeing Co. ........................... BBB- 3.20 03/01/29 4,815,000 4,641,601
CH Robinson Worldwide, Inc. ............ BBB+ 4.20 04/15/28 4,767,000 4,732,155
Flex Ltd. ............................. BBB- 4.88 06/15/29 4,220,000 4,234,353
Howmet Aerospace, Inc. ................ BBB+ 4.55 11/15/32 4,350,000 4,296,620
Jabil, Inc. ............................ BBB- 3.95 01/12/28 4,500,000 4,458,175
L3Harris Technologies, Inc. ............. BBB 1.80 01/15/31 4,000,000 3,501,461
Lennox International, Inc. ............... BBB 1.70 08/01/27 3,796,000 3,668,163
Otis Worldwide Corp. .................. BBB 5.13 11/19/31 4,800,000 4,906,203
Rockwell Collins, Inc. .................. BBB+ 3.50 03/15/27 4,225,000 4,181,723
Teledyne Technologies, Inc. ............. BBB 2.75 04/01/31 210,000 192,026
Vulcan Materials Co. ................... BBB+ 4.95 12/01/29 4,460,000 4,527,337
46,186,692
Technology (2.2%)
Fidelity National Information Services, Inc. . BBB 4.45 03/10/28 3,000,000 2,991,254
Intel Corp. ............................ BBB 5.20 02/10/33 4,700,000 4,736,247
Microchip Technology, Inc. .............. BBB 4.90 03/15/28 5,329,000 5,361,537
Oracle Corp. .......................... BBB 4.50 05/06/28 4,503,000 4,486,733
Paychex, Inc. ......................... BBB+ 5.10 04/15/30 4,015,000 4,052,636
Synopsys, Inc. ........................ BBB 5.00 04/01/32 2,900,000 2,924,844
24,553,251
Utilities (2.6%)
American Electric Power Co., Inc. ........ BBB 5.20 01/15/29 4,565,000 4,660,353
Dominion Energy, Inc. .................. A 2.30 12/01/31 5,338,000 4,721,545
DTE Energy Co. ....................... BBB 5.10 03/01/29 4,660,000 4,739,281
Duke Energy Corp. .................... BBB 4.85 01/05/29 4,400,000 4,455,169
NiSource, Inc. ........................ BBB+ 5.20 07/01/29 4,350,000 4,438,783
Southern Co. ......................... BBB+ 3.70 04/30/30 5,000,000 4,842,910
27,858,041
Total Corporate Debt ..............................................................
508,868,598
Total Long-Term Debt Securities
(Cost: $1,044,783,118) ..........................................................
1,042,562,481
SHORT-TERM DEBT SECURITIES (4.1%):
U.S. Government (3.5%)
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 20,000,000 19,945,577
U.S. Treasury Bill ...................... A-1+ 3.64 05/26/26 18,500,000 18,397,560

38,343,137

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (Continued):
Commercial Paper (0.6%)
Cargill, Inc. ........................... A-1 3.63 04/01/26 $ 7,200,000 $ 7,200,000
Total Short-Term Debt Securities
(Cost: $45,543,137) .............................................................
45,543,137
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(4)
Dreyfus Treasury Securities Cash
Management, Institutional Shares ..... 3.53 $ 244,399 $ 244,399
Total Temporary Cash Investment
(Cost: $244,399) ...............................................................
244,399
Total Investments
(Cost: $1,090,570,654) 99.1% ....................................................
1,088,350,017
Other Net Assets 0.9% ............................................................
10,071,413
Net Assets 100.0% ...............................................................
$ 1,098,421,430
Abbreviations:
FHLB  = Federal Home Loan Bank
FHLMC  = Federal Home Loan Mortgage Corporation
FNMA  = Federal National Mortgage Association
GNMA  = Government National Mortgage Association
** Ratings as per Standard & Poor’s Corporation (unaudited).
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate values of these securities amount to $30,837,610 and represent 2.8% of net assets.
(1) U.S. Government guaranteed security
(2) Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) Percentage is less than 0.05%.

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (96.9%):
U.S. Government (22.2%)
U.S. Treasury Bond .................... AA+ 1.13 05/15/40 $ 71,625,000 $ 45,112,559
U.S. Treasury Bond .................... AA+ 1.13 08/15/40 46,250,000 28,826,758
U.S. Treasury Bond .................... AA+ 1.38 11/15/40 22,500,000 14,487,891
U.S. Treasury Bond .................... AA+ 2.25 08/15/46 29,985,000 19,537,102
U.S. Treasury Bond .................... AA+ 2.75 08/15/47 9,790,000 6,927,955
U.S. Treasury Bond .................... AA+ 2.88 05/15/43 200,000 153,594
U.S. Treasury Bond .................... AA+ 2.88 05/15/49 7,500,000 5,329,687
U.S. Treasury Bond .................... AA+ 3.63 02/15/53 23,570,000 18,914,925
U.S. Treasury Bond .................... AA+ 4.00 11/15/52 25,665,000 22,051,849
U.S. Treasury Bond .................... AA+ 4.13 08/15/53 42,025,000 36,863,805
U.S. Treasury Bond .................... AA+ 4.25 02/15/54 11,530,000 10,328,358
U.S. Treasury Bond .................... AA+ 4.63 05/15/44 3,500,000 3,394,453
U.S. Treasury Note .................... AA+ 3.50 12/15/28 1,500,000 1,487,695
U.S. Treasury Note .................... AA+ 3.50 11/30/30 36,000,000 35,339,062
U.S. Treasury Note .................... AA+ 3.63 03/31/30 24,820,000 24,565,983
U.S. Treasury Note .................... AA+ 3.63 08/31/30 13,200,000 13,039,125
U.S. Treasury Note .................... AA+ 3.63 10/31/30 2,785,000 2,749,100
U.S. Treasury Note .................... AA+ 3.63 12/31/30 5,360,000 5,287,556
U.S. Treasury Note .................... AA+ 3.75 01/31/31 5,040,000 4,997,475
U.S. Treasury Note .................... AA+ 3.75 11/30/32 3,000,000 2,936,250
U.S. Treasury Note .................... AA+ 3.75 02/28/33 5,300,000 5,179,922
U.S. Treasury Note .................... AA+ 3.88 06/30/30 16,975,000 16,949,803
U.S. Treasury Note .................... AA+ 3.88 08/31/32 33,470,000 33,051,625
U.S. Treasury Note .................... AA+ 3.88 09/30/32 19,500,000 19,247,109
U.S. Treasury Note .................... AA+ 3.88 08/15/33 18,100,000 17,769,109
U.S. Treasury Note .................... AA+ 3.88 08/15/34 7,000,000 6,821,719
U.S. Treasury Note .................... AA+ 4.00 05/31/30 14,126,000 14,175,662
U.S. Treasury Note .................... AA+ 4.00 11/15/35 9,290,000 9,062,105
U.S. Treasury Note .................... AA+ 4.13 05/31/32 1,715,000 1,719,689
U.S. Treasury Note .................... AA+ 4.13 11/15/32 7,800,000 7,803,656
U.S. Treasury Note .................... AA+ 4.25 05/15/35 15,111,000 15,070,861
U.S. Treasury Note .................... AA+ 4.50 12/31/31 8,000,000 8,191,250
U.S. Treasury Note .................... AA+ 4.63 02/15/35 2,100,000 2,154,469
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/33 9,790,000 7,185,140
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/35 9,790,000 6,498,094
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/37 9,790,000 5,817,697
U.S. Treasury Strip(1) .................. AA+ 0.00 02/15/42 21,575,000 9,777,094
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/48 10,160,000 3,222,087
492,028,273
U.S. Government Agencies (33.7%)
Mortgage-Backed Obligations (33.7%)
FHLMC .............................. AA+ 1.50 10/01/36 3,001,215 2,709,258
FHLMC .............................. AA+ 2.00 02/01/51 3,060,927 2,518,741
FHLMC .............................. AA+ 2.50 09/01/27 77,448 76,442
FHLMC .............................. AA+ 2.50 12/01/27 82,880 81,595
FHLMC .............................. AA+ 2.50 06/01/35 1,243,556 1,183,185
FHLMC .............................. AA+ 2.50 05/01/42 11,087,525 9,949,141
FHLMC .............................. AA+ 2.50 10/01/49 1,513,015 1,291,610
FHLMC .............................. AA+ 2.50 01/01/50 1,795,435 1,529,538

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC .............................. AA+ 2.50 04/01/50 $ 13,382,242 $ 11,412,117
FHLMC .............................. AA+ 2.50 05/01/50 2,721,476 2,341,349
FHLMC .............................. AA+ 2.50 06/01/50 3,668,379 3,128,577
FHLMC .............................. AA+ 2.50 02/01/51 1,449,555 1,248,451
FHLMC .............................. AA+ 2.50 04/01/51 3,564,326 3,062,625
FHLMC .............................. AA+ 2.50 05/01/51 12,885,177 11,062,998
FHLMC .............................. AA+ 2.50 09/01/51 3,265,643 2,791,450
FHLMC .............................. AA+ 2.50 10/01/51 2,559,554 2,169,495
FHLMC .............................. AA+ 2.50 11/01/51 2,335,672 1,991,895
FHLMC .............................. AA+ 3.00 06/01/27 44,815 44,393
FHLMC .............................. AA+ 3.00 08/01/27 729 729
FHLMC .............................. AA+ 3.00 02/01/32 882,647 859,928
FHLMC .............................. AA+ 3.00 07/01/42 142,603 131,373
FHLMC .............................. AA+ 3.00 11/01/42 348,974 319,300
FHLMC .............................. AA+ 3.00 03/01/43 623,938 572,487
FHLMC .............................. AA+ 3.00 04/01/43 7,114,933 6,551,372
FHLMC .............................. AA+ 3.00 09/01/43 23,745 23,647
FHLMC .............................. AA+ 3.00 04/01/44 170,574 162,745
FHLMC .............................. AA+ 3.00 04/01/45 2,312 2,312
FHLMC .............................. AA+ 3.00 09/01/46 2,439,802 2,170,436
FHLMC .............................. AA+ 3.00 11/01/46 223,651 199,906
FHLMC .............................. AA+ 3.00 05/01/49 1,765,902 1,573,982
FHLMC .............................. AA+ 3.00 11/01/49 2,894,129 2,579,593
FHLMC .............................. AA+ 3.00 12/01/49 1,194,690 1,064,877
FHLMC .............................. AA+ 3.00 02/01/50 1,612,143 1,436,935
FHLMC .............................. AA+ 3.00 11/01/50 2,384,563 2,117,971
FHLMC .............................. AA+ 3.00 04/01/51 1,137,559 1,011,121
FHLMC .............................. AA+ 3.00 10/01/51 9,113,065 8,016,435
FHLMC .............................. AA+ 3.00 06/01/52 5,805,833 5,155,881
FHLMC .............................. AA+ 3.50 02/01/35 766,288 746,456
FHLMC .............................. AA+ 3.50 02/01/36 244,879 237,638
FHLMC .............................. AA+ 3.50 11/01/39 1,498,072 1,448,675
FHLMC .............................. AA+ 3.50 01/01/41 267,007 255,388
FHLMC .............................. AA+ 3.50 05/01/42 18,500 17,565
FHLMC .............................. AA+ 3.50 07/01/42 733,763 696,656
FHLMC .............................. AA+ 3.50 01/01/43 17,494 16,609
FHLMC .............................. AA+ 3.50 04/01/43 12,436 11,791
FHLMC .............................. AA+ 3.50 06/01/43 499,249 473,422
FHLMC .............................. AA+ 3.50 08/01/43 749,797 734,906
FHLMC .............................. AA+ 3.50 11/01/43 41,868 39,751
FHLMC .............................. AA+ 3.50 01/01/44 6,622,730 6,280,033
FHLMC .............................. AA+ 3.50 04/01/45 588,654 553,411
FHLMC .............................. AA+ 3.50 07/01/45 830,313 781,611
FHLMC .............................. AA+ 3.50 09/01/45 369,548 347,204
FHLMC .............................. AA+ 3.50 11/01/45 1,484,012 1,397,876
FHLMC .............................. AA+ 3.50 08/01/46 1,321,398 1,237,624
FHLMC .............................. AA+ 3.50 12/01/47 365,101 339,716
FHLMC .............................. AA+ 3.50 02/01/50 988,642 919,762

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC .............................. AA+ 3.50 09/01/50 $ 1,928,449 $ 1,770,715
FHLMC .............................. AA+ 4.00 05/01/26 545 545
FHLMC .............................. AA+ 4.00 12/01/33 320,582 317,838
FHLMC .............................. AA+ 4.00 01/01/38 951,139 938,505
FHLMC .............................. AA+ 4.00 01/01/40 285,594 285,012
FHLMC .............................. AA+ 4.00 07/01/41 243,105 237,493
FHLMC .............................. AA+ 4.00 10/01/44 1,129,544 1,088,514
FHLMC .............................. AA+ 4.00 02/01/45 1,478,292 1,443,211
FHLMC .............................. AA+ 4.00 06/01/45 23,638 22,868
FHLMC .............................. AA+ 4.00 05/01/47 263,704 252,209
FHLMC .............................. AA+ 4.00 02/01/48 251,735 240,774
FHLMC .............................. AA+ 4.00 05/01/48 102,640 97,960
FHLMC .............................. AA+ 4.00 04/01/52 3,182,082 3,025,578
FHLMC .............................. AA+ 4.00 06/01/52 3,763,478 3,588,695
FHLMC .............................. AA+ 4.00 08/01/52 3,851,989 3,672,797
FHLMC .............................. AA+ 4.23 05/01/30 7,361,000 7,330,702
FHLMC .............................. AA+ 4.25 12/01/29 3,250,000 3,241,593
FHLMC .............................. AA+ 4.50 09/01/41 4,947 4,930
FHLMC .............................. AA+ 4.50 05/01/48 1,038,095 1,018,341
FHLMC .............................. AA+ 5.00 10/01/40 160,171 162,888
FHLMC .............................. AA+ 5.00 09/01/47 171,189 171,053
FHLMC .............................. AA+ 5.00 01/01/52 6,146,345 6,167,887
FHLMC .............................. AA+ 5.00 04/01/52 2,850,860 2,829,257
FHLMC .............................. AA+ 5.00 06/01/52 7,549,180 7,486,030
FHLMC .............................. AA+ 5.00 07/01/52 3,662,617 3,634,873
FHLMC .............................. AA+ 5.00 12/01/52 15,305,558 15,256,353
FHLMC .............................. AA+ 5.00 03/01/54 4,027,421 3,988,111
FHLMC .............................. AA+ 5.00 06/01/54 808,333 800,940
FHLMC .............................. AA+ 5.00 12/01/55 10,729,255 10,596,209
FHLMC .............................. AA+ 5.50 07/01/32 942 962
FHLMC .............................. AA+ 5.50 01/01/33 32,540 33,338
FHLMC .............................. AA+ 5.50 05/01/33 490 503
FHLMC .............................. AA+ 5.50 06/01/37 6,658 6,899
FHLMC .............................. AA+ 5.50 09/01/47 1,816,960 1,833,441
FHLMC .............................. AA+ 5.50 06/01/53 3,865,098 3,905,588
FHLMC .............................. AA+ 5.50 07/01/53 31,728,624 32,005,442
FHLMC .............................. AA+ 5.50 09/01/53 3,743,718 3,803,681
FHLMC .............................. AA+ 6.00 07/01/29 8,921 8,996
FHLMC .............................. AA+ 6.00 09/01/53 2,378,762 2,429,692
FHLMC .............................. AA+ 6.00 02/01/54 6,023,219 6,187,860
FHLMC .............................. AA+ 6.50 12/01/52 5,056,733 5,307,412
FHLMC .............................. AA+ 7.00 10/01/54 2,117,679 2,261,111
FHLMC .............................. AA+ 7.00 11/01/54 3,549,140 3,795,070
FHLMC ARM RFUCCT1Y + 1.78%(2) ..... AA+ 6.78 04/01/37 15,590 15,907
FHLMC ARM SOFR30A + 2.28%(2) ...... AA+ 1.93 10/01/51 9,846,176 8,959,463
FHLMC ARM SOFR30A + 2.33%(2) ...... AA+ 4.38 04/01/53 6,153,206 6,065,500
FHLMC Strip ......................... AA+ 3.00 06/01/42 3,390,256 3,141,941
FHLMC Strip ......................... AA+ 3.00 01/01/43 517,574 478,444

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC Strip ......................... AA+ 3.50 10/01/47 $ 339,615 $ 315,502
FNMA ............................... AA+ 1.00 08/01/36 611,175 534,576
FNMA ............................... AA+ 1.00 12/01/36 641,747 559,297
FNMA ............................... AA+ 2.00 07/01/36 17,004,087 15,747,933
FNMA ............................... AA+ 2.00 09/01/50 7,041,240 5,735,539
FNMA ............................... AA+ 2.00 10/01/50 6,035,359 4,967,518
FNMA ............................... AA+ 2.00 12/01/50 3,049,844 2,456,160
FNMA ............................... AA+ 2.00 02/01/51 7,707,998 6,206,853
FNMA ............................... AA+ 2.00 03/01/51 12,922,166 10,505,034
FNMA ............................... AA+ 2.00 08/01/51 2,211,084 1,796,656
FNMA ............................... AA+ 2.00 12/01/51 16,703,783 13,524,562
FNMA ............................... AA+ 2.16 02/01/32 4,991,614 4,413,079
FNMA ............................... AA+ 2.34 05/01/36 9,138,074 7,596,037
FNMA ............................... AA+ 2.50 01/01/33 101,986 97,424
FNMA ............................... AA+ 2.50 02/01/33 314,656 300,602
FNMA ............................... AA+ 2.50 05/01/35 300,783 286,273
FNMA ............................... AA+ 2.50 06/01/35 2,239,704 2,130,973
FNMA ............................... AA+ 2.50 07/01/35 2,253,522 2,143,578
FNMA ............................... AA+ 2.50 09/01/35 2,123,104 2,018,727
FNMA ............................... AA+ 2.50 04/01/42 10,583,965 9,503,023
FNMA ............................... AA+ 2.50 05/01/42 4,037,985 3,640,849
FNMA ............................... AA+ 2.50 06/01/42 7,232,166 6,489,621
FNMA ............................... AA+ 2.50 05/01/43 748,868 659,395
FNMA ............................... AA+ 2.50 10/01/50 844,025 725,633
FNMA ............................... AA+ 2.50 03/01/51 9,963,111 8,564,809
FNMA ............................... AA+ 2.50 04/01/51 14,823,269 12,656,622
FNMA ............................... AA+ 2.50 05/01/51 17,637,724 15,161,596
FNMA ............................... AA+ 2.50 06/01/51 1,663,174 1,412,297
FNMA ............................... AA+ 2.50 03/01/52 3,887,423 3,289,377
FNMA ............................... AA+ 2.50 04/01/52 4,189,141 3,572,466
FNMA ............................... AA+ 2.50 05/01/52 1,628,717 1,387,033
FNMA ............................... AA+ 2.77 03/01/32 5,122,000 4,690,452
FNMA ............................... AA+ 3.00 06/01/33 336,028 324,626
FNMA ............................... AA+ 3.00 07/01/33 459,629 443,884
FNMA ............................... AA+ 3.00 09/01/33 534,574 515,981
FNMA ............................... AA+ 3.00 03/01/36 568,568 542,277
FNMA ............................... AA+ 3.00 09/01/40 664,795 622,739
FNMA ............................... AA+ 3.00 12/01/42 371,665 342,395
FNMA ............................... AA+ 3.00 02/01/43 9,374 8,635
FNMA ............................... AA+ 3.00 03/01/43 8,188 7,515
FNMA ............................... AA+ 3.00 09/01/43 132,470 121,561
FNMA ............................... AA+ 3.00 02/01/45 709,563 646,587
FNMA ............................... AA+ 3.00 03/01/45 197,306 177,544
FNMA ............................... AA+ 3.00 09/01/46 1,245,884 1,124,097
FNMA ............................... AA+ 3.00 01/01/47 245,253 219,214
FNMA ............................... AA+ 3.00 12/01/47 125,549 113,053
FNMA ............................... AA+ 3.00 03/01/48 222,153 198,954
FNMA ............................... AA+ 3.00 03/01/50 1,064,639 948,584

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 3.00 05/01/50 $ 1,687,801 $ 1,509,944
FNMA ............................... AA+ 3.00 06/01/50 3,472,461 3,090,702
FNMA ............................... AA+ 3.00 08/01/50 2,048,643 1,821,511
FNMA ............................... AA+ 3.00 01/01/52 8,356,918 7,397,839
FNMA ............................... AA+ 3.00 04/01/52 27,484,675 24,177,278
FNMA ............................... AA+ 3.03 04/01/34 8,472,302 7,650,736
FNMA ............................... AA+ 3.10 06/01/29 9,800,000 9,470,512
FNMA ............................... AA+ 3.50 03/01/32 143,920 141,279
FNMA ............................... AA+ 3.50 09/01/32 16,180 15,861
FNMA ............................... AA+ 3.50 07/01/34 280,710 274,428
FNMA ............................... AA+ 3.50 10/01/34 419,368 408,752
FNMA ............................... AA+ 3.50 02/01/35 358,704 349,116
FNMA ............................... AA+ 3.50 08/01/38 12,386 11,730
FNMA ............................... AA+ 3.50 10/01/40 25,069 23,822
FNMA ............................... AA+ 3.50 03/01/41 421,827 401,237
FNMA ............................... AA+ 3.50 10/01/41 322,808 304,686
FNMA ............................... AA+ 3.50 12/01/41 277,771 262,178
FNMA ............................... AA+ 3.50 04/01/42 635,161 598,374
FNMA ............................... AA+ 3.50 08/01/42 15,826 15,007
FNMA ............................... AA+ 3.50 12/01/42 381,478 360,800
FNMA ............................... AA+ 3.50 01/01/43 368,206 348,792
FNMA ............................... AA+ 3.50 04/01/43 75,755 71,272
FNMA ............................... AA+ 3.50 08/01/43 2,048,817 1,940,262
FNMA ............................... AA+ 3.50 10/01/43 182,586 172,460
FNMA ............................... AA+ 3.50 08/01/44 930,980 866,667
FNMA ............................... AA+ 3.50 04/01/45 1,709,898 1,612,613
FNMA ............................... AA+ 3.50 05/01/45 821,168 771,517
FNMA ............................... AA+ 3.50 10/01/45 948,161 891,971
FNMA ............................... AA+ 3.50 02/01/46 1,739,749 1,622,873
FNMA ............................... AA+ 3.50 08/01/46 514,140 481,331
FNMA ............................... AA+ 3.50 10/01/46 141,221 130,802
FNMA ............................... AA+ 3.50 12/01/46 208,912 194,788
FNMA ............................... AA+ 3.50 01/01/47 266,215 246,576
FNMA ............................... AA+ 3.50 09/01/47 1,007,695 943,809
FNMA ............................... AA+ 3.50 11/01/47 4,540,644 4,224,939
FNMA ............................... AA+ 3.50 04/01/48 113,631 106,720
FNMA ............................... AA+ 3.50 03/01/50 1,883,733 1,750,728
FNMA ............................... AA+ 3.50 06/01/51 6,024,459 5,525,283
FNMA ............................... AA+ 3.50 01/01/52 2,552,131 2,354,335
FNMA ............................... AA+ 3.50 02/01/52 5,248,309 4,841,554
FNMA ............................... AA+ 3.50 05/01/52 3,968,059 3,670,072
FNMA ............................... AA+ 3.75 08/01/28 5,059,332 5,005,863
FNMA ............................... AA+ 4.00 03/01/35 95,276 94,213
FNMA ............................... AA+ 4.00 06/01/36 209,994 207,346
FNMA ............................... AA+ 4.00 10/01/36 221,942 219,173
FNMA ............................... AA+ 4.00 10/01/40 266,408 260,244
FNMA ............................... AA+ 4.00 11/01/40 5,988 5,849
FNMA ............................... AA+ 4.00 05/01/43 1,592,012 1,555,126

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 4.00 01/01/44 $ 3,161,002 $ 3,075,329
FNMA ............................... AA+ 4.00 09/01/45 131,937 127,611
FNMA ............................... AA+ 4.00 11/01/45 314,500 304,354
FNMA ............................... AA+ 4.00 02/01/47 1,013,806 978,605
FNMA ............................... AA+ 4.00 11/01/47 425,747 407,203
FNMA ............................... AA+ 4.00 04/01/48 170,875 163,083
FNMA ............................... AA+ 4.00 04/01/49 4,513,092 4,307,286
FNMA ............................... AA+ 4.00 03/01/50 2,899,408 2,768,180
FNMA ............................... AA+ 4.00 03/01/52 1,708,431 1,631,950
FNMA ............................... AA+ 4.00 07/01/52 3,260,428 3,113,460
FNMA ............................... AA+ 4.00 07/01/56 2,938,794 2,799,832
FNMA ............................... AA+ 4.50 05/01/34 1,476 1,484
FNMA ............................... AA+ 4.50 06/01/34 944 949
FNMA ............................... AA+ 4.50 11/01/40 4,748,797 4,716,814
FNMA ............................... AA+ 4.50 02/01/41 14,255,407 14,159,396
FNMA ............................... AA+ 4.50 04/01/44 582,872 577,398
FNMA ............................... AA+ 4.50 11/01/47 1,510,744 1,485,546
FNMA ............................... AA+ 4.50 05/01/50 6,689,941 6,541,225
FNMA ............................... AA+ 5.00 06/01/33 1,680 1,709
FNMA ............................... AA+ 5.00 09/01/33 6,697 6,812
FNMA ............................... AA+ 5.00 10/01/33 2,012 2,046
FNMA ............................... AA+ 5.00 11/01/33 2,162 2,199
FNMA ............................... AA+ 5.00 03/01/34 498 507
FNMA ............................... AA+ 5.00 04/01/34 1,327 1,349
FNMA ............................... AA+ 5.00 04/01/35 1,315 1,336
FNMA ............................... AA+ 5.00 06/01/35 582 592
FNMA ............................... AA+ 5.00 09/01/35 808 822
FNMA ............................... AA+ 5.00 10/01/36 1,040 1,057
FNMA ............................... AA+ 5.00 08/01/37 947,726 963,924
FNMA ............................... AA+ 5.00 05/01/39 106,270 108,079
FNMA ............................... AA+ 5.00 06/01/40 2,319 2,358
FNMA ............................... AA+ 5.00 09/01/52 10,017,639 9,941,800
FNMA ............................... AA+ 5.00 10/01/52 1,491,736 1,480,443
FNMA ............................... AA+ 5.00 11/01/52 2,789,118 2,787,432
FNMA ............................... AA+ 5.00 07/01/53 5,272,000 5,229,580
FNMA ............................... AA+ 5.00 04/01/56 3,029,985 2,992,005
FNMA ............................... AA+ 5.50 11/01/26 1,185 1,184
FNMA ............................... AA+ 5.50 03/01/33 48,747 49,693
FNMA ............................... AA+ 5.50 02/01/37 3,476 3,583
FNMA ............................... AA+ 5.50 05/01/38 964,145 997,415
FNMA ............................... AA+ 5.50 06/01/48 22,497 23,099
FNMA ............................... AA+ 5.50 08/01/51 6,058,145 6,120,939
FNMA ............................... AA+ 5.50 06/01/52 992,925 1,008,408
FNMA ............................... AA+ 5.50 03/01/53 7,417,985 7,512,752
FNMA ............................... AA+ 5.50 04/01/53 2,463,740 2,489,550
FNMA ............................... AA+ 5.50 07/01/54 930,594 936,582
FNMA ............................... AA+ 5.50 10/01/54 7,297,424 7,404,883
FNMA ............................... AA+ 5.50 02/01/55 8,025,663 8,097,198

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 6.00 03/01/28 $ 9,056 $ 9,142
FNMA ............................... AA+ 6.00 05/01/32 30,603 31,543
FNMA ............................... AA+ 6.00 04/01/33 75,761 78,411
FNMA ............................... AA+ 6.00 05/01/33 1,744 1,805
FNMA ............................... AA+ 6.00 09/01/34 335 348
FNMA ............................... AA+ 6.00 10/01/34 2,624 2,727
FNMA ............................... AA+ 6.00 03/01/36 5,438 5,701
FNMA ............................... AA+ 6.00 01/01/37 18,423 19,314
FNMA ............................... AA+ 6.00 05/01/37 5,995 6,308
FNMA ............................... AA+ 6.00 08/01/37 30,525 32,119
FNMA ............................... AA+ 6.00 12/01/37 12,648 13,308
FNMA ............................... AA+ 6.00 11/01/52 3,894,196 4,042,072
FNMA ............................... AA+ 6.00 09/01/53 8,789,524 9,098,912
FNMA ............................... AA+ 6.00 03/01/54 7,401,106 7,601,139
FNMA ............................... AA+ 6.00 04/01/54 2,071,220 2,113,086
FNMA ............................... AA+ 6.00 09/01/54 14,052,853 14,351,855
FNMA ............................... AA+ 6.50 05/01/32 48,379 50,627
FNMA ............................... AA+ 6.50 07/01/34 445 469
FNMA ............................... AA+ 6.50 09/01/34 273 288
FNMA ............................... AA+ 6.50 09/01/36 6,873 7,297
FNMA ............................... AA+ 6.50 05/01/37 65,997 70,241
FNMA ............................... AA+ 6.50 07/01/37 3,661 3,899
FNMA ............................... AA+ 6.50 02/01/54 3,014,197 3,136,882
FNMA ............................... AA+ 7.00 04/01/32 33 35
FNMA ............................... AA+ 7.00 10/01/54 1,985,509 2,123,091
FNMA ............................... AA+ 7.50 06/01/31 41 42
FNMA ............................... AA+ 7.50 02/01/32 227 239
FNMA ............................... AA+ 7.50 06/01/32 11,058 11,772
FNMA ............................... AA+ 8.00 04/01/32 10,984 11,379
FNMA ARM SOFR30A + 2.29%(2) ....... AA+ 4.38 02/01/53 7,121,259 7,057,952
FNMA ARM SOFR30A + 2.37%(2) ....... AA+ 1.81 09/01/51 8,975,960 8,170,091
FNMA Strip ........................... AA+ 3.00 08/01/42 339,891 315,952
FRESB Multifamily Mortgage(3) .......... AA+ 2.37 10/01/26 578,817 573,724
FRESB Multifamily Mortgage(3) .......... AA+ 3.61 10/01/28 504,889 498,089
GNMA(4) ............................ AA+ 1.50 07/01/36 2,260,858 2,058,542
GNMA(4) ............................ AA+ 1.50 02/01/37 2,328,701 2,113,691
GNMA(4) ............................ AA+ 2.00 04/01/32 289,166 274,388
GNMA(4) ............................ AA+ 2.00 09/01/35 941,301 873,419
GNMA(4) ............................ AA+ 2.00 09/01/50 1,655,930 1,321,737
GNMA(4) ............................ AA+ 2.50 12/01/50 3,869,022 3,307,510
GNMA(4) ............................ AA+ 2.50 10/01/51 7,185,917 6,170,438
GNMA(4) ............................ AA+ 2.50 08/01/52 9,171,360 7,889,102
GNMA(4) ............................ AA+ 2.50 03/01/53 14,019,089 12,058,490
GNMA(4) ............................ AA+ 2.50 06/01/53 6,038,276 5,193,810
GNMA(4) ............................ AA+ 3.00 01/01/46 685,010 612,680
GNMA(4) ............................ AA+ 3.00 02/01/47 842,682 760,690
GNMA(4) ............................ AA+ 3.00 10/01/51 5,307,127 4,696,513
GNMA(4) ............................ AA+ 3.00 08/01/52 4,496,712 4,014,666

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
GNMA(4) ............................ AA+ 3.50 02/01/42 $ 236,333 $ 222,212
GNMA(4) ............................ AA+ 3.50 07/01/42 721,844 682,989
GNMA(4) ............................ AA+ 3.50 11/01/42 150,252 142,172
GNMA(4) ............................ AA+ 3.50 03/01/45 675,155 633,279
GNMA(4) ............................ AA+ 3.50 05/01/45 561,776 526,910
GNMA(4) ............................ AA+ 3.50 12/01/50 316,333 293,989
GNMA(4) ............................ AA+ 3.70 05/01/42 347,992 331,312
GNMA(4) ............................ AA+ 4.00 03/01/41 132,542 128,595
GNMA(4) ............................ AA+ 4.00 11/01/41 197,323 191,467
GNMA(4) ............................ AA+ 4.00 01/01/42 19,715 19,126
GNMA(4) ............................ AA+ 4.00 08/01/42 211,963 204,752
GNMA(4) ............................ AA+ 4.25 04/01/41 268,898 262,604
GNMA(4) ............................ AA+ 4.50 09/01/30 80,169 80,406
GNMA(4) ............................ AA+ 4.50 04/01/31 2,824 2,833
GNMA(4) ............................ AA+ 4.50 06/01/34 48,467 48,507
GNMA(4) ............................ AA+ 4.50 09/01/40 159,711 159,028
GNMA(4) ............................ AA+ 4.50 10/01/40 271,666 270,504
GNMA(4) ............................ AA+ 4.50 10/01/43 7,739 7,672
GNMA(4) ............................ AA+ 5.00 06/01/39 305,244 310,965
GNMA(4) ............................ AA+ 5.00 05/01/40 30,825 31,404
GNMA(4) ............................ AA+ 5.00 06/01/40 19,203 19,562
GNMA(4) ............................ AA+ 5.50 01/01/36 21,107 21,317
GNMA(4) ............................ AA+ 6.50 04/01/31 3,500 3,592
GNMA(4) ............................ AA+ 6.50 10/01/31 84 87
GNMA(4) ............................ AA+ 6.50 12/01/31 937 938
GNMA(4) ............................ AA+ 6.50 05/01/32 5,355 5,448
GNMA(4) ............................ AA+ 7.00 05/01/31 82 86
747,559,559
Corporate Debt (40.9%)
Basic Materials (0.4%)
International Flavors & Fragrances, Inc.† .. BBB- 1.83 10/15/27 9,112,000 8,740,872
8,740,872
Communications (2.2%)
AT&T, Inc. ............................ BBB 2.75 06/01/31 12,275,000 11,219,360
Expedia Group, Inc. .................... BBB 5.40 02/15/35 5,500,000 5,455,721
Motorola Solutions, Inc. ................ BBB 5.55 08/15/35 4,810,000 4,917,441
T-Mobile USA, Inc. ..................... BBB 5.00 02/15/36 8,300,000 8,159,451
Uber Technologies, Inc.† ............... BBB 4.50 08/15/29 5,525,000 5,474,893
VeriSign, Inc. ......................... BBB 2.70 06/15/31 10,304,000 9,219,763
Verizon Communications, Inc. ........... BBB+ 4.75 01/15/33 3,360,000 3,316,984
47,763,613
Consumer, Cyclical (2.2%)
AutoZone, Inc. ........................ BBB 3.75 04/18/29 1,795,000 1,757,196
AutoZone, Inc. ........................ BBB 6.25 11/01/28 6,195,000 6,466,938
Darden Restaurants, Inc. ............... BBB 3.85 05/01/27 5,280,000 5,243,699
Ford Motor Credit Co. LLC .............. BBB- 6.80 11/07/28 5,200,000 5,387,570
General Motors Financial Co., Inc. ....... BBB 3.10 01/12/32 4,840,000 4,342,990

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Consumer, Cyclical (Continued)
Lennar Corp. ......................... BBB 5.00 06/15/27 $ 3,051,000 $ 3,057,809
Lowe's Cos., Inc. ...................... BBB+ 2.63 04/01/31 5,580,000 5,070,647
Lowe's Cos., Inc. ...................... BBB+ 4.50 10/15/32 6,450,000 6,341,246
Royal Caribbean Cruises, Ltd.† .......... BBB 6.00 02/01/33 6,410,000 6,483,920
Toll Brothers Finance Corp. ............. BBB 5.60 06/15/35 3,855,000 3,931,707
48,083,722
Consumer, Non-cyclical (4.2%)
AbbVie, Inc. .......................... A- 4.75 03/15/36 10,275,000 10,062,481
AbbVie, Inc. .......................... A- 5.05 03/15/34 6,765,000 6,866,886
Amgen, Inc. .......................... BBB+ 5.25 03/02/33 11,125,000 11,414,376
Block Financial LLC .................... BBB 2.50 07/15/28 4,230,000 3,994,171
Block Financial LLC .................... BBB 5.38 09/15/32 6,555,000 6,350,697
Bunge Ltd. Finance Corp. ............... A- 2.75 05/14/31 8,115,000 7,390,423
Bunge Ltd. Finance Corp. ............... A- 4.20 09/17/29 4,125,000 4,084,388
Constellation Brands, Inc. ............... BBB 4.80 01/15/29 1,062,000 1,067,905
CVS Health Corp. ..................... BBB 3.75 04/01/30 9,660,000 9,338,583
CVS Health Corp. ..................... BBB 5.40 06/01/29 2,045,000 2,093,892
Elevance Health, Inc. .................. A- 2.88 09/15/29 7,245,000 6,864,009
Equifax, Inc. .......................... BBB 4.80 09/15/29 8,650,000 8,702,387
Global Payments, Inc. .................. BBB- 5.20 11/15/32 6,730,000 6,531,127
J M Smucker Co. ...................... BBB 6.20 11/15/33 7,890,000 8,355,350
93,116,675
Energy (4.1%)
Antero Resources Corp.† ............... BBB- 5.38 03/01/30 2,210,000 2,220,522
Cheniere Energy Partners LP ............ BBB+ 4.50 10/01/29 10,865,000 10,799,552
Diamondback Energy, Inc. .............. BBB 5.15 01/30/30 10,942,000 11,175,721
Energy Transfer LP .................... BBB 5.25 07/01/29 3,400,000 3,474,780
Energy Transfer LP .................... BBB 5.55 02/15/28 7,215,000 7,351,338
EQT Corp. ........................... BBB- 3.90 10/01/27 2,593,000 2,568,668
Expand Energy Corp. .................. BBB- 5.38 03/15/30 2,476,000 2,497,671
HF Sinclair Corp. ...................... BBB- 4.50 10/01/30 9,021,000 8,847,847
HF Sinclair Corp. ...................... BBB- 5.75 01/15/31 2,450,000 2,504,976
Kinder Morgan, Inc. .................... BBB+ 5.10 08/01/29 10,870,000 11,083,110
ONEOK, Inc. ......................... BBB 4.40 10/15/29 2,260,000 2,247,069
ONEOK, Inc.† ........................ BBB 5.63 01/15/28 5,510,000 5,579,831
Plains All American Pipeline LP / PAA
Finance Corp. ...................... BBB 4.70 01/15/31 3,340,000 3,333,879
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 5.50 03/01/30 7,789,000 7,866,432
Western Midstream Operating LP ........ BBB- 4.75 08/15/28 9,150,000 9,182,858
90,734,254
Financial (19.9%)
Alexandria Real Estate Equities, Inc. ...... BBB+ 4.75 04/15/35 11,253,000 10,645,795
Alleghany Corp. ....................... AA 3.63 05/15/30 4,660,000 4,523,908
American Express Co.(3)(5) ............. A- 4.92 07/20/33 16,750,000 16,791,340
American Tower Corp. .................. BBB+ 2.90 01/15/30 4,435,000 4,166,113
American Tower Corp. .................. BBB+ 5.80 11/15/28 5,435,000 5,602,217

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Aon North America, Inc. ................ A- 5.45 03/01/34 $ 10,845,000 $ 11,082,138
Arthur J. Gallagher & Co. ............... BBB+ 5.00 02/15/32 8,245,000 8,264,093
Bank of America Corp.(3)(5) ............. A- 2.97 02/04/33 26,230,000 23,741,432
Bank of New York Mellon Corp.(3)(5) ..... A 4.97 04/26/34 4,860,000 4,864,636
Bank of New York Mellon Corp.(3)(5) ..... A 5.06 07/22/32 6,840,000 6,970,317
BankUnited, Inc. ...................... BBB- 5.13 06/11/30 6,170,000 6,161,168
Boston Properties LP .................. BBB 2.55 04/01/32 6,500,000 5,585,855
Boston Properties LP .................. BBB 5.75 01/15/35 4,900,000 4,873,550
Brown & Brown, Inc. ................... BBB- 5.25 06/23/32 2,880,000 2,877,600
Capital One Financial Corp.(3)(5) ........ BBB 4.93 05/10/28 4,365,000 4,378,353
Capital One Financial Corp.(3)(5) ........ BBB 6.31 06/08/29 6,700,000 6,930,140
Citigroup, Inc.(3)(5) .................... BBB+ 3.79 03/17/33 10,865,000 10,188,519
Citigroup, Inc.(3)(5) .................... BBB+ 3.98 03/20/30 4,460,000 4,388,977
Citigroup, Inc.(3)(5) .................... BBB+ 4.41 03/31/31 1,000,000 987,721
Citigroup, Inc.(3)(5) .................... BBB 5.83 02/13/35 6,620,000 6,703,894
Citizens Financial Group, Inc.(3)(5) ....... BBB+ 5.84 01/23/30 10,653,000 10,972,850
Digital Realty Trust LP .................. BBB+ 5.55 01/15/28 7,531,000 7,665,855
Equinix, Inc. .......................... BBB+ 3.20 11/18/29 5,220,000 4,971,794
Fairfax Financial Holdings Ltd. ........... A- 6.00 12/07/33 5,010,000 5,235,335
Fifth Third Bancorp(3)(5) ................ BBB+ 4.90 09/06/30 4,240,000 4,254,440
Fifth Third Bancorp(3)(5) ................ BBB+ 6.34 07/27/29 4,762,000 4,937,734
First Horizon Bank ..................... BBB 5.75 05/01/30 4,800,000 4,876,801
Goldman Sachs Group, Inc. ............. BBB+ 2.60 02/07/30 9,000,000 8,371,708
Goldman Sachs Group, Inc.(3)(5) ........ BBB+ 5.33 07/23/35 12,200,000 12,240,320
Host Hotels & Resorts LP ............... BBB- 5.70 07/01/34 8,715,000 8,810,780
JPMorgan Chase & Co.(3)(5) ............ A 5.00 07/22/30 7,600,000 7,708,826
JPMorgan Chase & Co.(3)(5) ............ A 5.35 06/01/34 4,625,000 4,714,689
JPMorgan Chase & Co.(3)(5) ............ A 5.50 01/24/36 9,765,000 9,993,031
Kemper Corp. ......................... BBB- 3.80 02/23/32 4,045,000 3,662,515
KeyCorp ............................. BBB 2.55 10/01/29 7,365,000 6,881,692
KeyCorp(3)(5) ........................ BBB 4.79 06/01/33 4,000,000 3,911,670
Kimco Realty OP LLC .................. A- 4.85 03/01/35 3,850,000 3,776,162
Kimco Realty OP LLC .................. A- 6.40 03/01/34 6,800,000 7,359,708
Liberty Mutual Group, Inc.† ............. BBB 4.57 02/01/29 11,473,000 11,418,665
M&T Bank Corp.(3)(5) .................. BBB+ 4.55 08/16/28 1,387,000 1,385,926
M&T Bank Corp.(3)(5) .................. BBB+ 5.18 07/08/31 3,450,000 3,484,148
Manufacturers & Traders Trust Co. ....... BBB+ 3.40 08/17/27 3,690,000 3,636,229
Mercury General Corp. ................. BBB- 4.40 03/15/27 3,330,000 3,306,964
Morgan Stanley(3)(5) .................. A- 2.70 01/22/31 10,000,000 9,288,313
Morgan Stanley(3)(5) .................. A- 5.17 01/16/30 1,910,000 1,937,047
Morgan Stanley(3)(5) .................. A- 5.45 07/20/29 10,255,000 10,443,122
NNN REIT, Inc. ....................... BBB+ 2.50 04/15/30 4,835,000 4,449,718
NNN REIT, Inc. ....................... BBB+ 4.60 02/15/31 4,345,000 4,317,353
PNC Bank N.A. ....................... A- 2.70 10/22/29 10,500,000 9,865,765
PNC Financial Services Group, Inc.(3)(5) .. A- 5.58 06/12/29 2,060,000 2,111,244
PNC Financial Services Group, Inc.(3)(5) .. A- 6.88 10/20/34 3,635,000 4,011,243
Prologis LP ........................... A 5.25 05/15/35 7,025,000 7,138,516
Realty Income Corp. ................... A- 4.85 03/15/30 1,780,000 1,801,191

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Realty Income Corp. ................... A- 5.13 02/15/34 $ 8,865,000 $ 8,926,206
Synchrony Financial(3)(5) ............... BBB- 5.02 07/29/29 4,325,000 4,319,426
Tanger Properties LP ................... BBB 2.75 09/01/31 2,350,000 2,100,065
Tanger Properties LP ................... BBB 3.88 07/15/27 3,500,000 3,471,198
Truist Financial Corp.(3)(5) .............. A- 4.87 01/26/29 8,055,000 8,108,158
Truist Financial Corp.(3)(5) .............. A- 4.96 10/23/36 5,120,000 4,959,427
US Bancorp(3)(5) ..................... A 4.48 01/26/32 7,000,000 6,926,404
US Bancorp(3)(5) ..................... A 4.65 02/01/29 6,695,000 6,722,146
US Bancorp(3)(5) ..................... A 5.78 06/12/29 2,500,000 2,570,453
Wells Fargo & Co.(3)(5) ................ BBB+ 2.57 02/11/31 1,000,000 925,296
Wells Fargo & Co.(3)(5) ................ BBB+ 3.35 03/02/33 9,115,000 8,362,652
Wells Fargo & Co.(3)(5) ................ BBB+ 5.20 01/23/30 6,595,000 6,703,627
Wells Fargo & Co.(3)(5) ................ BBB+ 5.21 12/03/35 6,190,000 6,161,828
Welltower OP LLC ..................... A- 2.75 01/15/31 11,328,000 10,419,541
Zions Bancorp N.A. .................... BBB 3.25 10/29/29 12,030,000 11,148,735
440,494,282
Industrial (3.7%)
Arrow Electronics, Inc. ................. BBB- 5.15 08/21/29 8,845,000 8,932,462
Boeing Co. ........................... BBB- 3.20 03/01/29 12,077,000 11,642,081
CH Robinson Worldwide, Inc. ............ BBB+ 4.20 04/15/28 5,575,000 5,534,249
Flex Ltd. ............................. BBB- 4.88 06/15/29 1,478,000 1,483,027
Flex, Ltd. ............................. BBB- 5.38 11/13/35 3,860,000 3,799,682
Howmet Aerospace, Inc. ................ BBB+ 4.55 11/15/32 6,730,000 6,647,415
Jabil, Inc. ............................ BBB- 3.00 01/15/31 4,000,000 3,686,732
Jabil, Inc. ............................ BBB- 3.95 01/12/28 2,910,000 2,882,953
L3Harris Technologies, Inc. ............. BBB 4.85 04/27/35 6,960,000 6,825,454
Lennox International, Inc. ............... BBB 1.70 08/01/27 4,935,000 4,768,805
Otis Worldwide Corp. .................. BBB 5.13 11/19/31 7,715,000 7,885,699
Rockwell Collins, Inc. .................. BBB+ 3.50 03/15/27 4,600,000 4,552,882
Teledyne Technologies, Inc. ............. BBB 2.75 04/01/31 2,905,000 2,656,359
Vulcan Materials Co. ................... BBB+ 4.95 12/01/29 11,330,000 11,501,059
82,798,859
Technology (1.2%)
Intel Corp. ............................ BBB 5.20 02/10/33 6,570,000 6,620,669
Microchip Technology, Inc. .............. BBB 4.90 03/15/28 4,825,000 4,854,460
Paychex, Inc. ......................... BBB+ 5.10 04/15/30 9,140,000 9,225,678
Synopsys, Inc. ........................ BBB 5.00 04/01/32 6,340,000 6,394,313
27,095,120
Utilities (3.0%)
American Electric Power Co., Inc. ........ BBB 5.20 01/15/29 11,429,000 11,667,727
Black Hills Corp. ...................... BBB+ 3.05 10/15/29 4,855,000 4,608,883
Dominion Energy, Inc. .................. A 2.30 12/01/31 10,799,000 9,551,885
DTE Energy Co. ....................... BBB 5.10 03/01/29 10,596,000 10,776,270
Duke Energy Carolinas LLC ............. A 4.85 01/15/34 11,017,000 11,012,175
NiSource, Inc. ........................ BBB+ 5.20 07/01/29 10,740,000 10,959,203

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Utilities (Continued)
Southern Co. ......................... BBB+ 5.70 03/15/34 $ 8,560,000 $ 8,878,420
67,454,563
Total Corporate Debt ..............................................................
906,281,960
Sovereign Debt (0.1%)
Sri Lanka AID ......................... NR 6.59 09/15/28 823,627 841,273‡
Total Long-Term Debt Securities
(Cost: $2,253,611,668) ..........................................................
2,146,711,065
SHORT-TERM DEBT SECURITIES (2.5%):
U.S. Government (2.2%)
U.S. Treasury Bill ...................... A-1+ 3.64 04/28/26 25,000,000 24,931,971
U.S. Treasury Bill ...................... A-1+ 3.64 05/26/26 24,000,000 23,867,106
48,799,077
Commercial Paper (0.3%)
Cargill, Inc. ........................... A-1 3.63 04/01/26 7,400,000 7,400,000
Total Short-Term Debt Securities
(Cost: $56,199,077) .............................................................
56,199,077
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(6)
Dreyfus Treasury Securities Cash
Management, Institutional Shares ..... 3.53 $ 573,984 $ 573,984
Total Temporary Cash Investment
(Cost: $573,984) ...............................................................
573,984
Total Investments
(Cost: $2,310,384,729) 99.4% ....................................................
2,203,484,126
Other Net Assets 0.6% ............................................................
12,654,442
Net Assets 100.0% ...............................................................
$ 2,216,138,568
Abbreviations:
ARM  = Adjustable Rate Mortgage
FHLMC  = Federal Home Loan Mortgage Corporation
FNMA  = Federal National Mortgage Association
FRESB  = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA  = Government National Mortgage Association
Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR  = Secured overnight financing rate
SOFR30A  = 30-day Average SOFR (Secured overnight financing rate)
12M TSFR  = Twelve month term SOFR (Secured overnight financing rate)
NR = Not Rated
** Ratings as per Standard & Poor’s Corporation (unaudited).

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate values of these securities amount to $39,918,703 and represent 1.8% of net assets.
‡ Level 3 Security.
(1) Zero Coupon.
(2) Floating Rate Note.
(3) Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
(4) U.S. Government guaranteed security
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Percentage is less than 0.05%.

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES
March 31, 2026

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:
 Level 1 — quoted prices in active markets for identical securities.
 Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
As of March 31, 2026, management determined that the fair value inputs used for all equity securities were con-
sidered Level 1, with the exception of one in the MoA All America Fund, one in the MoA Small Cap Growth Fund,
two securities in the MoA Small Cap Equity Index Fund, one in the MoA Catholic Values Index Fund and one in the
MoA Core Bond Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Lev-
el 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2.
Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one debt security in the MoA Core Bond Fund (see Note (a) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2026:
Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
Investments at Fair Value:*
MoA Equity Index Fund
Common Stock $ 5,770,010,957 — — $ 5,770,010,957
Short-Term Debt Securities — $ 68,718,384 — $ 68,718,384
Temporary Cash Investment $ 87,271 — — $ 87,271
$ 5,770,098,228 $ 68,718,384 — $ 5,838,816,612
MoA All America Fund
Common Stock $ 274,635,628 — — $ 274,635,628
Short-Term Debt Securities — $ 3,589,095 — $ 3,589,095
Temporary Cash Investment $ 3,509,923 — — $ 3,509,923
Rights — — —(a) —
$ 278,145,551 $ 3,589,095 — $ 281,734,646
MoA Small Cap Value Fund
Common Stock $ 358,952,325 — — $ 358,952,325
Short-Term Debt Securities — $ 4,692,419 — $ 4,692,419
Temporary Cash Investment $ 895,652 — — $ 895,652
$ 359,847,977 $ 4,692,419 — $ 364,540,396

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026

Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
MoA Small Cap Growth Fund
Common Stock $ 407,045,192 — — $ 407,045,192
Short-Term Debt Securities — $ 8,680,095 — $ 8,680,095
Temporary Cash Investment $ 102,486 — — $ 102,486
Rights — — —(a) —
$ 407,147,678 $ 8,680,095 — $ 415,827,773
MoA Small Cap Equity Index Fund
Common Stock $ 177,382,714 — — $ 177,382,714
Temporary Cash Investment $ 12,210 — — $ 12,210
Earnout Shares — — —(a) —
$ 177,394,924 — — $ 177,394,924
MoA Mid Cap Value Fund
Common Stock $ 183,730,552 — — $ 183,730,552
Short-Term Debt Securities — $ 3,044,938 — $ 3,044,938
Temporary Cash Investment $ 919,178 — — $ 919,178
$ 184,649,730 $ 3,044,938 — $ 187,694,668
MoA Mid Cap Growth Fund
Common Stock $ 100,024,337 — — $ 100,024,337
Short-Term Debt Securities — $ 2,695,374 — $ 2,695,374
Temporary Cash Investment $ 41,803 — — $ 41,803
$ 100,066,140 $ 2,695,374 — $ 102,761,514
MoA Mid Cap Equity Index Fund
Common Stock $ 1,203,506,823 — — $ 1,203,506,823
Short-Term Debt Securities — $ 16,864,558 — $ 16,864,558
Temporary Cash Investment $ 116,119 — — $ 116,119
$ 1,203,622,942 $ 16,864,558 — $ 1,220,487,500
MoA Balanced Fund
Common Stock $ 121,432,542 — — $ 121,432,542
U.S. Government Debt — $ 19,666,021 — $ 19,666,021
U.S. Government Agency
Residential Mortgage-Backed
Obligations — $ 24,523,475 — $ 24,523,475
Long-Term Corporate Debt — $ 30,053,506 — $ 30,053,506
Short-Term Debt Securities — $ 8,529,993 — $ 8,529,993
Temporary Cash Investment $ 1,745,869 — — $ 1,745,869
$ 123,178,411 $ 82,772,995 — $ 205,951,406
MoA International Fund
Common Stock $ 216,172,538 $ 1,965,885,282 — $ 2,182,057,820
Short-Term Debt Securities — $ 17,519,183 — $ 17,519,183
Temporary Cash Investment $ 1,699,976 — — $ 1,699,976
$ 217,872,514 $ 1,983,404,465 — $ 2,201,276,979

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026

Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
MoA Catholic Values Index Fund
Common Stock $ 9,873,540 — — $ 9,873,540
Temporary Cash Investment $ 6,541 — — $ 6,541
Rights — — —(a) —
$ 9,880,081 — — $ 9,880,081
MoA Retirement Income Fund
Affiliated Mutual Funds $ 289,154,279 — — $ 289,154,279
Temporary Cash Investment $ 23 — — $ 23
$ 289,154,302 — — $ 289,154,302
MoA Clear Passage 2020 Fund
Affiliated Mutual Funds $ 391,054,601 — — $ 391,054,601
MoA Clear Passage 2025 Fund
Affiliated Mutual Funds $ 1,019,725,699 — — $ 1,019,725,699
Temporary Cash Investment $ 24 — — $ 24
$ 1,019,725,723 — — $ 1,019,725,723
MoA Clear Passage 2030 Fund
Affiliated Mutual Funds $ 1,468,331,863 — — $ 1,468,331,863
MoA Clear Passage 2035 Fund
Affiliated Mutual Funds $ 1,518,412,623 — — $ 1,518,412,623
MoA Clear Passage 2040 Fund
Affiliated Mutual Funds $ 1,327,702,239 — — $ 1,327,702,239
MoA Clear Passage 2045 Fund
Affiliated Mutual Funds $ 1,380,006,883 — — $ 1,380,006,883
MoA Clear Passage 2050 Fund
Affiliated Mutual Funds $ 1,089,263,755 — — $ 1,089,263,755
MoA Clear Passage 2055 Fund
Affiliated Mutual Funds $ 672,548,796 — — $ 672,548,796
MoA Clear Passage 2060 Fund
Affiliated Mutual Funds $ 401,613,883 — — $ 401,613,883
MoA Clear Passage 2065 Fund
Affiliated Mutual Funds $ 195,364,182 — — $ 195,364,182
MoA Clear Passage 2070 Fund
Affiliated Mutual Funds $ 7,068,026 — — $ 7,068,026
MoA Conservative Allocation Fund
Affiliated Mutual Funds $ 140,746,611 — — $ 140,746,611
MoA Moderate Allocation Fund
Affiliated Mutual Funds $ 381,754,445 — — $ 381,754,445
MoA Aggressive Allocation Fund
Affiliated Mutual Funds $ 327,566,366 — — $ 327,566,366

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026

__________________
Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
MoA Intermediate Bond Fund
U.S. Government Debt — $ 394,196,033 — $ 394,196,033
U.S. Government Agency
Residential Mortgage-Backed
Obligations — $ 129,654,594 — $ 129,654,594
U.S. Government Agency Non-
Mortgage-Backed Obligations — $ 9,843,256 — $ 9,843,256
Long-Term Corporate Debt — $ 508,868,598 — $ 508,868,598
Short-Term Debt Securities — $ 45,543,137 — $ 45,543,137
Temporary Cash Investment $ 244,399 — — $ 244,399
$ 244,399 $ 1,088,105,618 — $ 1,088,350,017
MoA Core Bond Fund
U.S. Government Debt — $ 492,028,273 — $ 492,028,273
U.S. Government Agency
Residential Mortgage-Backed
Obligations — $ 747,559,559 — $ 747,559,559
Long-Term Corporate Debt — $ 906,281,960 — $ 906,281,960
Sovereign Debt — — $ 841,273(a) $ 841,273
Short-Term Debt Securities — $ 56,199,077 — $ 56,199,077
Temporary Cash Investment $ 573,984 — — $ 573,984
$ 573,984 $ 2,202,068,869 $ 841,273 $ 2,203,484,126
Other Financial Instruments:**
MoA Equity Index Fund $ (1,030,960) — — $ (1,030,960)
MoA International Fund $ (69,057) — — $ (69,057)
MoA All America Fund $ 18,553 — — $ 18,553
MoA Mid Cap Equity Index Fund $ 158,372 — — $ 158,372
* See Portfolios of Investments for more details on industry or country classifications, as applicable.
** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.
(a) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of
Directors of the Investment Company.

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026

__________________
Security Valuation — Investment securities are carried at fair value as follows:
The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds.
Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.
The Board has adopted valuation procedures for security valuation under which the Adviser was designated to per-
form certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for su-
pervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of com-
pany specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.
Fair Value Measurement Using Significant Unobservable
Inputs (Level 3) for the period ended March 31, 2026
Balance
December 31,
2025 (a)
Change in
Unrealized
Gains
(Losses)
Realized
Gains
(Losses)
Accrued
Discounts/
Premiums
Transfers
Into
Level 3
Transfers
Out of
Level 3
Purchases/
Payups
Sales/
Paydown
Balance
March 31,
2026 (a)
Net Change in
Unrealized
Gains/
(Losses)
of Level 3
Assets Held
as of
March 31,
2026
MoA All America
Fund —
Rights .... — — — — — — — — —(b) —
MoA Small Cap
Growth Fund
— Rights .. — — — — — — — — —(b) —
MoA Small
Cap Equity
Index Fund
— Earnout
Shares .... —(c) — — — — — — — —(c) —
MoA Catholic
Values Index
Fund —
Rights .... —(d) — — — — — — — —(d) —
MoA Core
Bond Fund
— Sovereign
Debt ..... $1,001,410(e) $(8,937) $(1,209) $(695) — — — $(149,296) $841,273(e) $(8,937)
(a) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of
Directors of the Investment Company.
(b) Level 3 secruities, Blueprint Medicines Corp. - contingent value rights with $0 fair value.
(c) Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - earnout shares with $0 fair value.
(d)
Level 3 securities, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.
(e)
Level 3 security, Sri Lanka AID, with change in unrealized loss of $(8,937), accrued discounts of $(695), sales/paydowns of $(149,296) and $841,273 fair value.

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the Valuation Committee is responsible for the fair valuation of portfolio security.
Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.
Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodolo-
gies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.
Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.
When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.
The Target Date Funds and the Conservative, Aggressive, and Moderate Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.
Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.
Futures Contracts — The MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, MoA International Fund and
a portion of the MoA All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.
An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components
of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.
The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) rep-
resenting the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of March 31, 2026, and for the nine months ended March 31, 2026:

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
March 31, 2026

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with an-
other security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.
The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.
Derivatives not accounted
for as hedging instruments
Risk
Type
Locations on Statements of
Assets and Liabilities
0.0001
MoA Equity
Index Fund
0.011
MoA All
America Fund
0.017
MoA Mid Cap
Equity Index
Fund
0.019
MoA
International
Fund
Futures Contracts
Equity Total Distributable Earnings
(Loss) ..............
$ (1,030,960) $ 18,553 $ 158,372 $ (69,057)
Derivatives not accounted
for as hedging instruments
Risk
Type
Locations on Statements of
Operations
0.0001
MoA Equity
Index Fund
0.011
MoA All
America Fund
0.017
MoA Mid Cap
Equity Index
Fund
0.019
MoA
International
Fund
Futures Contracts
Equity Net realized gain (loss) on
Futures contracts ......
$ (3,337,087) $ (123,030) $ (439,805) $ (2,531,874)
Futures Contracts
Equity Change in net unrealized
appreciation
(depreciation) of Futures
contracts .............
$ (1,006,894) $ 33,836 $ 440,272 $ (92,548)